UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments

Managed Payout Distribution Focus Fund

Consolidated Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Investment Companies (89.9%)
U.S. Stock Funds (41.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,039,705	180,623
	Vanguard REIT Index Fund Investor Shares	2,640,511	56,982
			237,605
International Stock Fund (13.4%)
	Vanguard Total International Stock Index Fund Investor Shares	5,401,983	76,870

Bond Funds (20.2%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	7,843,712	86,909
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	2,805,356	29,344
			116,253
Market Neutral Fund (15.0%)
*	Vanguard Market Neutral Fund Investor Shares	8,429,509	86,318

Total Investment Companies (Cost $477,006)			517,046
Temporary Cash Investments (8.9%)[2]
		Face
		Amount
		($000)
U.S. Government and Agency Obligations (8.9%)
3	United States Treasury Note/Bond, 1.375%, 11/15/12	11,788	11,806
3	United States Treasury Note/Bond, 0.500%, 11/30/12	3,388	3,390
[3,4] Federal Home Loan Bank Discount Notes, 0.152%, 11/7/12		1,899	1,899
[3,5] Freddie Mac Discount Notes, 0.162%, 11/13/12		772	772
[3,5] Fannie Mae Discount Notes, 0.132%, 10/31/12		2,992	2,992
3	United States Treasury Bill, 0.095%, 10/18/12	3,879	3,879
3	United States Treasury Bill, 0.099%, 11/8/12	2,300	2,300
3	United States Treasury Bill, 0.104%, 11/23/12	6,894	6,893
3	United States Treasury Note/Bond, 3.875%, 10/31/12	5,877	5,895
3	United States Treasury Note/Bond, 1.375%, 10/15/12	4,030	4,032
3	United States Treasury Note/Bond, 0.375%, 10/31/12	2,875	2,875
[3,4] Federal Home Loan Bank Discount Notes, 0.116%, 10/4/12		2,200	2,200
[3,4] Federal Home Loan Bank Discount Notes, 0.121%, 10/10/12		2,200	2,200
Total Temporary Cash Investments (Cost $51,133)			51,133
Total Investments (98.8%) (Cost $528,139)			568,179
Other Assets and Liabilities-Net (1.2%)			6,678
Net Assets (100%)			574,857

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending September 30, 2012.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.1% and -1.2%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout
Distribution Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

Managed Payout Distribution Focus Fund

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Basis for Consolidation: Vanguard MPF Portfolio III ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC, commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2012, the fund held $57,607,000 in the subsidiary, representing 10.0% of the fund's net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities indirectly through the subsidiary's investment in swaps that earn that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the subsidiary and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments.

At September 30, 2012, the subsidiary had the following open total return swap contracts:
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/12	CS	57,806	(0.44%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

Managed Payout Distribution Focus Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's consolidated investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	517,046	—	—
Temporary Cash Investments	—	51,133	—
Total	517,046	51,133	—

E. At September 30, 2012, the cost of investment securities for tax purposes was $528,139,000. Net unrealized appreciation of investment securities for tax purposes was $40,040,000, consisting of unrealized gains of $44,721,000 on securities that had risen in value since their purchase and $4,681,000 in unrealized losses on securities that had fallen in value since their purchase.

Managed Payout Growth Focus Fund

Consolidated Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Investment Companies (89.4%)
U.S. Stock Funds (58.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	945,471	33,886
	Vanguard REIT Index Fund Investor Shares	319,030	6,884
			40,770
International Stock Fund (20.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,016,259	14,461

Bond Fund (5.0%)
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	331,837	3,471

Market Neutral Fund (5.0%)
*	Vanguard Market Neutral Fund Investor Shares	343,642	3,519

Total Investment Companies (Cost $59,163)			62,221
Temporary Cash Investments (8.9%)[1]
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund, 0.163%	80,891	81

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (8.8%)
3	United States Treasury Note/Bond, 3.875%, 10/31/12	851	854
3	United States Treasury Note/Bond, 1.375%, 10/15/12	480	480
3	United States Treasury Note/Bond, 1.375%, 11/15/12	1,238	1,240
[3,4] Federal Home Loan Bank Discount Notes, 0.121%, 10/10/12		300	300
3	United States Treasury Note/Bond, 0.500%, 11/30/12	434	434
[3,4] Federal Home Loan Bank Discount Notes, 0.153%, 11/7/12		232	232
3	United States Treasury Note/Bond, 0.375%, 10/31/12	345	345
3	United States Treasury Bill, 0.104%, 11/23/12	718	718
[3,4] Federal Home Loan Bank Discount Notes, 0.116%, 10/4/12		300	300
[3,5] Freddie Mac Discount Notes, 0.162%, 11/13/12		93	93
[3,5] Fannie Mae Discount Notes, 0.132%, 10/31/12		357	357
3	United States Treasury Bill, 0.095%, 10/18/12	478	478
3	United States Treasury Bill, 0.099%, 11/8/12	300	300
			6,131
Total Temporary Cash Investments (Cost $6,212)			6,212
Total Investments (98.3%) (Cost $65,375)			68,433
Other Assets and Liabilities-Net (1.7%)			1,159
Net Assets (100%)			69,592

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending September 30, 2012.
1 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.9% and -1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Managed Payout Growth Focus Fund

3 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout
Growth Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Basis for Consolidation: Vanguard MPF Portfolio I ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC, commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2012, the fund held $6,904,000 in the subsidiary, representing 9.9%of the fund's net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities indirectly through the subsidiary's investment in swaps that earn that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the subsidiary and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments.

Managed Payout Growth Focus Fund

At September 30, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/12	CS	6,928	(0.44%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's consolidated investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	62,221	—	—
Temporary Cash Investments	81	6,131	—
Total	62,302	6,131	—

E. At September 30, 2012, the cost of investment securities for tax purposes was $65,375,000. Net unrealized appreciation of investment securities for tax purposes was $3,058,000, consisting of unrealized gains of $4,561,000 on securities that had risen in value since their purchase and $1,503,000 in unrealized losses on securities that had fallen in value since their purchase.

Managed Payout Growth and Distribution Fund

Consolidated Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Investment Companies (90.1%)
U.S. Stock Funds (48.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,836,604	137,504
	Vanguard REIT Index Fund Investor Shares	1,627,658	35,125
			172,629
International Stock Fund (16.4%)
	Vanguard Total International Stock Index Fund Investor Shares	4,127,850	58,739

Bond Funds (15.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,253,958	36,054
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	1,724,073	18,033
			54,087
Market Neutral Fund (10.4%)
*	Vanguard Market Neutral Fund Investor Shares	3,632,807	37,200

Total Investment Companies (Cost $296,974)			322,655
Temporary Cash Investments (8.9%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.163%	41,178	41

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (8.9%)
3	United States Treasury Bill, 0.104%, 11/23/12	4,430	4,430
3	United States Treasury Note/Bond, 3.875%, 10/31/12	3,378	3,388
3	United States Treasury Note/Bond, 1.375%, 10/15/12	2,490	2,491
3	United States Treasury Note/Bond, 1.375%, 11/15/12	7,838	7,850
3	United States Treasury Note/Bond, 0.375%, 10/31/12	1,780	1,780
3	United States Treasury Note/Bond, 0.500%, 11/30/12	2,392	2,394
[3,4] Federal Home Loan Bank Discount Notes, 0.116%, 10/4/12		1,250	1,250
[3,4] Federal Home Loan Bank Discount Notes, 0.121%, 10/10/12		1,250	1,250
[3,4] Federal Home Loan Bank Discount Notes, 0.152%, 11/7/12		1,018	1,018
[3,5] Freddie Mac Discount Notes, 0.162%, 11/13/12		474	474
[3,5] Fannie Mae Discount Notes, 0.132%, 10/31/12		1,838	1,838
3	United States Treasury Bill, 0.095%, 10/18/12	2,373	2,373
3	United States Treasury Bill, 0.099%, 11/8/12	1,300	1,300
			31,836
Total Temporary Cash Investments (Cost $31,446)			31,877
Total Investments (99.0%) (Cost $328,420)			354,532
Other Assets and Liabilities-Net (1.0%)			3,681
Net Assets (100%)			358,213

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending September 30, 2012.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.0% and -1.1%, respectively, of net assets.

Managed Payout Growth and Distribution Fund

3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout
Growth & Distribution Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Basis for Consolidation: Vanguard MPF Portfolio II ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC, commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2012, the fund held $35,714,000 in the subsidiary, representing 10.0% of the fund's net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities indirectly through the subsidiary's investment in swaps that earn that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the subsidiary and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments.

Managed Payout Growth and Distribution Fund

At September 30, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/12	CS	35,838	(0.44%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the consolidated fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	322,655	—	—
Temporary Cash Investments	41	31,836	—
Total	322,696	31,836	—

E. At September 30, 2012, the cost of investment securities for tax purposes was $328,420,000. Net unrealized appreciation of investment securities for tax purposes was $26,112,000, consisting of unrealized gains of $29,315,000 on securities that had risen in value since their purchase and $3,203,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (59.7%)[1]
Consumer Discretionary (7.3%)
	McDonald's Corp.	658,838	60,448
	Home Depot Inc.	992,302	59,905
*	Amazon.com Inc.	233,642	59,420
	Walt Disney Co.	1,100,765	57,548
	Comcast Corp. Class A	1,513,390	54,134
	News Corp. Class A	1,305,758	32,030
	Time Warner Inc.	622,539	28,220
	Target Corp.	407,487	25,863
	Starbucks Corp.	491,948	24,966
	Lowe's Cos. Inc.	763,261	23,081
	Ford Motor Co.	2,307,780	22,755
	NIKE Inc. Class B	238,985	22,682
*	DIRECTV	424,536	22,271
	TJX Cos. Inc.	480,228	21,509
*	priceline.com Inc.	32,302	19,986
	Yum! Brands Inc.	298,511	19,803
	Time Warner Cable Inc.	202,529	19,252
	Viacom Inc. Class B	308,792	16,548
	CBS Corp. Class B	391,950	14,240
	Las Vegas Sands Corp.	266,878	12,375
	Johnson Controls Inc.	441,281	12,091
*	General Motors Co.	507,979	11,557
	Carnival Corp.	290,126	10,572
	Coach Inc.	186,409	10,443
	Macy's Inc.	267,994	10,082
*	Bed Bath & Beyond Inc.	150,806	9,501
	Ross Stores Inc.	147,000	9,496
	Omnicom Group Inc.	176,816	9,117
	VF Corp.	56,870	9,063
	McGraw-Hill Cos. Inc.	163,303	8,915
*	Dollar General Corp.	170,264	8,775
*	AutoZone Inc.	22,230	8,218
	Limited Brands Inc.	161,802	7,970
	Comcast Corp.	228,274	7,944
	Mattel Inc.	220,990	7,841
	Kohl's Corp.	147,744	7,567
	Starwood Hotels & Resorts Worldwide Inc.	128,162	7,428
	Gap Inc.	206,998	7,406
*	Dollar Tree Inc.	150,484	7,265
*	Liberty Media Corp. - Liberty Capital Class A	68,298	7,115
*	O'Reilly Automotive Inc.	81,878	6,847
	Marriott International Inc. Class A	171,922	6,722
*	Chipotle Mexican Grill Inc. Class A	20,569	6,531
*	Sirius XM Radio Inc.	2,466,354	6,413
	Harley-Davidson Inc.	150,202	6,364
*	Liberty Interactive Corp. Class A	343,674	6,358
*	Delphi Automotive plc	202,300	6,271
	Genuine Parts Co.	101,068	6,168
	Ralph Lauren Corp. Class A	40,100	6,064

Wynn Resorts Ltd.	52,212	6,027
Nordstrom Inc.	107,961	5,957
* Discovery Communications Inc. Class A	94,794	5,653
* Liberty Global Inc. Class A	89,535	5,439
Staples Inc.	447,772	5,158
* BorgWarner Inc.	74,437	5,144
Tiffany & Co.	82,209	5,087
Virgin Media Inc.	171,168	5,039
Wyndham Worldwide Corp.	94,967	4,984
PetSmart Inc.	70,370	4,854
* Lululemon Athletica Inc.	65,501	4,843
Darden Restaurants Inc.	83,449	4,652
Tractor Supply Co.	46,958	4,644
Family Dollar Stores Inc.	64,609	4,284
* Liberty Global Inc.	74,766	4,218
DISH Network Corp. Class A	137,428	4,207
PVH Corp.	44,851	4,203
* CarMax Inc.	148,417	4,200
Whirlpool Corp.	50,293	4,170
DR Horton Inc.	186,419	3,848
Autoliv Inc.	62,074	3,847
Ulta Salon Cosmetics & Fragrance Inc.	38,968	3,753
* Discovery Communications Inc.	66,885	3,748
Newell Rubbermaid Inc.	188,047	3,590
Scripps Networks Interactive Inc. Class A	58,289	3,569
Foot Locker Inc.	99,084	3,518
* PulteGroup Inc.	224,023	3,472
Expedia Inc.	59,661	3,451
Polaris Industries Inc.	42,435	3,432
* LKQ Corp.	182,392	3,374
H&R Block Inc.	191,118	3,312
Advance Auto Parts Inc.	47,882	3,277
Best Buy Co. Inc.	189,791	3,263
* Toll Brothers Inc.	97,277	3,233
Interpublic Group of Cos. Inc.	288,559	3,209
Garmin Ltd.	76,219	3,181
Dick's Sporting Goods Inc.	60,731	3,149
* Panera Bread Co. Class A	18,386	3,142
* Mohawk Industries Inc.	37,980	3,039
* TRW Automotive Holdings Corp.	67,895	2,968
* Sally Beauty Holdings Inc.	116,932	2,934
Hasbro Inc.	76,282	2,912
Lennar Corp. Class A	83,573	2,906
* Fossil Inc.	34,270	2,903
* Under Armour Inc. Class A	50,946	2,844
* Urban Outfitters Inc.	75,165	2,823
Royal Caribbean Cruises Ltd.	92,169	2,784
Gannett Co. Inc.	152,978	2,715
Signet Jewelers Ltd.	55,345	2,699
* NVR Inc.	3,147	2,658
Jarden Corp.	49,420	2,611
JC Penney Co. Inc.	107,003	2,599
* MGM Resorts International	239,269	2,572
Williams-Sonoma Inc.	58,465	2,571
International Game Technology	192,237	2,516
Lear Corp.	64,832	2,450
American Eagle Outfitters Inc.	114,957	2,423

	GNC Holdings Inc. Class A	58,465	2,278
	Leggett & Platt Inc.	90,866	2,276
*	TripAdvisor Inc.	67,361	2,218
	Harman International Industries Inc.	46,222	2,134
*	Apollo Group Inc. Class A	70,530	2,049
*	Hanesbrands Inc.	63,222	2,016
	Cablevision Systems Corp. Class A	127,096	2,014
	Chico's FAS Inc.	108,768	1,970
*	Charter Communications Inc. Class A	26,087	1,958
	Tupperware Brands Corp.	36,541	1,958
*	Goodyear Tire & Rubber Co.	158,702	1,935
	Service Corp. International	141,411	1,903
*	Netflix Inc.	34,666	1,887
	Abercrombie & Fitch Co.	55,225	1,873
*	Penn National Gaming Inc.	42,746	1,842
*	Ascena Retail Group Inc.	85,730	1,839
	GameStop Corp. Class A	87,204	1,831
*	Carter's Inc.	32,921	1,772
	Brinker International Inc.	49,130	1,734
*	Cabela's Inc.	29,888	1,634
	Gentex Corp.	94,581	1,609
	Six Flags Entertainment Corp.	26,822	1,577
*	Madison Square Garden Co. Class A	38,358	1,545
*	Lamar Advertising Co. Class A	41,107	1,523
	Cinemark Holdings Inc.	67,807	1,521
*	AMC Networks Inc. Class A	34,664	1,509
	Dunkin' Brands Group Inc.	51,479	1,503
	DSW Inc. Class A	21,466	1,432
	John Wiley & Sons Inc. Class A	30,942	1,422
	Wolverine World Wide Inc.	31,816	1,412
*	Warnaco Group Inc.	26,880	1,395
*	Bally Technologies Inc.	28,050	1,385
	Sotheby's	43,975	1,385
	Vail Resorts Inc.	23,851	1,375
	Dillard's Inc. Class A	18,913	1,368
*	Visteon Corp.	30,759	1,368
*	Sears Holdings Corp.	24,483	1,359
	Rent-A-Center Inc.	38,453	1,349
	Domino's Pizza Inc.	35,590	1,342
	Brunswick Corp.	58,589	1,326
	Aaron's Inc.	47,633	1,325
*	Big Lots Inc.	43,554	1,288
	HSN Inc.	26,113	1,281
	Pool Corp.	30,707	1,277
*	Tempur-Pedic International Inc.	41,563	1,242
*	Hyatt Hotels Corp. Class A	30,386	1,220
*	Life Time Fitness Inc.	26,620	1,218
	Pier 1 Imports Inc.	64,802	1,214
*	ANN Inc.	31,818	1,201
	Dana Holding Corp.	97,370	1,198
	Cheesecake Factory Inc.	33,388	1,194
*,^ Tesla Motors Inc.		40,166	1,176
	Washington Post Co. Class B	3,149	1,143
*	Steven Madden Ltd.	26,083	1,140
*	Select Comfort Corp.	35,476	1,119
	Guess? Inc.	43,949	1,117
*	Tenneco Inc.	39,231	1,098

Men's Wearhouse Inc.	31,449	1,083
* Genesco Inc.	15,923	1,063
Thor Industries Inc.	29,192	1,060
* Buffalo Wild Wings Inc.	12,321	1,056
* AutoNation Inc.	23,894	1,043
MDC Holdings Inc.	27,085	1,043
* Hibbett Sports Inc.	17,437	1,037
Morningstar Inc.	16,345	1,024
* Vitamin Shoppe Inc.	17,300	1,009
* Gaylord Entertainment Co.	24,877	983
Weight Watchers International Inc.	18,296	966
* Crocs Inc.	59,109	958
* Children's Place Retail Stores Inc.	15,697	942
Cracker Barrel Old Country Store Inc.	13,853	930
* Coinstar Inc.	20,388	917
* Deckers Outdoor Corp.	24,952	914
* Fifth & Pacific Cos. Inc.	71,077	908
* Jos A Bank Clothiers Inc.	18,564	900
Penske Automotive Group Inc.	29,841	898
* Liberty Ventures Class A	17,933	890
Ryland Group Inc.	29,451	884
* DreamWorks Animation SKG Inc. Class A	45,708	879
Group 1 Automotive Inc.	14,436	870
Wendy's Co.	191,087	869
* Collective Brands Inc.	40,036	869
DeVry Inc.	38,135	868
Buckle Inc.	18,783	853
* New York Times Co. Class A	86,606	845
* Iconix Brand Group Inc.	45,909	837
* Meritage Homes Corp.	21,556	820
Meredith Corp.	23,348	817
Regal Entertainment Group Class A	57,476	809
* Live Nation Entertainment Inc.	93,059	801
News Corp. Class B	31,585	783
* Lumber Liquidators Holdings Inc.	15,325	777
Finish Line Inc. Class A	33,991	773
* Saks Inc.	74,338	766
* Jack in the Box Inc.	27,240	766
Hillenbrand Inc.	41,670	758
Bob Evans Farms Inc.	19,345	757
* Papa John's International Inc.	14,152	756
* BJ's Restaurants Inc.	16,575	752
* Express Inc.	50,247	745
Cooper Tire & Rubber Co.	38,668	742
* Lions Gate Entertainment Corp.	48,265	737
* Aeropostale Inc.	53,934	730
* Francesca's Holdings Corp.	22,800	701
Regis Corp.	38,039	699
Texas Roadhouse Inc. Class A	40,824	698
Sturm Ruger & Co. Inc.	13,987	692
* Valassis Communications Inc.	27,813	687
Arbitron Inc.	18,072	685
Jones Group Inc.	53,211	685
National CineMedia Inc.	41,801	684
Monro Muffler Brake Inc.	19,360	681
* Shutterfly Inc.	21,713	676
* Orient-Express Hotels Ltd. Class A	72,703	647

* Shuffle Master Inc.	39,861	630
Choice Hotels International Inc.	19,513	624
KB Home	42,628	612
* WMS Industries Inc.	37,342	612
Matthews International Corp. Class A	19,545	583
* DineEquity Inc.	10,071	564
* Skechers U.S.A. Inc. Class A	27,037	552
* Marriott Vacations Worldwide Corp.	15,211	548
* Standard Pacific Corp.	80,666	545
* Grand Canyon Education Inc.	23,110	544
* Peet's Coffee & Tea Inc.	7,335	538
* La-Z-Boy Inc.	36,391	532
Interval Leisure Group Inc.	27,698	524
* Helen of Troy Ltd.	16,353	521
Lennar Corp. Class B	19,234	518
Stewart Enterprises Inc. Class A	59,415	499
Strayer Education Inc.	7,743	498
International Speedway Corp. Class A	17,499	496
Scholastic Corp.	15,566	495
* Dorman Products Inc.	15,312	483
Stage Stores Inc.	22,528	474
* Pinnacle Entertainment Inc.	38,258	469
* Office Depot Inc.	180,259	461
Cato Corp. Class A	15,285	454
* Sonic Corp.	44,150	453
Oxford Industries Inc.	7,925	447
Lithia Motors Inc. Class A	13,304	443
Belo Corp. Class A	55,552	435
Ethan Allen Interiors Inc.	19,828	435
Sonic Automotive Inc. Class A	22,533	428
Churchill Downs Inc.	6,756	424
* Conn's Inc.	19,213	424
* American Axle & Manufacturing Holdings Inc.	37,220	419
* ITT Educational Services Inc.	12,941	417
CEC Entertainment Inc.	13,816	416
* Asbury Automotive Group Inc.	14,789	413
^ American Greetings Corp. Class A	24,246	407
* American Public Education Inc.	11,102	404
* HomeAway Inc.	17,208	404
Movado Group Inc.	11,879	401
Brown Shoe Co. Inc.	24,445	392
* Scientific Games Corp. Class A	46,424	384
OfficeMax Inc.	49,074	383
* Smith & Wesson Holding Corp.	34,793	383
Columbia Sportswear Co.	6,876	371
Sinclair Broadcast Group Inc. Class A	33,079	371
* Drew Industries Inc.	12,122	366
* Ascent Capital Group Inc. Class A	6,741	364
Fred's Inc. Class A	25,247	359
Superior Industries International Inc.	20,696	354
* Arctic Cat Inc.	8,517	353
* Zumiez Inc.	12,329	342
* K12 Inc.	16,759	339
* Steiner Leisure Ltd.	7,084	330
* Krispy Kreme Doughnuts Inc.	41,334	328
* Blue Nile Inc.	8,836	328
* Biglari Holdings Inc.	884	323

Standard Motor Products Inc.	17,453	322
* Pandora Media Inc.	29,200	320
Pep Boys-Manny Moe & Jack	31,098	317
Ameristar Casinos Inc.	17,759	316
* Capella Education Co.	8,854	310
Hot Topic Inc.	35,083	305
* Quiksilver Inc.	91,071	302
* iRobot Corp.	13,122	299
* Ruby Tuesday Inc.	41,070	298
True Religion Apparel Inc.	13,793	294
* G-III Apparel Group Ltd.	8,191	294
* M/I Homes Inc.	15,193	294
* AFC Enterprises Inc.	11,637	286
* LeapFrog Enterprises Inc.	31,292	282
* America's Car-Mart Inc.	6,119	278
* Maidenform Brands Inc.	13,116	269
* Red Robin Gourmet Burgers Inc.	8,221	268
* Barnes & Noble Inc.	20,147	257
* Wet Seal Inc. Class A	77,208	243
Callaway Golf Co.	39,574	243
* Vera Bradley Inc.	9,876	236
* rue21 inc	7,544	235
* Gentherm Inc.	18,646	232
* Denny's Corp.	45,438	220
* Federal-Mogul Corp.	23,743	217
Core-Mark Holding Co. Inc.	4,506	217
* Boyd Gaming Corp.	30,530	216
Nutrisystem Inc.	20,447	215
* Hovnanian Enterprises Inc. Class A	61,785	214
JAKKS Pacific Inc.	14,262	208
* Winnebago Industries Inc.	16,278	206
Universal Technical Institute Inc.	14,744	202
* Cumulus Media Inc. Class A	71,291	195
Destination Maternity Corp.	10,343	193
* Universal Electronics Inc.	10,955	193
* Fiesta Restaurant Group Inc.	11,626	185
* Libbey Inc.	11,586	183
* Modine Manufacturing Co.	24,743	183
* Cavco Industries Inc.	3,962	182
Shoe Carnival Inc.	7,712	181
* Multimedia Games Holding Co. Inc.	11,466	180
* Stein Mart Inc.	21,111	180
Blyth Inc.	6,908	180
* Perry Ellis International Inc.	8,020	177
* Digital Generation Inc.	15,261	173
Marcus Corp.	15,559	173
* Career Education Corp.	45,017	170
* Beazer Homes USA Inc.	46,896	167
* Exide Technologies	52,997	164
* West Marine Inc.	15,389	164
* EW Scripps Co. Class A	15,158	161
* Saga Communications Inc. Class A	3,886	157
* Rentrak Corp.	9,150	155
Harte-Hanks Inc.	22,321	155
* Fuel Systems Solutions Inc.	8,871	153
^ RadioShack Corp.	63,619	151
* Unifi Inc.	11,691	150

Haverty Furniture Cos. Inc.	10,595	147
* Mattress Firm Holding Corp.	5,200	146
* Steinway Musical Instruments Inc.	6,002	146
Big 5 Sporting Goods Corp.	14,278	142
* Systemax Inc.	11,829	140
* Bravo Brio Restaurant Group Inc.	9,503	138
* Citi Trends Inc.	10,813	136
Weyco Group Inc.	5,570	136
* Caribou Coffee Co. Inc.	9,790	134
* Pacific Sunwear of California Inc.	53,748	134
* Zale Corp.	19,148	132
* Overstock.com Inc.	12,588	130
PetMed Express Inc.	12,901	130
Carriage Services Inc. Class A	13,362	129
* Entercom Communications Corp. Class A	18,832	129
* McClatchy Co. Class A	57,809	129
* Casual Male Retail Group Inc.	27,724	128
* Fisher Communications Inc.	3,430	126
Speedway Motorsports Inc.	8,106	125
* Journal Communications Inc. Class A	23,342	121
* Kirkland's Inc.	12,132	120
* Zagg Inc.	14,113	120
World Wrestling Entertainment Inc. Class A	14,953	120
Cherokee Inc.	8,203	119
* Tuesday Morning Corp.	17,194	113
* Corinthian Colleges Inc.	45,219	108
* Nexstar Broadcasting Group Inc. Class A	9,980	106
Bassett Furniture Industries Inc.	8,483	106
* Isle of Capri Casinos Inc.	15,073	105
* Geeknet Inc.	5,413	105
* Bridgepoint Education Inc.	10,281	104
Collectors Universe	7,436	104
Clear Channel Outdoor Holdings Inc. Class A	17,098	102
Christopher & Banks Corp.	28,609	100
* Johnson Outdoors Inc. Class A	4,525	97
* Daily Journal Corp.	1,028	96
Mac-Gray Corp.	7,085	95
* 1-800-Flowers.com Inc. Class A	25,383	95
* hhgregg Inc.	13,377	92
Spartan Motors Inc.	18,288	91
* Bluegreen Corp.	13,766	86
Hooker Furniture Corp.	6,619	86
* Liberty Ventures Rights Exp. 10/9/2012	5,977	81
* Stoneridge Inc.	16,264	81
* Gordmans Stores Inc.	4,329	80
* Luby's Inc.	11,142	75
* Morgans Hotel Group Co.	11,572	74
* Town Sports International Holdings Inc.	5,965	74
Lifetime Brands Inc.	6,025	72
* MarineMax Inc.	8,361	69
* Reading International Inc. Class A	11,662	69
* Carrols Restaurant Group Inc.	11,626	67
* K-Swiss Inc. Class A	19,429	67
* VOXX International Corp. Class A	8,832	66
* Vitacost.com Inc.	9,690	66
Ambassadors Group Inc.	12,025	65
bebe stores inc	13,194	63

*	MTR Gaming Group Inc.	15,037	63
	CSS Industries Inc.	3,040	62
*	Famous Dave's Of America Inc.	6,450	61
*	Orbitz Worldwide Inc.	22,726	58
*	Premier Exhibitions Inc.	24,380	58
	Shiloh Industries Inc.	5,144	58
*	Ruth's Hospitality Group Inc.	8,550	54
*	American Apparel Inc.	34,772	54
*	Furniture Brands International Inc.	36,291	53
	Flexsteel Industries Inc.	2,531	52
	Culp Inc.	4,439	52
*	Stanley Furniture Co. Inc.	10,564	51
*	Monarch Casino & Resort Inc.	5,883	51
*	Gaiam Inc. Class A	14,492	51
*	LIN TV Corp. Class A	11,065	49
*,^ Skullcandy Inc.		3,500	48
	Lincoln Educational Services Corp.	11,331	48
	AH Belo Corp. Class A	9,735	47
*	New York & Co. Inc.	12,466	47
*	Valuevision Media Inc. Class A	19,694	46
	Marine Products Corp.	7,638	46
*	Gray Television Inc.	19,179	44
*	Harris Interactive Inc.	29,374	43
*	Lee Enterprises Inc.	28,123	42
*	Body Central Corp.	3,839	40
*	TravelCenters of America LLC	7,329	39
*	School Specialty Inc.	16,918	39
*	Coldwater Creek Inc.	46,814	39
*	Black Diamond Inc.	4,414	39
*	Media General Inc. Class A	7,422	38
*	Carmike Cinemas Inc.	3,341	38
	Strattec Security Corp.	1,725	37
*	Sealy Corp.	16,779	37
*	Rocky Brands Inc.	3,080	36
*	dELiA*s Inc.	25,321	35
*	Learning Tree International Inc.	6,906	35
*	Nautilus Inc.	13,242	35
	Superior Uniform Group Inc.	2,796	34
*	Delta Apparel Inc.	2,400	33
	Entravision Communications Corp. Class A	24,110	32
*	Cosi Inc.	40,254	31
	Bon-Ton Stores Inc.	2,944	28
*	Jamba Inc.	12,383	28
	National American University Holdings Inc.	5,355	27
*	Teavana Holdings Inc.	2,011	26
*	Trans World Entertainment Corp.	7,150	26
*	Books-A-Million Inc.	8,698	26
	Outdoor Channel Holdings Inc.	3,494	25
*	Navarre Corp.	15,747	25
*	Cambium Learning Group Inc.	24,731	25
	Martha Stewart Living Omnimedia Class A	7,853	24
*	Century Casinos Inc.	8,747	23
*	Skyline Corp.	4,088	22
*	Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012	7,927	22
*	Emerson Radio Corp.	10,262	21
	Koss Corp.	4,241	21
*	ReachLocal Inc.	1,656	21

Salem Communications Corp. Class A	3,960	21
* Build-A-Bear Workshop Inc.	5,246	20
* Heelys Inc.	11,278	20
* Orchard Supply Hardware Stores Corp. Class A	1,263	18
* Lakes Entertainment Inc.	8,285	18
Frisch's Restaurants Inc.	877	17
Dover Downs Gaming & Entertainment Inc.	6,783	17
* UQM Technologies Inc.	14,188	16
* Kid Brands Inc.	10,612	16
* Perfumania Holdings Inc.	2,123	15
* Radio One Inc.	18,020	15
* SuperMedia Inc.	5,531	15
* Motorcar Parts of America Inc.	2,786	13
* Cache Inc.	4,206	13
* Red Lion Hotels Corp.	2,033	13
* Radio One Inc. Class A	15,550	13
* Rick's Cabaret International Inc.	1,511	13
Escalade Inc.	2,187	12
* US Auto Parts Network Inc.	3,160	11
* Hollywood Media Corp.	7,234	10
* Dover Motorsports Inc.	6,600	9
Winmark Corp.	163	9
* Dex One Corp.	6,700	8
* Empire Resorts Inc.	4,551	8
* Tower International Inc.	935	7
Einstein Noah Restaurant Group Inc.	348	6
* LodgeNet Interactive Corp.	8,712	6
* ALCO Stores Inc.	785	5
* Dial Global Inc.	1,896	5
* Joe's Jeans Inc.	4,000	4
* Dixie Group Inc.	1,011	4
* Quantum Fuel Systems Technologies Worldwide Inc.	3,834	3
* Sport Chalet Inc. Class A	1,442	2
Canterbury Park Holding Corp.	100	1
* SPAR Group Inc.	300	1
* Entertainment Gaming Asia Inc.	75	—
		1,246,479
Consumer Staples (5.7%)
Procter & Gamble Co.	1,776,173	123,195
Coca-Cola Co.	2,632,146	99,837
Philip Morris International Inc.	1,105,580	99,436
Wal-Mart Stores Inc.	1,206,310	89,026
PepsiCo Inc.	1,013,767	71,744
Mondelez International Inc.	1,092,058	45,157
Altria Group Inc.	1,319,201	44,048
CVS Caremark Corp.	830,992	40,237
Colgate-Palmolive Co.	309,462	33,181
Costco Wholesale Corp.	280,986	28,134
Kimberly-Clark Corp.	254,403	21,823
Walgreen Co.	559,676	20,395
General Mills Inc.	420,075	16,740
Sysco Corp.	380,073	11,885
HJ Heinz Co.	207,559	11,613
Archer-Daniels-Midland Co.	427,215	11,612
Whole Foods Market Inc.	113,062	11,012
Lorillard Inc.	84,620	9,854
Mead Johnson Nutrition Co.	132,208	9,688

Reynolds American Inc.	222,422	9,640
Estee Lauder Cos. Inc. Class A	153,686	9,462
Kellogg Co.	162,333	8,386
Kroger Co.	345,788	8,140
ConAgra Foods Inc.	269,445	7,434
Hershey Co.	100,472	7,122
Bunge Ltd.	94,677	6,348
JM Smucker Co.	72,764	6,282
Dr Pepper Snapple Group Inc.	137,409	6,119
Coca-Cola Enterprises Inc.	194,878	6,094
Clorox Co.	80,094	5,771
Beam Inc.	92,182	5,304
* Monster Beverage Corp.	97,350	5,272
Brown-Forman Corp. Class B	79,472	5,186
Church & Dwight Co. Inc.	90,237	4,872
McCormick & Co. Inc.	77,877	4,831
Avon Products Inc.	280,137	4,468
Molson Coors Brewing Co. Class B	96,575	4,351
Campbell Soup Co.	123,120	4,287
Herbalife Ltd.	76,117	3,608
* Constellation Brands Inc. Class A	107,918	3,491
Energizer Holdings Inc.	42,518	3,172
Tyson Foods Inc. Class A	192,403	3,082
Hormel Foods Corp.	94,091	2,751
Ingredion Inc.	49,801	2,747
* Ralcorp Holdings Inc.	35,952	2,624
Safeway Inc.	156,919	2,525
Hillshire Brands Co.	76,892	2,059
* Green Mountain Coffee Roasters Inc.	85,472	2,030
* Smithfield Foods Inc.	100,067	1,966
* Dean Foods Co.	119,638	1,956
* United Natural Foods Inc.	31,971	1,869
Flowers Foods Inc.	80,120	1,617
* Hain Celestial Group Inc.	24,774	1,561
* Fresh Market Inc.	25,240	1,514
Nu Skin Enterprises Inc. Class A	37,347	1,450
Casey's General Stores Inc.	25,151	1,437
* Darling International Inc.	76,107	1,392
* TreeHouse Foods Inc.	23,656	1,242
Harris Teeter Supermarkets Inc.	30,883	1,199
B&G Foods Inc. Class A	32,359	981
PriceSmart Inc.	12,848	973
Lancaster Colony Corp.	12,652	927
* Elizabeth Arden Inc.	17,271	816
Universal Corp.	15,443	786
Snyders-Lance Inc.	31,335	783
Fresh Del Monte Produce Inc.	27,562	706
* Boston Beer Co. Inc. Class A	5,769	646
* Rite Aid Corp.	514,844	602
Sanderson Farms Inc.	13,156	584
J&J Snack Foods Corp.	10,156	582
* Post Holdings Inc.	17,876	537
Vector Group Ltd.	30,810	511
Spectrum Brands Holdings Inc.	12,561	503
* Prestige Brands Holdings Inc.	27,367	464
* Smart Balance Inc.	37,697	455
Andersons Inc.	11,689	440

	WD-40 Co.	8,317	438
	Cal-Maine Foods Inc.	9,672	435
*	Central Garden and Pet Co. Class A	29,263	353
^	SUPERVALU Inc.	141,103	340
	Tootsie Roll Industries Inc.	12,400	335
*	Medifast Inc.	11,181	292
*	Susser Holdings Corp.	8,035	291
^	Diamond Foods Inc.	14,978	282
*	USANA Health Sciences Inc.	5,649	262
*	Dole Food Co. Inc.	18,249	256
	Weis Markets Inc.	5,826	247
*	Chiquita Brands International Inc.	30,776	235
*,^ Star Scientific Inc.		65,416	226
*	Revlon Inc. Class A	14,580	225
*	Alliance One International Inc.	60,677	196
	Spartan Stores Inc.	12,789	196
*	Central Garden and Pet Co.	15,138	180
	Nash Finch Co.	8,652	177
*	Pantry Inc.	11,708	170
*	Nutraceutical International Corp.	10,199	161
	Calavo Growers Inc.	6,112	153
	Coca-Cola Bottling Co. Consolidated	2,239	152
*	Pilgrim's Pride Corp.	29,834	152
	Inter Parfums Inc.	8,244	151
*	Chefs' Warehouse Inc.	9,109	149
*	National Beverage Corp.	9,274	141
	Ingles Markets Inc. Class A	8,509	139
	Female Health Co.	18,607	133
*	Central European Distribution Corp.	46,377	132
	Village Super Market Inc. Class A	3,510	129
	Alico Inc.	2,961	92
	Griffin Land & Nurseries Inc.	2,716	92
	Oil-Dri Corp. of America	3,637	84
*	Schiff Nutrition International Inc.	3,446	83
*	Omega Protein Corp.	11,680	80
	Lifeway Foods Inc.	8,078	77
*	John B Sanfilippo & Son Inc.	5,657	74
	Limoneira Co.	3,951	73
*	Seneca Foods Corp. Class A	1,893	57
	MGP Ingredients Inc.	13,280	51
	Nature's Sunshine Products Inc.	2,788	46
	Orchids Paper Products Co.	1,953	35
*	Farmer Bros Co.	3,475	33
*	Craft Brew Alliance Inc.	2,154	17
*	Physicians Formula Holdings Inc.	2,471	12
*	Overhill Farms Inc.	1,767	8
*	Primo Water Corp.	6,736	7
*	Inventure Foods Inc.	1,121	6
*	Mannatech Inc.	665	4
*	Crystal Rock Holdings Inc.	800	1
			982,234
Energy (6.2%)
	Exxon Mobil Corp.	3,031,052	277,190
	Chevron Corp.	1,278,716	149,047
	Schlumberger Ltd.	864,521	62,531
	Occidental Petroleum Corp.	525,972	45,265
	ConocoPhillips	778,918	44,539

Anadarko Petroleum Corp.	323,821	22,642
National Oilwell Varco Inc.	276,245	22,130
Apache Corp.	253,562	21,925
Halliburton Co.	598,202	20,153
EOG Resources Inc.	174,788	19,585
Phillips 66	385,009	17,853
Devon Energy Corp.	248,780	15,051
Williams Cos. Inc.	405,884	14,194
Marathon Oil Corp.	457,593	13,531
Kinder Morgan Inc.	365,060	12,967
Baker Hughes Inc.	284,440	12,865
Spectra Energy Corp.	423,516	12,434
Marathon Petroleum Corp.	221,088	12,069
Valero Energy Corp.	358,696	11,363
Hess Corp.	199,487	10,716
Noble Energy Inc.	115,287	10,688
* Cameron International Corp.	159,765	8,958
Chesapeake Energy Corp.	429,829	8,111
Pioneer Natural Resources Co.	75,839	7,918
* Southwestern Energy Co.	226,469	7,877
Range Resources Corp.	105,185	7,349
* FMC Technologies Inc.	155,098	7,181
Murphy Oil Corp.	119,663	6,425
* Weatherford International Ltd.	492,530	6,245
Cabot Oil & Gas Corp.	136,312	6,120
* Concho Resources Inc.	64,077	6,071
Noble Corp.	163,745	5,859
EQT Corp.	97,126	5,730
HollyFrontier Corp.	127,937	5,280
* Kinder Morgan Management LLC	64,374	4,918
CONSOL Energy Inc.	147,625	4,436
* Denbury Resources Inc.	254,626	4,115
Peabody Energy Corp.	177,294	3,952
Oceaneering International Inc.	70,454	3,893
Tesoro Corp.	91,269	3,824
Core Laboratories NV	30,923	3,757
QEP Resources Inc.	115,662	3,662
* Whiting Petroleum Corp.	76,513	3,625
Helmerich & Payne Inc.	69,973	3,331
Cimarex Energy Co.	55,603	3,256
* Plains Exploration & Production Co.	84,192	3,155
Diamond Offshore Drilling Inc.	45,220	2,976
Sunoco Inc.	58,800	2,754
* Newfield Exploration Co.	87,410	2,738
* Rowan Cos. plc Class A	80,894	2,732
* Dresser-Rand Group Inc.	49,300	2,717
* Oil States International Inc.	33,591	2,669
* Nabors Industries Ltd.	189,692	2,661
* Cobalt International Energy Inc.	119,138	2,653
Energen Corp.	47,069	2,467
* Continental Resources Inc.	29,584	2,275
SM Energy Co.	41,760	2,260
* Ultra Petroleum Corp.	98,973	2,175
* WPX Energy Inc.	129,860	2,154
* Superior Energy Services Inc.	102,144	2,096
* McDermott International Inc.	152,782	1,867
* Cheniere Energy Inc.	118,207	1,838

* Atwood Oceanics Inc.	38,500	1,750
World Fuel Services Corp.	46,714	1,663
* SandRidge Energy Inc.	237,581	1,656
* Rosetta Resources Inc.	34,238	1,640
Tidewater Inc.	33,775	1,639
Patterson-UTI Energy Inc.	102,266	1,620
* Dril-Quip Inc.	22,482	1,616
* Kodiak Oil & Gas Corp.	170,560	1,596
Energy XXI Bermuda Ltd.	43,749	1,529
* Oasis Petroleum Inc.	48,821	1,439
Berry Petroleum Co. Class A	30,961	1,258
Lufkin Industries Inc.	22,117	1,190
Bristow Group Inc.	23,516	1,189
* Unit Corp.	28,640	1,189
* Helix Energy Solutions Group Inc.	64,881	1,185
* SEACOR Holdings Inc.	13,277	1,107
Western Refining Inc.	39,209	1,026
Targa Resources Corp.	19,461	980
* Gulfport Energy Corp.	31,042	970
* Alpha Natural Resources Inc.	144,512	949
* Gran Tierra Energy Inc.	183,115	947
* SemGroup Corp. Class A	24,340	897
Arch Coal Inc.	137,351	869
^ CARBO Ceramics Inc.	13,816	869
* McMoRan Exploration Co.	70,239	825
* Hornbeck Offshore Services Inc.	22,146	812
* Bill Barrett Corp.	31,786	787
* Stone Energy Corp.	30,914	777
* Exterran Holdings Inc.	37,715	765
* Cloud Peak Energy Inc.	39,878	722
Enbridge Energy Management LLC	22,421	710
* Northern Oil and Gas Inc.	40,126	682
EXCO Resources Inc.	84,524	677
* Key Energy Services Inc.	94,621	662
* Swift Energy Co.	31,213	652
* Forest Oil Corp.	73,794	624
* ION Geophysical Corp.	88,305	613
* Carrizo Oil & Gas Inc.	24,142	604
* Clean Energy Fuels Corp.	44,754	589
* Approach Resources Inc.	19,150	577
* Halcon Resources Corp.	78,170	573
* Magnum Hunter Resources Corp.	125,770	558
* PDC Energy Inc.	17,390	550
* Hercules Offshore Inc.	111,547	544
* Gulfmark Offshore Inc.	16,340	540
RPC Inc.	45,313	539
* CVR Energy Inc.	14,029	516
* EPL Oil & Gas Inc.	25,113	510
* Comstock Resources Inc.	26,812	493
* C&J Energy Services Inc.	24,100	480
* Newpark Resources Inc.	60,292	447
* Rentech Inc.	175,857	433
* Rex Energy Corp.	31,238	417
Crosstex Energy Inc.	28,588	401
* Contango Oil & Gas Co.	7,923	389
W&T Offshore Inc.	19,920	374
* OYO Geospace Corp.	2,932	359

* Endeavour International Corp.	36,019	348
* Parker Drilling Co.	82,335	348
* Pioneer Energy Services Corp.	44,319	345
* Heckmann Corp.	76,947	323
* FX Energy Inc.	40,981	306
* Triangle Petroleum Corp.	42,341	303
* Goodrich Petroleum Corp.	23,962	303
* Venoco Inc.	24,734	294
* TETRA Technologies Inc.	45,154	273
* Vaalco Energy Inc.	31,878	273
Gulf Island Fabrication Inc.	9,619	268
* Laredo Petroleum Holdings Inc.	12,128	267
* PHI Inc.	8,164	257
* BPZ Resources Inc.	89,596	256
* Harvest Natural Resources Inc.	28,113	251
* Quicksilver Resources Inc.	55,438	227
* Petroquest Energy Inc.	30,553	205
* Clayton Williams Energy Inc.	3,911	203
* Solazyme Inc.	17,640	202
* Resolute Energy Corp.	22,824	202
* Tesco Corp.	16,637	178
* Matrix Service Co.	16,360	173
Penn Virginia Corp.	27,470	170
* Basic Energy Services Inc.	15,135	170
* Abraxas Petroleum Corp.	72,211	166
* TransAtlantic Petroleum Ltd.	152,005	160
* Uranium Energy Corp.	58,195	152
* Willbros Group Inc.	28,013	150
* Warren Resources Inc.	48,391	147
* Vantage Drilling Co.	72,850	134
* Amyris Inc.	38,345	132
* Natural Gas Services Group Inc.	8,711	130
* Bonanza Creek Energy Inc.	5,300	125
* Saratoga Resources Inc.	22,182	122
Overseas Shipholding Group Inc.	17,343	114
* Callon Petroleum Co.	18,549	114
Delek US Holdings Inc.	4,469	114
* Cal Dive International Inc.	71,540	109
* Uranerz Energy Corp.	63,601	104
Panhandle Oil and Gas Inc. Class A	3,293	101
* REX American Resources Corp.	5,161	93
* Sanchez Energy Corp.	4,000	82
* Dawson Geophysical Co.	3,085	78
* CREDO Petroleum Corp.	5,344	77
* Hyperdynamics Corp.	105,880	77
* James River Coal Co.	25,858	74
* Lone Pine Resources Inc.	42,524	66
* Syntroleum Corp.	80,510	61
* Uranium Resources Inc.	118,877	61
* USEC Inc.	75,859	59
Bolt Technology Corp.	4,114	59
* Mitcham Industries Inc.	3,689	59
Alon USA Energy Inc.	3,837	53
* Isramco Inc.	447	52
* KiOR Inc.	5,467	51
* Global Geophysical Services Inc.	9,113	50
* ZaZa Energy Corp.	16,443	49

* RigNet Inc.	2,560	47
* Crimson Exploration Inc.	10,486	45
* US Energy Corp. Wyoming	20,313	44
* Miller Energy Resources Inc.	8,243	41
* Double Eagle Petroleum Co.	7,447	41
* Union Drilling Inc.	6,305	41
* Green Plains Renewable Energy Inc.	6,676	39
* Gastar Exploration Ltd.	19,065	32
* CAMAC Energy Inc.	66,121	31
Apco Oil and Gas International Inc.	1,900	31
* HKN Inc.	14,054	28
* Westmoreland Coal Co.	2,188	22
Adams Resources & Energy Inc.	682	21
* Verenium Corp.	5,463	18
* TGC Industries Inc.	2,412	17
* Gevo Inc.	7,500	16
* GMX Resources Inc.	18,398	15
* Houston American Energy Corp.	16,230	15
* Gasco Energy Inc.	91,529	13
* Evolution Petroleum Corp.	1,328	11
* ENGlobal Corp.	16,952	9
* PrimeEnergy Corp.	141	4
* Barnwell Industries Inc.	1,000	3
* PostRock Energy Corp.	1,842	3
* GeoGlobal Resources Inc.	21,100	3
* Geokinetics Inc.	600	—
		1,062,702
Financials (9.3%)
Wells Fargo & Co.	3,272,272	112,992
JPMorgan Chase & Co.	2,467,464	99,883
Citigroup Inc.	1,900,766	62,193
Bank of America Corp.	6,985,688	61,684
US Bancorp	1,228,061	42,122
* Berkshire Hathaway Inc. Class B	461,968	40,746
American Express Co.	671,707	38,193
Goldman Sachs Group Inc.	303,032	34,449
Simon Property Group Inc.	196,502	29,831
* American International Group Inc.	718,234	23,551
PNC Financial Services Group Inc.	343,000	21,643
Capital One Financial Corp.	376,785	21,481
MetLife Inc.	550,621	18,974
American Tower Corporation	255,769	18,259
Bank of New York Mellon Corp.	773,798	17,503
Travelers Cos. Inc.	252,181	17,214
ACE Ltd.	219,739	16,612
Prudential Financial Inc.	302,680	16,499
Morgan Stanley	961,468	16,095
BlackRock Inc.	85,798	15,298
BB&T Corp.	452,922	15,019
Aflac Inc.	303,170	14,516
Discover Financial Services	344,018	13,668
Chubb Corp.	174,965	13,346
State Street Corp.	316,714	13,289
Public Storage	94,571	13,161
Allstate Corp.	318,202	12,604
Franklin Resources Inc.	97,660	12,214
HCP Inc.	272,163	12,106

Marsh & McLennan Cos. Inc.	353,989	12,011
Ventas Inc.	190,895	11,883
* Berkshire Hathaway Inc. Class A	89	11,810
CME Group Inc.	204,790	11,734
Equity Residential	195,060	11,222
Boston Properties Inc.	97,175	10,749
Annaly Capital Management Inc.	632,380	10,649
Aon plc	200,405	10,479
T. Rowe Price Group Inc.	165,526	10,478
Prologis Inc.	298,707	10,464
SunTrust Banks Inc.	349,158	9,871
Health Care REIT Inc.	165,595	9,563
Fifth Third Bancorp	596,996	9,259
Weyerhaeuser Co.	348,670	9,114
Charles Schwab Corp.	702,068	8,979
Vornado Realty Trust	108,414	8,787
Loews Corp.	205,952	8,498
AvalonBay Communities Inc.	61,881	8,415
Ameriprise Financial Inc.	141,801	8,039
Progressive Corp.	375,822	7,795
American Capital Agency Corp.	218,465	7,557
Host Hotels & Resorts Inc.	466,130	7,481
Invesco Ltd.	290,812	7,267
M&T Bank Corp.	73,864	7,029
Regions Financial Corp.	916,422	6,607
Northern Trust Corp.	140,960	6,543
* IntercontinentalExchange Inc.	47,182	6,295
Moody's Corp.	131,158	5,793
Digital Realty Trust Inc.	78,067	5,453
KeyCorp	618,452	5,405
Kimco Realty Corp.	264,365	5,359
General Growth Properties Inc.	274,219	5,342
Hartford Financial Services Group Inc.	271,753	5,283
Principal Financial Group Inc.	194,728	5,246
SLM Corp.	316,975	4,983
Macerich Co.	85,961	4,920
* CIT Group Inc.	123,965	4,883
XL Group plc Class A	203,012	4,878
SL Green Realty Corp.	58,759	4,705
Plum Creek Timber Co. Inc.	105,106	4,608
Lincoln National Corp.	185,636	4,491
Federal Realty Investment Trust	41,563	4,377
Willis Group Holdings plc	112,855	4,167
* Affiliated Managers Group Inc.	33,283	4,094
NYSE Euronext	165,427	4,078
New York Community Bancorp Inc.	284,916	4,034
UDR Inc.	160,999	3,996
Comerica Inc.	127,534	3,960
Rayonier Inc.	79,815	3,912
Huntington Bancshares Inc.	563,948	3,891
Cincinnati Financial Corp.	100,588	3,811
* CBRE Group Inc. Class A	203,244	3,742
* Arch Capital Group Ltd.	88,171	3,675
Everest Re Group Ltd.	34,343	3,673
Unum Group	186,117	3,577
Realty Income Corp.	86,480	3,536
Essex Property Trust Inc.	22,984	3,407

Camden Property Trust	52,357	3,376
Torchmark Corp.	64,217	3,298
PartnerRe Ltd.	42,029	3,122
Leucadia National Corp.	134,802	3,067
Alexandria Real Estate Equities Inc.	40,482	2,976
Taubman Centers Inc.	38,429	2,949
WR Berkley Corp.	76,650	2,874
Regency Centers Corp.	58,587	2,855
* Alleghany Corp.	8,230	2,839
* MSCI Inc. Class A	79,275	2,837
People's United Financial Inc.	231,739	2,813
Fidelity National Financial Inc. Class A	131,306	2,809
Raymond James Financial Inc.	76,255	2,795
Reinsurance Group of America Inc. Class A	48,021	2,779
Liberty Property Trust	76,496	2,772
Arthur J Gallagher & Co.	77,235	2,767
* Markel Corp.	5,980	2,742
Ares Capital Corp.	159,486	2,734
Axis Capital Holdings Ltd.	75,837	2,648
RenaissanceRe Holdings Ltd.	33,838	2,607
Duke Realty Corp.	174,047	2,558
American Campus Communities Inc.	58,216	2,555
Zions Bancorporation	120,216	2,483
Senior Housing Properties Trust	113,291	2,467
Hudson City Bancorp Inc.	309,791	2,466
* American Capital Ltd.	216,642	2,457
Apartment Investment & Management Co. Class A	94,109	2,446
BRE Properties Inc.	50,175	2,353
DDR Corp.	147,603	2,267
HCC Insurance Holdings Inc.	65,996	2,237
TD Ameritrade Holding Corp.	143,221	2,201
Kilroy Realty Corp.	48,457	2,170
Eaton Vance Corp.	74,862	2,168
Jones Lang LaSalle Inc.	28,344	2,164
Extra Space Storage Inc.	64,183	2,134
National Retail Properties Inc.	69,933	2,133
Weingarten Realty Investors	75,266	2,116
Assurant Inc.	55,779	2,081
Cullen/Frost Bankers Inc.	36,131	2,075
Brown & Brown Inc.	79,551	2,074
Two Harbors Investment Corp.	176,389	2,073
First Republic Bank	59,958	2,066
Legg Mason Inc.	83,108	2,051
* Signature Bank	30,322	2,034
Douglas Emmett Inc.	87,145	2,010
East West Bancorp Inc.	94,115	1,988
CBL & Associates Properties Inc.	92,400	1,972
MFA Financial Inc.	231,572	1,968
Commerce Bancshares Inc.	48,716	1,965
Tanger Factory Outlet Centers	60,682	1,962
SEI Investments Co.	91,117	1,954
Home Properties Inc.	31,833	1,950
Piedmont Office Realty Trust Inc. Class A	112,075	1,943
NASDAQ OMX Group Inc.	83,063	1,935
Hospitality Properties Trust	81,252	1,932
* Ocwen Financial Corp.	70,482	1,932
White Mountains Insurance Group Ltd.	3,709	1,904

BioMed Realty Trust Inc.	100,031	1,873
Waddell & Reed Financial Inc. Class A	56,656	1,857
First Niagara Financial Group Inc.	228,185	1,846
Chimera Investment Corp.	675,676	1,831
Allied World Assurance Co. Holdings AG	23,601	1,823
Hatteras Financial Corp.	63,972	1,803
American Financial Group Inc.	47,062	1,784
Starwood Property Trust Inc.	76,104	1,771
Equity Lifestyle Properties Inc.	25,781	1,756
Mid-America Apartment Communities Inc.	26,809	1,751
* SVB Financial Group	28,838	1,744
ProAssurance Corp.	19,194	1,736
Post Properties Inc.	35,292	1,693
CBOE Holdings Inc.	56,874	1,673
* Genworth Financial Inc. Class A	318,076	1,664
City National Corp.	31,550	1,625
Hancock Holding Co.	52,116	1,613
First Horizon National Corp.	166,182	1,600
Highwoods Properties Inc.	48,515	1,583
Omega Healthcare Investors Inc.	68,912	1,566
* E*TRADE Financial Corp.	177,662	1,565
Invesco Mortgage Capital Inc.	75,640	1,523
Mack-Cali Realty Corp.	56,949	1,515
Associated Banc-Corp	114,743	1,511
CNO Financial Group Inc.	155,213	1,498
Old Republic International Corp.	160,293	1,491
LaSalle Hotel Properties	55,517	1,482
CYS Investments Inc.	103,914	1,464
ARMOUR Residential REIT Inc.	189,847	1,454
Assured Guaranty Ltd.	106,552	1,451
Aspen Insurance Holdings Ltd.	47,133	1,437
First American Financial Corp.	65,552	1,421
Protective Life Corp.	52,468	1,375
Entertainment Properties Trust	30,945	1,375
Validus Holdings Ltd.	39,937	1,354
Bank of Hawaii Corp.	29,625	1,351
* Howard Hughes Corp.	18,850	1,339
* Texas Capital Bancshares Inc.	26,410	1,313
Fulton Financial Corp.	132,010	1,302
Healthcare Realty Trust Inc.	55,675	1,283
Capitol Federal Financial Inc.	106,762	1,277
Prosperity Bancshares Inc.	29,757	1,268
Federated Investors Inc. Class B	60,651	1,255
Valley National Bancorp	124,173	1,244
* Forest City Enterprises Inc. Class A	77,626	1,230
Erie Indemnity Co. Class A	18,942	1,217
Prospect Capital Corp.	105,399	1,214
TCF Financial Corp.	101,285	1,209
Susquehanna Bancshares Inc.	115,510	1,208
Jefferies Group Inc.	88,002	1,205
RLJ Lodging Trust	63,159	1,194
Janus Capital Group Inc.	125,401	1,184
Washington REIT	43,944	1,179
DiamondRock Hospitality Co.	121,643	1,171
Synovus Financial Corp.	492,851	1,168
Webster Financial Corp.	49,233	1,167
Colonial Properties Trust	55,182	1,162

* Popular Inc.	66,441	1,158
Washington Federal Inc.	69,252	1,155
Brandywine Realty Trust	94,013	1,146
Corporate Office Properties Trust	47,777	1,145
* Stifel Financial Corp.	33,583	1,128
DCT Industrial Trust Inc.	174,212	1,127
Sovran Self Storage Inc.	19,242	1,113
Endurance Specialty Holdings Ltd.	28,815	1,109
Hanover Insurance Group Inc.	29,697	1,107
Alterra Capital Holdings Ltd.	45,621	1,092
CapitalSource Inc.	143,793	1,090
FirstMerit Corp.	72,576	1,069
BOK Financial Corp.	17,742	1,049
DuPont Fabros Technology Inc.	41,384	1,045
LPL Financial Holdings Inc.	36,480	1,041
UMB Financial Corp.	21,355	1,040
Apollo Investment Corp.	131,949	1,038
Kemper Corp.	33,735	1,036
FNB Corp.	91,739	1,028
Potlatch Corp.	26,893	1,005
CubeSmart	77,580	998
* Sunstone Hotel Investors Inc.	90,505	996
EastGroup Properties Inc.	18,484	983
Trustmark Corp.	40,291	981
* MBIA Inc.	96,621	979
Glimcher Realty Trust	91,425	966
Platinum Underwriters Holdings Ltd.	23,196	948
Medical Properties Trust Inc.	90,632	947
Greenhill & Co. Inc.	18,050	934
Umpqua Holdings Corp.	72,352	933
* Altisource Portfolio Solutions SA	10,694	922
StanCorp Financial Group Inc.	29,112	909
Old National Bancorp	66,505	905
Lexington Realty Trust	93,525	903
Iberiabank Corp.	19,564	896
* St. Joe Co.	45,631	890
Wintrust Financial Corp.	23,617	887
Pebblebrook Hotel Trust	37,923	887
PennyMac Mortgage Investment Trust	37,194	869
PS Business Parks Inc.	12,768	853
Cathay General Bancorp	49,392	852
Westamerica Bancorporation	18,059	850
RLI Corp.	12,619	841
Primerica Inc.	29,269	838
BancorpSouth Inc.	56,859	838
United Bankshares Inc.	33,301	830
Capstead Mortgage Corp.	61,200	826
Newcastle Investment Corp.	109,448	824
* Alexander & Baldwin Inc.	27,642	816
* First Cash Financial Services Inc.	17,643	812
Sun Communities Inc.	18,364	810
CommonWealth REIT	55,522	808
* First Industrial Realty Trust Inc.	61,312	806
National Health Investors Inc.	15,654	805
Northwest Bancshares Inc.	65,493	801
National Penn Bancshares Inc.	86,972	792
Education Realty Trust Inc.	72,548	791

Equity One Inc.	37,528	790
MarketAxess Holdings Inc.	23,990	758
Cash America International Inc.	19,522	753
Montpelier Re Holdings Ltd.	33,889	750
* PHH Corp.	36,682	746
Redwood Trust Inc.	51,203	740
Glacier Bancorp Inc.	47,013	732
* BBCN Bancorp Inc.	56,516	713
Acadia Realty Trust	28,697	712
CVB Financial Corp.	59,093	706
Mercury General Corp.	18,191	703
Fifth Street Finance Corp.	63,382	696
Bank of the Ozarks Inc.	20,110	693
First Midwest Bancorp Inc.	55,137	692
Community Bank System Inc.	24,529	691
MB Financial Inc.	34,930	690
* Credit Acceptance Corp.	8,061	689
* Ezcorp Inc. Class A	29,824	684
International Bancshares Corp.	35,256	672
Symetra Financial Corp.	54,437	670
Anworth Mortgage Asset Corp.	98,398	669
NorthStar Realty Finance Corp.	104,366	664
Astoria Financial Corp.	67,161	664
First Financial Bancorp	39,216	663
Argo Group International Holdings Ltd.	20,197	654
* Strategic Hotels & Resorts Inc.	106,733	641
American Assets Trust Inc.	23,733	636
* World Acceptance Corp.	9,420	635
LTC Properties Inc.	19,897	634
Solar Capital Ltd.	27,070	620
Selective Insurance Group Inc.	32,187	611
* Enstar Group Ltd.	5,958	594
* Western Alliance Bancorp	57,839	590
Main Street Capital Corp.	19,405	573
PrivateBancorp Inc. Class A	35,520	568
Provident Financial Services Inc.	35,866	566
Inland Real Estate Corp.	68,447	565
* DFC Global Corp.	32,747	562
* Investors Bancorp Inc.	30,717	560
* Citizens Republic Bancorp Inc.	28,639	554
First Financial Bankshares Inc.	15,351	553
Alexander's Inc.	1,287	550
Horace Mann Educators Corp.	30,210	547
Amtrust Financial Services Inc.	21,302	546
BlackRock Kelso Capital Corp.	55,953	544
Franklin Street Properties Corp.	49,038	543
* National Financial Partners Corp.	31,627	534
* Walter Investment Management Corp.	14,423	534
Boston Private Financial Holdings Inc.	55,396	531
Sterling Financial Corp.	23,477	523
PacWest Bancorp	22,242	520
* Financial Engines Inc.	21,624	515
Infinity Property & Casualty Corp.	8,531	515
NBT Bancorp Inc.	23,301	514
Tower Group Inc.	26,496	514
Park National Corp.	7,328	513
Cousins Properties Inc.	64,471	512

* TFS Financial Corp.	56,252	510
Chesapeake Lodging Trust	25,467	506
* iStar Financial Inc.	60,679	502
Oritani Financial Corp.	32,918	495
Nelnet Inc. Class A	20,847	495
First Citizens BancShares Inc. Class A	3,017	491
Government Properties Income Trust	20,504	480
Hersha Hospitality Trust Class A	96,834	474
Home BancShares Inc.	13,660	466
* FelCor Lodging Trust Inc.	97,752	463
Employers Holdings Inc.	25,151	461
Pennsylvania REIT	28,833	457
Apollo Residential Mortgage Inc.	20,724	457
BankUnited Inc.	18,489	455
American Capital Mortgage Investment Corp.	18,100	455
TrustCo Bank Corp. NY	78,616	450
* Pinnacle Financial Partners Inc.	23,253	449
First Commonwealth Financial Corp.	63,608	448
* Navigators Group Inc.	9,026	444
* Zillow Inc. Class A	10,200	430
PennantPark Investment Corp.	40,073	425
WesBanco Inc.	20,476	424
American Equity Investment Life Holding Co.	36,316	422
CreXus Investment Corp.	38,645	418
Saul Centers Inc.	9,308	413
Colony Financial Inc.	21,006	409
Interactive Brokers Group Inc.	28,884	405
City Holding Co.	11,253	403
* Greenlight Capital Re Ltd. Class A	16,027	397
Columbia Banking System Inc.	21,353	396
Dynex Capital Inc.	36,717	395
American National Insurance Co.	5,432	390
* Forestar Group Inc.	23,392	390
* West Coast Bancorp	17,155	386
* AMERISAFE Inc.	14,125	383
Sabra Health Care REIT Inc.	19,115	382
Associated Estates Realty Corp.	25,172	382
Chemical Financial Corp.	15,552	376
* WisdomTree Investments Inc.	56,064	376
* Hilltop Holdings Inc.	29,551	376
Evercore Partners Inc. Class A	13,771	372
Getty Realty Corp.	20,563	369
Brookline Bancorp Inc.	41,790	369
Investors Real Estate Trust	44,442	368
Oriental Financial Group Inc.	34,884	367
* Hanmi Financial Corp.	28,618	367
* Wilshire Bancorp Inc.	58,116	366
Ramco-Gershenson Properties Trust	28,780	361
Radian Group Inc.	82,266	357
Retail Opportunity Investments Corp.	27,543	354
ViewPoint Financial Group Inc.	18,465	354
Triangle Capital Corp.	13,591	349
Universal Health Realty Income Trust	7,357	338
* Piper Jaffray Cos.	13,216	336
Community Trust Bancorp Inc.	9,446	336
* Citizens Inc.	31,923	335
Ashford Hospitality Trust Inc.	39,825	335

* Beneficial Mutual Bancorp Inc.	34,911	334
* HFF Inc. Class A	22,257	332
First Potomac Realty Trust	25,556	329
United Fire Group Inc.	13,023	327
* ICG Group Inc.	32,160	327
Dime Community Bancshares Inc.	22,555	326
Hercules Technology Growth Capital Inc.	29,334	323
* Central Pacific Financial Corp.	22,511	322
Cardinal Financial Corp.	22,505	322
KBW Inc.	19,235	317
FBL Financial Group Inc. Class A	9,529	316
Resource Capital Corp.	52,759	310
Safety Insurance Group Inc.	6,722	308
Independent Bank Corp.	10,174	306
Hudson Pacific Properties Inc.	16,532	306
MCG Capital Corp.	66,236	305
Cohen & Steers Inc.	10,278	304
Flushing Financial Corp.	19,219	304
Kennedy-Wilson Holdings Inc.	21,483	300
Renasant Corp.	14,669	288
* Safeguard Scientifics Inc.	18,279	287
State Bank Financial Corp.	17,249	284
* Bancorp Inc.	27,569	283
Rouse Properties Inc.	19,693	283
1st Source Corp.	12,642	282
* Virtus Investment Partners Inc.	3,250	279
Northfield Bancorp Inc.	17,200	276
Meadowbrook Insurance Group Inc.	35,761	275
Rockville Financial Inc.	22,386	274
SCBT Financial Corp.	6,800	274
S&T Bancorp Inc.	15,525	273
RAIT Financial Trust	51,870	272
Coresite Realty Corp.	10,010	270
Urstadt Biddle Properties Inc. Class A	13,096	265
* MGIC Investment Corp.	172,631	264
* Netspend Holdings Inc.	26,525	261
Southside Bancshares Inc.	11,756	256
* Walker & Dunlop Inc.	15,991	246
Berkshire Hills Bancorp Inc.	10,721	245
First Merchants Corp.	16,338	245
First Financial Corp.	7,806	245
STAG Industrial Inc.	15,011	244
Flagstone Reinsurance Holdings SA	28,399	244
* Investment Technology Group Inc.	27,896	243
BGC Partners Inc. Class A	49,311	242
AG Mortgage Investment Trust Inc.	9,985	241
* Ameris Bancorp	19,124	241
Campus Crest Communities Inc.	22,000	238
Provident New York Bancorp	25,130	236
Winthrop Realty Trust	21,907	236
* PICO Holdings Inc.	10,276	234
* 1st United Bancorp Inc.	36,085	233
Trico Bancshares	13,806	228
* Southwest Bancorp Inc.	21,029	228
* Taylor Capital Group Inc.	13,274	227
TowneBank	14,752	226
* Virginia Commerce Bancorp Inc.	25,820	226

TICC Capital Corp.	21,701	226
* NewStar Financial Inc.	18,695	224
Duff & Phelps Corp. Class A	16,371	223
Maiden Holdings Ltd.	24,537	218
Republic Bancorp Inc. Class A	9,781	215
Lakeland Bancorp Inc.	20,698	214
* Tejon Ranch Co.	7,122	214
Sandy Spring Bancorp Inc.	11,102	214
Simmons First National Corp. Class A	8,764	213
Gladstone Commercial Corp.	11,598	212
* Metro Bancorp Inc.	16,660	211
GFI Group Inc.	66,296	211
National Bankshares Inc.	6,344	211
* Sun Bancorp Inc.	62,162	209
Bancfirst Corp.	4,860	209
Banner Corp.	7,665	208
Tompkins Financial Corp.	5,120	207
Lakeland Financial Corp.	7,437	205
Ames National Corp.	9,754	203
Westfield Financial Inc.	26,868	201
German American Bancorp Inc.	8,278	200
* Heritage Commerce Corp.	28,758	200
* eHealth Inc.	10,600	199
MainSource Financial Group Inc.	15,307	197
StellarOne Corp.	14,787	195
Epoch Holding Corp.	8,372	193
* Suffolk Bancorp	13,005	191
Peoples Bancorp Inc.	8,225	188
* United Community Banks Inc.	22,360	188
Cedar Realty Trust Inc.	35,306	186
Arlington Asset Investment Corp. Class A	7,727	184
* Bridge Capital Holdings	11,911	184
* Cowen Group Inc. Class A	67,701	183
First Busey Corp.	37,187	181
* Flagstar Bancorp Inc.	164,895	181
* Ladenburg Thalmann Financial Services Inc.	137,254	181
Univest Corp. of Pennsylvania	10,052	181
* FBR & Co.	57,538	178
Marlin Business Services Corp.	8,375	178
* Knight Capital Group Inc. Class A	65,550	176
* Eagle Bancorp Inc.	10,305	172
Heartland Financial USA Inc.	6,154	168
WSFS Financial Corp.	4,038	167
Consolidated-Tomoka Land Co.	4,991	164
SY Bancorp Inc.	6,823	161
* Guaranty Bancorp	79,151	160
National Western Life Insurance Co. Class A	1,114	160
* MetroCorp Bancshares Inc.	15,000	159
Presidential Life Corp.	11,352	158
Great Southern Bancorp Inc.	5,104	158
* OmniAmerican Bancorp Inc.	6,883	156
* Global Indemnity plc	7,132	156
Washington Trust Bancorp Inc.	5,873	154
Excel Trust Inc.	13,456	154
Enterprise Financial Services Corp.	11,118	151
CapLease Inc.	29,027	150
First Bancorp	12,921	149

Parkway Properties Inc.	11,057	148
Capital Southwest Corp.	1,316	147
* INTL. FCStone Inc.	7,701	147
Golub Capital BDC Inc.	9,183	146
Hudson Valley Holding Corp.	8,526	145
* BofI Holding Inc.	5,565	145
OneBeacon Insurance Group Ltd. Class A	10,739	144
MVC Capital Inc.	11,144	143
* MPG Office Trust Inc.	42,509	142
Citizens & Northern Corp.	7,216	141
Union First Market Bankshares Corp.	9,054	141
* Seacoast Banking Corp. of Florida	88,489	141
NGP Capital Resources Co.	18,720	140
BankFinancial Corp.	15,767	139
SeaBright Holdings Inc.	12,584	138
* Doral Financial Corp.	146,434	138
* Green Dot Corp. Class A	11,252	138
Bank Mutual Corp.	30,162	137
GAMCO Investors Inc.	2,732	136
* Hampton Roads Bankshares Inc.	90,562	136
Stewart Information Services Corp.	6,708	135
Monmouth Real Estate Investment Corp. Class A	12,030	135
* Preferred Bank	9,491	135
Westwood Holdings Group Inc.	3,373	132
Arrow Financial Corp.	5,261	132
First Bancorp Inc.	7,436	130
Merchants Bancshares Inc.	4,363	129
Calamos Asset Management Inc. Class A	10,993	128
Summit Hotel Properties Inc.	14,743	126
Agree Realty Corp.	4,855	124
Medallion Financial Corp.	10,400	123
* First Financial Northwest Inc.	15,135	122
* United Community Financial Corp.	34,582	121
Camden National Corp.	3,245	120
ESSA Bancorp Inc.	11,543	120
First Community Bancshares Inc.	7,746	118
* SWS Group Inc.	19,275	118
Center Bancorp Inc.	9,838	117
Gladstone Investment Corp.	14,912	117
Mission West Properties Inc.	13,394	117
* Tree.com Inc.	7,430	116
CoBiz Financial Inc.	16,515	116
One Liberty Properties Inc.	6,187	115
* Gramercy Capital Corp.	37,816	114
Kite Realty Group Trust	21,990	112
West Bancorporation Inc.	9,152	110
Sterling Bancorp	11,105	110
Territorial Bancorp Inc.	4,784	110
Bryn Mawr Bank Corp.	4,806	108
Penns Woods Bancorp Inc.	2,387	106
State Auto Financial Corp.	6,441	106
Gladstone Capital Corp.	11,849	104
OceanFirst Financial Corp.	6,912	101
Apollo Commercial Real Estate Finance Inc.	5,701	99
Financial Institutions Inc.	5,207	97
Washington Banking Co.	6,749	96
* FNB United Corp.	7,896	94

* CIFC Corp.	12,808	94
Peapack Gladstone Financial Corp.	5,610	92
Donegal Group Inc. Class A	6,422	90
Provident Financial Holdings Inc.	6,338	90
First Financial Holdings Inc.	6,851	89
Medley Capital Corp.	6,300	89
Northrim BanCorp Inc.	4,388	88
Oppenheimer Holdings Inc. Class A	5,519	88
ESB Financial Corp.	6,290	88
UMH Properties Inc.	7,300	87
* Phoenix Cos. Inc.	2,817	86
Eastern Insurance Holdings Inc.	5,106	86
Fox Chase Bancorp Inc.	5,447	85
* Pacific Mercantile Bancorp	12,873	84
EMC Insurance Group Inc.	3,988	84
Heritage Financial Corp.	5,569	84
Centerstate Banks Inc.	9,105	81
* Waterstone Financial Inc.	15,579	81
CFS Bancorp Inc.	14,578	80
* Macatawa Bank Corp.	24,939	78
* Harris & Harris Group Inc.	20,075	76
Federal Agricultural Mortgage Corp. Class A	3,500	74
American National Bankshares Inc.	3,239	73
First Interstate Bancsystem Inc.	4,825	72
Baldwin & Lyons Inc.	2,995	72
* First Marblehead Corp.	67,951	71
Pulaski Financial Corp.	8,623	71
United Financial Bancorp Inc.	4,853	70
Thomas Properties Group Inc.	11,860	69
* Cape Bancorp Inc.	7,322	69
Arbor Realty Trust Inc.	11,271	67
Century Bancorp Inc. Class A	2,107	67
US Global Investors Inc. Class A	10,876	67
Kaiser Federal Financial Group Inc.	4,371	66
* AmeriServ Financial Inc.	23,113	66
Diamond Hill Investment Group Inc.	834	64
Sierra Bancorp	5,207	64
First Connecticut Bancorp Inc.	4,669	63
THL Credit Inc.	4,484	63
Chatham Lodging Trust	4,493	62
HF Financial Corp.	5,010	61
* Capital Trust Inc. Class A	16,219	61
Home Federal Bancorp Inc.	5,290	60
Bank of Marin Bancorp	1,395	59
CNB Financial Corp.	3,343	59
First of Long Island Corp.	1,878	58
* NewBridge Bancorp	11,952	58
* MBT Financial Corp.	20,941	55
* American Safety Insurance Holdings Ltd.	2,883	54
* Mercantile Bank Corp.	3,113	53
Investors Title Co.	812	53
* Capital City Bank Group Inc.	4,949	53
MidSouth Bancorp Inc.	3,241	52
Crawford & Co. Class B	10,423	52
* Franklin Financial Corp.	3,011	51
Kansas City Life Insurance Co.	1,298	50
Pacific Continental Corp.	5,542	49

FXCM Inc. Class A	5,149	49
* Home Bancorp Inc.	2,733	49
Resource America Inc. Class A	7,178	49
First Defiance Financial Corp.	2,812	49
Bridge Bancorp Inc.	2,002	47
Federal Agricultural Mortgage Corp.	1,811	47
* Stratus Properties Inc.	5,000	46
* AV Homes Inc.	3,128	46
* Intervest Bancshares Corp. Class A	12,083	46
* Consumer Portfolio Services Inc.	14,900	45
Artio Global Investors Inc. Class A	14,675	44
Independence Holding Co.	4,185	42
Alliance Financial Corp.	1,020	41
Nicholas Financial Inc.	3,098	40
* Gleacher & Co. Inc.	54,657	40
* BancTrust Financial Group Inc.	13,039	39
PMC Commercial Trust	4,948	37
* Unity Bancorp Inc.	5,863	36
Terreno Realty Corp.	2,141	34
KCAP Financial Inc.	3,615	33
MutualFirst Financial Inc.	2,926	33
Codorus Valley Bancorp Inc.	2,297	33
* BBX Capital Corp.	5,030	32
National Interstate Corp.	1,253	32
* GSV Capital Corp.	3,600	31
* First South Bancorp Inc.	6,153	30
First M&F Corp.	3,952	29
TF Financial Corp.	1,219	29
* Orrstown Financial Services Inc.	2,523	28
Life Partners Holdings Inc.	10,173	27
Wayne Savings Bancshares Inc.	3,056	27
HopFed Bancorp Inc.	3,515	26
Bank of Kentucky Financial Corp.	912	25
SI Financial Group Inc.	2,146	25
Bar Harbor Bankshares	695	25
Meta Financial Group Inc.	976	24
* CompuCredit Holdings Corp.	6,358	24
Cheviot Financial Corp.	2,571	23
Pzena Investment Management Inc. Class A	4,277	22
Fidelity Southern Corp.	2,318	22
Evans Bancorp Inc.	1,390	22
* BRT Realty Trust	3,293	21
* First Acceptance Corp.	18,537	21
* BCSB Bancorp Inc.	1,582	21
* Republic First Bancorp Inc.	10,119	21
Gain Capital Holdings Inc.	4,219	21
First Pactrust Bancorp Inc.	1,647	21
* Eastern Virginia Bankshares Inc.	4,460	21
JMP Group Inc.	3,491	19
Hawthorn Bancshares Inc.	2,123	19
Shore Bancshares Inc.	3,101	19
Landmark Bancorp Inc.	909	19
* NASB Financial Inc.	739	18
* Fortegra Financial Corp.	2,256	18
* Independent Bank Corp.	6,486	18
* United Security Bancshares	6,880	17
Clifton Savings Bancorp Inc.	1,535	17

Citizens South Banking Corp.	2,348	16
Premier Financial Bancorp Inc.	1,706	16
C&F Financial Corp.	395	16
Manning & Napier Inc.	1,260	15
* Farmers Capital Bank Corp.	1,430	15
Charter Financial Corp.	1,426	14
MidWestOne Financial Group Inc.	642	14
* Jefferson Bancshares Inc.	5,500	13
Ameriana Bancorp	2,003	13
* North Valley Bancorp	930	13
Heritage Financial Group Inc.	955	13
Middleburg Financial Corp.	698	12
Peoples Bancorp of North Carolina Inc.	1,166	12
Hingham Institution for Savings	178	11
Oneida Financial Corp.	1,076	11
* Colony Bankcorp Inc.	3,062	11
Auburn National Bancorporation Inc.	450	10
* Royal Bancshares of Pennsylvania Inc.	4,060	9
* American Independence Corp.	1,827	9
* Old Second Bancorp Inc.	6,115	9
* Yadkin Valley Financial Corp.	2,300	8
Central Bancorp Inc.	232	8
* United Security Bancshares	1,292	7
QC Holdings Inc.	2,008	7
Crawford & Co. Class A	1,640	7
* Hallmark Financial Services	830	7
LNB Bancorp Inc.	1,100	7
* Premierwest Bancorp	4,710	7
* Berkshire Bancorp Inc.	800	7
* Southern Community Financial Corp.	1,940	7
California First National Bancorp	342	6
Salisbury Bancorp Inc.	198	5
New Hampshire Thrift Bancshares Inc.	390	5
* Rurban Financial Corp.	700	5
* Riverview Bancorp Inc.	3,447	5
* Firstcity Financial Corp.	518	4
* Community Bankers Trust Corp.	1,417	4
* Park Sterling Corp.	803	4
Institutional Financial Markets Inc.	2,883	3
Fauquier Bankshares Inc.	200	3
* ZipRealty Inc.	900	3
Alliance Bancorp Inc. of Pennsylvania	200	2
United Bancorp Inc.	287	2
* Vestin Realty Mortgage II Inc.	1,269	2
Citizens Holding Co.	100	2
* First United Corp.	200	1
* Maui Land & Pineapple Co. Inc.	499	1
Northeast Bancorp	100	1
* Penson Worldwide Inc.	18,209	1
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
Peoples Financial Corp.	2	—
		1,600,376
Health Care (7.1%)
Johnson & Johnson	1,779,355	122,615
Pfizer Inc.	4,853,788	120,617
Merck & Co. Inc.	1,971,549	88,917
Abbott Laboratories	1,019,868	69,922

Amgen Inc.	504,346	42,526
UnitedHealth Group Inc.	672,699	37,274
Bristol-Myers Squibb Co.	1,095,174	36,962
* Express Scripts Holding Co.	522,440	32,741
* Gilead Sciences Inc.	491,213	32,582
Eli Lilly & Co.	677,329	32,112
Medtronic Inc.	672,670	29,006
* Biogen Idec Inc.	147,663	22,036
* Celgene Corp.	285,490	21,811
Baxter International Inc.	360,571	21,728
Covidien plc	312,578	18,573
Allergan Inc.	199,304	18,252
* Alexion Pharmaceuticals Inc.	124,593	14,253
Thermo Fisher Scientific Inc.	238,111	14,008
McKesson Corp.	152,711	13,138
* Intuitive Surgical Inc.	25,755	12,765
WellPoint Inc.	214,641	12,451
Stryker Corp.	197,733	11,006
Becton Dickinson and Co.	131,467	10,328
Aetna Inc.	225,405	8,926
Cigna Corp.	187,026	8,822
Cardinal Health Inc.	224,527	8,750
Agilent Technologies Inc.	225,482	8,670
St. Jude Medical Inc.	203,417	8,570
* Edwards Lifesciences Corp.	74,334	7,981
Zimmer Holdings Inc.	114,226	7,724
* Vertex Pharmaceuticals Inc.	136,923	7,661
Humana Inc.	105,884	7,428
* Regeneron Pharmaceuticals Inc.	48,396	7,388
* Cerner Corp.	93,994	7,276
* Watson Pharmaceuticals Inc.	82,575	7,032
* Mylan Inc.	278,110	6,786
Perrigo Co.	57,569	6,688
Quest Diagnostics Inc.	102,904	6,527
AmerisourceBergen Corp. Class A	164,098	6,352
* DaVita Inc.	60,932	6,313
* Forest Laboratories Inc.	172,514	6,143
* Laboratory Corp. of America Holdings	62,776	5,805
* Life Technologies Corp.	115,830	5,662
CR Bard Inc.	51,785	5,419
* Boston Scientific Corp.	928,709	5,331
* Waters Corp.	57,729	4,811
* Henry Schein Inc.	58,289	4,621
* Varian Medical Systems Inc.	72,543	4,376
* CareFusion Corp.	144,456	4,101
* Illumina Inc.	80,386	3,875
Coventry Health Care Inc.	92,898	3,873
HCA Holdings Inc.	114,245	3,799
ResMed Inc.	92,894	3,759
* IDEXX Laboratories Inc.	35,918	3,568
* Onyx Pharmaceuticals Inc.	41,757	3,528
DENTSPLY International Inc.	92,331	3,522
* Hospira Inc.	107,145	3,517
* Mettler-Toledo International Inc.	20,551	3,509
* Hologic Inc.	172,176	3,485
* BioMarin Pharmaceutical Inc.	79,638	3,207
Cooper Cos. Inc.	30,934	2,922

* AMERIGROUP Corp.	31,612	2,890
Universal Health Services Inc. Class B	58,249	2,664
* Ariad Pharmaceuticals Inc.	108,327	2,624
* Medivation Inc.	45,308	2,554
Omnicare Inc.	73,710	2,504
* Endo Health Solutions Inc.	75,668	2,400
* MEDNAX Inc.	32,071	2,388
* Pharmacyclics Inc.	36,244	2,338
PerkinElmer Inc.	74,698	2,201
* athenahealth Inc.	23,511	2,158
* Sirona Dental Systems Inc.	36,314	2,068
* Cubist Pharmaceuticals Inc.	41,486	1,978
Patterson Cos. Inc.	57,528	1,970
* HMS Holdings Corp.	56,240	1,880
Warner Chilcott plc Class A	139,139	1,878
Teleflex Inc.	26,416	1,818
* Seattle Genetics Inc.	65,484	1,765
* Community Health Systems Inc.	60,258	1,756
* United Therapeutics Corp.	31,266	1,747
* Covance Inc.	36,153	1,688
* Tenet Healthcare Corp.	268,438	1,683
* Alkermes plc	80,067	1,661
Techne Corp.	22,911	1,648
Medicis Pharmaceutical Corp. Class A	37,363	1,617
* WellCare Health Plans Inc.	28,386	1,605
* Salix Pharmaceuticals Ltd.	37,809	1,601
* Align Technology Inc.	41,836	1,547
* Myriad Genetics Inc.	55,749	1,505
* HealthSouth Corp.	62,197	1,496
* Cepheid Inc.	42,817	1,478
* Brookdale Senior Living Inc. Class A	63,418	1,473
* Allscripts Healthcare Solutions Inc.	118,462	1,472
* Health Management Associates Inc. Class A	165,845	1,391
* Bio-Rad Laboratories Inc. Class A	12,908	1,378
* Incyte Corp. Ltd.	75,953	1,371
* ViroPharma Inc.	45,358	1,371
* LifePoint Hospitals Inc.	31,612	1,352
* Haemonetics Corp.	16,799	1,347
* Thoratec Corp.	38,520	1,333
* Jazz Pharmaceuticals plc	22,611	1,289
* Charles River Laboratories International Inc.	32,241	1,277
STERIS Corp.	35,768	1,269
Owens & Minor Inc.	42,065	1,257
* Centene Corp.	33,524	1,254
* Health Net Inc.	54,508	1,227
* PAREXEL International Corp.	39,598	1,218
Hill-Rom Holdings Inc.	41,153	1,196
West Pharmaceutical Services Inc.	22,531	1,196
* Theravance Inc.	45,888	1,189
* Par Pharmaceutical Cos. Inc.	23,785	1,189
* Vivus Inc.	65,459	1,166
* Impax Laboratories Inc.	42,313	1,098
* VCA Antech Inc.	54,930	1,084
* Arena Pharmaceuticals Inc.	128,021	1,065
* Volcano Corp.	35,460	1,013
* Alere Inc.	49,910	973
* Cyberonics Inc.	18,415	965

*	Medicines Co.	35,879	926
*	Nektar Therapeutics	86,627	925
*	Magellan Health Services Inc.	17,804	919
*	Air Methods Corp.	7,525	898
*	Team Health Holdings Inc.	32,913	893
*	Isis Pharmaceuticals Inc.	62,017	873
	Chemed Corp.	12,475	864
*	Masimo Corp.	35,297	853
*	MWI Veterinary Supply Inc.	7,813	834
*	Immunogen Inc.	56,060	818
*	Bruker Corp.	59,883	784
*	Auxilium Pharmaceuticals Inc.	31,559	772
*	PSS World Medical Inc.	33,862	771
*,^ Questcor Pharmaceuticals Inc.		39,197	725
*	Insulet Corp.	30,872	666
*	Acorda Therapeutics Inc.	25,780	660
*	NuVasive Inc.	28,776	659
*	Medidata Solutions Inc.	15,796	656
*	Ironwood Pharmaceuticals Inc. Class A	50,578	646
*	Sunrise Senior Living Inc.	45,034	643
*	Dynavax Technologies Corp.	134,551	640
*	NPS Pharmaceuticals Inc.	68,655	635
	PDL BioPharma Inc.	82,363	633
*	Neogen Corp.	14,671	626
*	Akorn Inc.	47,227	624
*	Amsurg Corp. Class A	21,660	615
*	Wright Medical Group Inc.	27,326	604
*	HeartWare International Inc.	6,376	602
	Analogic Corp.	7,680	600
*	Abaxis Inc.	16,257	584
*	Affymax Inc.	27,699	583
*	Rigel Pharmaceuticals Inc.	56,833	583
*	Bio-Reference Labs Inc.	19,981	571
	CONMED Corp.	19,409	553
*	DexCom Inc.	36,753	552
*	Hanger Inc.	18,981	542
*	Endologix Inc.	39,016	539
*	Integra LifeSciences Holdings Corp.	12,862	529
*	ABIOMED Inc.	25,058	526
*	ArthroCare Corp.	15,866	514
	Quality Systems Inc.	27,391	508
*	Momenta Pharmaceuticals Inc.	34,498	503
*	MedAssets Inc.	28,003	498
*	Dendreon Corp.	102,378	495
	Meridian Bioscience Inc.	25,645	492
*	ICU Medical Inc.	7,806	472
*	Luminex Corp.	24,212	471
*	Alnylam Pharmaceuticals Inc.	24,902	468
*	Halozyme Therapeutics Inc.	61,718	467
*	InterMune Inc.	50,406	452
*	Exelixis Inc.	93,791	452
*,^ Spectrum Pharmaceuticals Inc.		37,874	443
*	Orthofix International NV	9,770	437
*	Lexicon Pharmaceuticals Inc.	188,147	437
*	Achillion Pharmaceuticals Inc.	41,679	434
*	Optimer Pharmaceuticals Inc.	30,601	432
*	Spectranetics Corp.	29,152	430

	Computer Programs & Systems Inc.	7,565	420
*	Emeritus Corp.	19,944	418
*	ExamWorks Group Inc.	27,710	413
*	Merit Medical Systems Inc.	27,628	413
*	Conceptus Inc.	20,227	411
*	NxStage Medical Inc.	31,046	410
*	Greatbatch Inc.	16,856	410
*	IPC The Hospitalist Co. Inc.	8,690	397
*	OraSure Technologies Inc.	35,479	395
*	Quidel Corp.	20,812	394
*	Molina Healthcare Inc.	15,656	394
	Landauer Inc.	6,399	382
*	IRIS International Inc.	18,239	356
*	Omnicell Inc.	25,402	353
*	Vical Inc.	81,660	353
*	Kindred Healthcare Inc.	30,465	347
*	Exact Sciences Corp.	31,438	346
*	AVANIR Pharmaceuticals Inc.	106,293	340
*	MAP Pharmaceuticals Inc.	21,257	331
*	Accuray Inc.	46,549	330
*,^ Opko Health Inc.		77,660	325
*	Neurocrine Biosciences Inc.	40,542	324
*	MAKO Surgical Corp.	18,495	322
*	Capital Senior Living Corp.	22,128	320
*	Sequenom Inc.	89,808	317
*	Orexigen Therapeutics Inc.	55,475	317
*	Synageva BioPharma Corp.	5,808	310
*	Natus Medical Inc.	23,558	308
*	Protalix BioTherapeutics Inc.	58,478	303
*	ZIOPHARM Oncology Inc.	55,207	301
*	Healthways Inc.	25,320	297
	Cantel Medical Corp.	10,937	296
*	Threshold Pharmaceuticals Inc.	39,300	285
*	Endocyte Inc.	28,491	284
*	Curis Inc.	67,468	279
*	Genomic Health Inc.	7,851	272
	Invacare Corp.	19,186	271
	US Physical Therapy Inc.	9,706	268
*	Accretive Health Inc.	24,000	268
*	PharMerica Corp.	21,138	268
*	XenoPort Inc.	22,998	264
*	HealthStream Inc.	9,220	262
*	Sangamo Biosciences Inc.	43,145	262
*	Select Medical Holdings Corp.	22,655	254
*	Corvel Corp.	5,677	254
*	AMN Healthcare Services Inc.	24,806	250
*	AMAG Pharmaceuticals Inc.	14,059	249
*	Idenix Pharmaceuticals Inc.	54,495	249
	Ensign Group Inc.	7,970	244
*	Amedisys Inc.	17,343	240
*	Ligand Pharmaceuticals Inc. Class B	13,865	238
*	Depomed Inc.	39,879	236
*	Enzon Pharmaceuticals Inc.	33,855	236
*	BioScrip Inc.	25,477	232
*	Gentiva Health Services Inc.	20,478	232
*	Sarepta Therapeutics Inc.	14,729	229
*	Vanguard Health Systems Inc.	17,993	223

*	Array BioPharma Inc.	37,960	222
*	RTI Biologics Inc.	53,268	222
*	Infinity Pharmaceuticals Inc.	9,227	217
*	Acadia Healthcare Co. Inc.	9,100	217
*	Emergent Biosolutions Inc.	14,739	209
*	MannKind Corp.	72,176	208
*	Affymetrix Inc.	47,830	207
*	AngioDynamics Inc.	16,480	201
*	Anika Therapeutics Inc.	13,358	201
*	Immunomedics Inc.	56,770	199
*	Symmetry Medical Inc.	19,705	195
*	Triple-S Management Corp. Class B	9,244	193
*	AVEO Pharmaceuticals Inc.	18,339	191
*	XOMA Corp.	51,270	189
*	Universal American Corp.	20,228	187
*	Hi-Tech Pharmacal Co. Inc.	5,631	186
*	Cambrex Corp.	15,774	185
*	Antares Pharma Inc.	42,302	184
*	Arqule Inc.	36,032	184
*	Solta Medical Inc.	58,022	182
*	Oncothyreon Inc.	34,916	179
*,^ Navidea Biopharmaceuticals Inc.		64,777	178
*	Sciclone Pharmaceuticals Inc.	31,683	176
	National Healthcare Corp.	3,658	175
*	Corcept Therapeutics Inc.	60,515	169
*	Santarus Inc.	18,745	166
*	Targacept Inc.	33,767	165
	CryoLife Inc.	24,270	163
*	Sun Healthcare Group Inc.	18,664	158
*	Staar Surgical Co.	20,857	158
*	Geron Corp.	91,251	155
*	Pain Therapeutics Inc.	30,441	154
	Atrion Corp.	694	154
*	LHC Group Inc.	8,033	148
*	Novavax Inc.	66,616	144
*,^ Savient Pharmaceuticals Inc.		57,226	143
*	Pacira Pharmaceuticals Inc.	8,084	141
*	ACADIA Pharmaceuticals Inc.	54,396	138
	Young Innovations Inc.	3,431	134
*	SurModics Inc.	6,580	133
*	BioCryst Pharmaceuticals Inc.	30,935	131
*	Astex Pharmaceuticals	41,117	126
*	GTx Inc.	27,024	124
*	Rochester Medical Corp.	10,205	121
*	Unilife Corp.	37,990	119
*	Fluidigm Corp.	6,931	118
*	Celldex Therapeutics Inc.	18,674	118
*	Cardiovascular Systems Inc.	10,133	117
*	Metropolitan Health Networks Inc.	12,317	115
*	Five Star Quality Care Inc.	22,405	115
*	Palomar Medical Technologies Inc.	11,683	110
	Assisted Living Concepts Inc. Class A	14,423	110
*	Cross Country Healthcare Inc.	23,007	109
*	Merge Healthcare Inc.	28,266	108
*	Cerus Corp.	31,576	107
*	Furiex Pharmaceuticals Inc.	5,564	106
*	Amicus Therapeutics Inc.	20,014	104

*	Pozen Inc.	15,678	104
*	Alphatec Holdings Inc.	62,759	104
*	Cell Therapeutics Inc.	42,007	102
*	Dyax Corp.	39,056	102
*	Exactech Inc.	5,675	101
*	PROLOR Biotech Inc.	19,756	96
*	Omeros Corp.	10,163	96
*	Biotime Inc.	22,685	95
*	Providence Service Corp.	7,254	94
*	Osiris Therapeutics Inc.	8,327	92
*	Hansen Medical Inc.	46,281	90
*	Tornier NV	4,670	89
*	Obagi Medical Products Inc.	7,106	88
*	Zalicus Inc.	116,845	86
*	Aegerion Pharmaceuticals Inc.	5,735	85
*	Cadence Pharmaceuticals Inc.	21,509	84
*	Peregrine Pharmaceuticals Inc.	80,399	83
*	Raptor Pharmaceutical Corp.	14,889	83
*	Chindex International Inc.	7,782	80
*	SIGA Technologies Inc.	23,958	77
*	Cytokinetics Inc.	91,898	77
*	Cytori Therapeutics Inc.	17,311	76
*	Keryx Biopharmaceuticals Inc.	26,739	75
*,^ MELA Sciences Inc.		23,282	75
*	Progenics Pharmaceuticals Inc.	24,957	72
*	Almost Family Inc.	3,364	72
*	Cynosure Inc. Class A	2,665	70
*	Synta Pharmaceuticals Corp.	9,045	69
	Psychemedics Corp.	5,340	65
*	Harvard Bioscience Inc.	15,002	63
*	Durect Corp.	43,794	63
*	OncoGenex Pharmaceutical Inc.	4,401	62
*	Lannett Co. Inc.	12,824	62
*	Vascular Solutions Inc.	4,150	61
*	PDI Inc.	7,191	57
*	Biolase Inc.	33,077	57
*	Repligen Corp.	9,409	56
*	Albany Molecular Research Inc.	15,491	54
*	Transcept Pharmaceuticals Inc.	10,100	54
*	Clovis Oncology Inc.	2,537	52
	Maxygen Inc.	19,449	51
*	Skilled Healthcare Group Inc.	7,829	50
*	Nabi Biopharmaceuticals	27,892	49
*	Zogenix Inc.	17,674	47
*	BioMimetic Therapeutics Inc.	11,147	46
*	Biospecifics Technologies Corp.	2,292	45
*	Hemispherx Biopharma Inc.	55,442	44
*	Hooper Holmes Inc.	69,270	44
*	Apricus Biosciences Inc.	12,988	42
*	Medical Action Industries Inc.	11,756	41
*	Columbia Laboratories Inc.	40,148	40
*	Codexis Inc.	12,540	38
*	Chelsea Therapeutics International Ltd.	30,516	37
*	Vanda Pharmaceuticals Inc.	8,947	36
*	Sagent Pharmaceuticals Inc.	2,255	36
*	LCA-Vision Inc.	8,549	35
*	CytRx Corp.	9,501	35

*	Cutera Inc.	4,463	33
*	RadNet Inc.	11,986	33
*	Insmed Inc.	7,311	33
*	Aastrom Biosciences Inc.	20,330	33
*	Metabolix Inc.	18,733	31
*	Myrexis Inc.	12,740	31
*	Delcath Systems Inc.	18,227	30
*	Dusa Pharmaceuticals Inc.	4,122	28
*	Enzo Biochem Inc.	13,621	28
*	Biosante Pharmaceuticals Inc.	14,250	27
*	AtriCure Inc.	3,429	26
*	Inovio Pharmaceuticals Inc.	42,536	25
*	EnteroMedics Inc.	6,331	23
*	Mediware Information Systems	1,053	23
*	Theragenics Corp.	13,219	23
*	Trius Therapeutics Inc.	3,800	22
	National Research Corp.	427	21
	Utah Medical Products Inc.	630	21
*	Sucampo Pharmaceuticals Inc. Class A	4,106	21
*	Cumberland Pharmaceuticals Inc.	3,142	20
*	Pacific Biosciences of California Inc.	11,021	20
*	NewLink Genetics Corp.	1,231	20
*	Alliance HealthCare Services Inc.	14,065	20
*	Repros Therapeutics Inc.	1,256	19
*	CardioNet Inc.	7,373	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Discovery Laboratories Inc.	4,729	16
*	BioClinica Inc.	2,392	15
*	Complete Genomics Inc.	4,884	15
*	Strategic Diagnostics Inc.	11,377	14
*	Anacor Pharmaceuticals Inc.	2,145	14
*	Agenus Inc.	3,040	14
*	Somaxon Pharmaceuticals Inc.	48,102	14
*	GenVec Inc.	8,464	13
*	Synergetics USA Inc.	2,643	13
*	Cleveland Biolabs Inc.	4,857	13
*	Bovie Medical Corp.	3,373	12
*	Authentidate Holding Corp.	8,999	12
*	ThermoGenesis Corp.	9,641	10
*	Cornerstone Therapeutics Inc.	1,995	10
*	Vision Sciences Inc.	7,510	10
*	StemCells Inc.	4,690	10
*	Icad Inc.	4,360	9
*,^ Galena Biopharma Inc.		5,236	9
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
*	Rockwell Medical Technologies Inc.	1,100	9
*	Entremed Inc.	4,828	9
*	Cardica Inc.	5,774	8
*	Epocrates Inc.	600	7
*	Alexza Pharmaceuticals Inc.	1,556	7
*	Digirad Corp.	3,306	7
*	Cel-Sci Corp.	19,362	7
*	Alimera Sciences Inc.	2,578	7
*	Anthera Pharmaceuticals Inc.	6,533	7
*	Sharps Compliance Corp.	2,564	7
*	BSD Medical Corp.	4,539	6
*	ERBA Diagnostics Inc.	8,700	5

* TranS1 Inc.	1,691	4
* Idera Pharmaceuticals Inc.	4,300	4
* Arrowhead Research Corp.	1,518	4
* Stereotaxis Inc.	2,694	4
* Acura Pharmaceuticals Inc.	2,008	4
* Biodel Inc.	500	1
* Celsion Corp.	200	1
* ADVENTRX Pharmaceuticals Inc.	1,416	1
Daxor Corp.	100	1
* Palatin Technologies Inc.	160	—
		1,212,803
Industrials (6.4%)
General Electric Co.	6,867,788	155,967
United Technologies Corp.	561,361	43,949
3M Co.	427,245	39,486
Union Pacific Corp.	310,305	36,833
Caterpillar Inc.	423,183	36,411
United Parcel Service Inc. Class B	470,615	33,682
Boeing Co.	461,446	32,126
Honeywell International Inc.	479,750	28,665
Emerson Electric Co.	475,678	22,961
Danaher Corp.	381,988	21,067
Deere & Co.	245,152	20,223
Tyco International Ltd.	299,969	16,876
Lockheed Martin Corp.	178,853	16,701
Illinois Tool Works Inc.	278,434	16,558
FedEx Corp.	194,454	16,455
Precision Castparts Corp.	94,117	15,373
CSX Corp.	673,653	13,978
Norfolk Southern Corp.	211,265	13,443
General Dynamics Corp.	198,855	13,148
Raytheon Co.	216,295	12,363
Cummins Inc.	118,425	10,920
Northrop Grumman Corp.	154,968	10,295
Eaton Corp.	208,071	9,833
Waste Management Inc.	285,195	9,149
PACCAR Inc.	219,814	8,798
Ingersoll-Rand plc	193,798	8,686
Parker Hannifin Corp.	97,959	8,187
WW Grainger Inc.	38,690	8,062
Stanley Black & Decker Inc.	105,248	8,025
Fastenal Co.	182,044	7,826
Cooper Industries plc	103,226	7,748
Dover Corp.	119,120	7,086
Roper Industries Inc.	63,124	6,937
Rockwell Automation Inc.	92,579	6,439
C.H. Robinson Worldwide Inc.	105,569	6,181
Fluor Corp.	109,709	6,174
Republic Services Inc. Class A	204,450	5,624
AMETEK Inc.	156,417	5,545
Kansas City Southern	71,403	5,411
* Delta Air Lines Inc.	552,231	5,058
Expeditors International of Washington Inc.	137,759	5,009
* Stericycle Inc.	55,145	4,992
Rockwell Collins Inc.	89,558	4,804
Pall Corp.	75,074	4,766
Textron Inc.	181,865	4,759

L-3 Communications Holdings Inc.	63,423	4,548
Flowserve Corp.	35,571	4,544
* TransDigm Group Inc.	31,467	4,464
Southwest Airlines Co.	499,968	4,385
* Verisk Analytics Inc. Class A	91,853	4,373
* United Continental Holdings Inc.	216,012	4,212
Joy Global Inc.	68,861	3,860
Equifax Inc.	78,413	3,652
* IHS Inc. Class A	36,365	3,540
Masco Corp.	233,447	3,513
* Jacobs Engineering Group Inc.	83,931	3,393
* Quanta Services Inc.	136,250	3,365
Donaldson Co. Inc.	92,080	3,196
JB Hunt Transport Services Inc.	61,090	3,179
Cintas Corp.	75,790	3,141
Xylem Inc.	121,246	3,049
* AGCO Corp.	63,420	3,011
KBR Inc.	96,756	2,885
Pentair Inc.	64,520	2,872
* B/E Aerospace Inc.	67,711	2,851
Iron Mountain Inc.	83,315	2,842
Hubbell Inc. Class B	33,912	2,738
Snap-on Inc.	38,015	2,732
* Fortune Brands Home & Security Inc.	93,643	2,529
* Owens Corning	75,522	2,527
Wabtec Corp.	31,470	2,527
Dun & Bradstreet Corp.	31,009	2,469
* Nielsen Holdings NV	81,873	2,455
* Hertz Global Holdings Inc.	178,031	2,444
* WABCO Holdings Inc.	41,872	2,415
Robert Half International Inc.	89,024	2,371
Waste Connections Inc.	76,878	2,326
IDEX Corp.	54,489	2,276
Corrections Corp. of America	65,329	2,185
SPX Corp.	32,919	2,153
Avery Dennison Corp.	67,459	2,147
Carlisle Cos. Inc.	40,701	2,113
Nordson Corp.	35,693	2,092
MSC Industrial Direct Co. Inc. Class A	30,963	2,089
Towers Watson & Co. Class A	38,697	2,053
Valmont Industries Inc.	15,502	2,039
Timken Co.	54,271	2,017
Triumph Group Inc.	32,245	2,016
Lincoln Electric Holdings Inc.	51,462	2,010
Graco Inc.	39,496	1,986
Gardner Denver Inc.	32,746	1,978
Kennametal Inc.	52,549	1,949
* Copart Inc.	70,222	1,947
* Genesee & Wyoming Inc. Class A	28,921	1,934
Manpower Inc.	52,415	1,929
* Shaw Group Inc.	43,070	1,879
Regal-Beloit Corp.	25,824	1,820
Pitney Bowes Inc.	131,672	1,820
* Kirby Corp.	32,602	1,802
* Babcock & Wilcox Co.	69,576	1,772
Acuity Brands Inc.	27,737	1,755
URS Corp.	49,366	1,743

* Sensata Technologies Holding NV	57,937	1,725
* Spirit Aerosystems Holdings Inc. Class A	77,017	1,711
* Foster Wheeler AG	70,614	1,692
* United Rentals Inc.	51,671	1,690
* WESCO International Inc.	28,718	1,643
* Alaska Air Group Inc.	46,572	1,633
* Terex Corp.	72,132	1,629
* Dollar Thrifty Automotive Group Inc.	18,185	1,581
Trinity Industries Inc.	52,601	1,576
* Hexcel Corp.	65,329	1,569
* Clean Harbors Inc.	31,626	1,545
Toro Co.	38,720	1,540
Robbins & Myers Inc.	25,700	1,532
AO Smith Corp.	26,052	1,499
CLARCOR Inc.	33,001	1,473
* Oshkosh Corp.	53,458	1,466
Landstar System Inc.	30,789	1,456
* Chart Industries Inc.	19,637	1,450
* Teledyne Technologies Inc.	22,624	1,434
* Middleby Corp.	12,337	1,427
* AECOM Technology Corp.	66,146	1,400
Woodward Inc.	40,475	1,375
Lennox International Inc.	28,377	1,372
* Huntington Ingalls Industries Inc.	32,142	1,352
Covanta Holding Corp.	78,464	1,346
* Colfax Corp.	36,638	1,344
Watsco Inc.	17,477	1,325
Ryder System Inc.	33,860	1,323
* Old Dominion Freight Line Inc.	42,778	1,290
EMCOR Group Inc.	44,025	1,256
RR Donnelley & Sons Co.	118,504	1,256
Exelis Inc.	121,181	1,253
GATX Corp.	29,239	1,241
Crane Co.	30,774	1,229
Actuant Corp. Class A	42,390	1,213
* Portfolio Recovery Associates Inc.	11,242	1,174
Corporate Executive Board Co.	21,884	1,174
ITT Corp.	57,044	1,149
* Esterline Technologies Corp.	20,358	1,143
* US Airways Group Inc.	106,455	1,114
Manitowoc Co. Inc.	83,315	1,111
* EnerSys Inc.	31,450	1,110
* Tetra Tech Inc.	42,104	1,106
Belden Inc.	29,978	1,106
Geo Group Inc.	39,801	1,101
Alliant Techsystems Inc.	21,705	1,088
* Polypore International Inc.	30,664	1,084
* Advisory Board Co.	22,528	1,078
* Avis Budget Group Inc.	70,023	1,077
Harsco Corp.	52,093	1,069
Macquarie Infrastructure Co. LLC	25,697	1,066
* USG Corp.	47,886	1,051
Applied Industrial Technologies Inc.	24,842	1,029
Deluxe Corp.	33,636	1,028
Rollins Inc.	43,720	1,023
Con-way Inc.	36,765	1,006
* Air Lease Corp.	48,953	999

* Moog Inc. Class A	26,134	990
Healthcare Services Group Inc.	42,657	976
Brady Corp. Class A	32,707	958
* General Cable Corp.	32,516	955
UTi Worldwide Inc.	68,833	927
* Atlas Air Worldwide Holdings Inc.	17,431	900
Curtiss-Wright Corp.	27,462	898
* Acacia Research Corp.	32,504	891
* Beacon Roofing Supply Inc.	30,537	870
Mueller Industries Inc.	18,900	859
Brink's Co.	31,153	800
Franklin Electric Co. Inc.	13,049	789
* MasTec Inc.	39,369	776
HNI Corp.	30,114	768
Barnes Group Inc.	30,686	767
Mine Safety Appliances Co.	20,478	763
Herman Miller Inc.	38,727	753
* JetBlue Airways Corp.	156,944	752
Simpson Manufacturing Co. Inc.	25,512	730
* FTI Consulting Inc.	27,319	729
* GrafTech International Ltd.	81,021	728
* Hub Group Inc. Class A	24,419	725
Armstrong World Industries Inc.	15,516	719
* RBC Bearings Inc.	14,912	717
Watts Water Technologies Inc. Class A	18,533	701
United Stationers Inc.	26,722	695
Granite Construction Inc.	24,121	693
TAL International Group Inc.	20,149	685
* Spirit Airlines Inc.	39,534	675
ABM Industries Inc.	35,559	673
Raven Industries Inc.	22,770	670
* II-VI Inc.	35,112	668
Forward Air Corp.	21,767	662
* Allegiant Travel Co. Class A	10,310	653
Werner Enterprises Inc.	29,269	625
ESCO Technologies Inc.	15,980	621
* Navistar International Corp.	28,978	611
Steelcase Inc. Class A	61,089	602
Knight Transportation Inc.	41,072	587
Matson Inc.	27,642	578
Briggs & Stratton Corp.	30,014	560
HEICO Corp. Class A	18,366	560
UniFirst Corp.	8,318	556
Kaman Corp.	15,191	545
* Seaboard Corp.	241	545
* EnPro Industries Inc.	14,374	518
Cubic Corp.	10,315	516
AZZ Inc.	13,592	516
* Swift Transportation Co.	59,729	515
Universal Forest Products Inc.	12,347	513
Interface Inc. Class A	38,594	510
Mueller Water Products Inc. Class A	103,668	508
* Orbital Sciences Corp.	33,890	493
Lindsay Corp.	6,747	486
* ACCO Brands Corp.	74,263	482
* DigitalGlobe Inc.	23,533	480
Heartland Express Inc.	35,713	477

Amerco Inc.	4,474	476
* TrueBlue Inc.	29,555	465
* On Assignment Inc.	22,916	456
Knoll Inc.	32,546	454
Apogee Enterprises Inc.	23,089	453
Kaydon Corp.	20,179	451
Titan International Inc.	25,148	444
HEICO Corp.	11,475	444
* Trimas Corp.	18,262	440
Tennant Co.	10,272	440
Quanex Building Products Corp.	23,333	440
* Mobile Mini Inc.	25,918	433
AAR Corp.	26,216	430
Insperity Inc.	17,044	430
* Aegion Corp. Class A	22,297	427
* Huron Consulting Group Inc.	12,239	426
Aircastle Ltd.	37,402	424
* KAR Auction Services Inc.	21,342	421
* Encore Capital Group Inc.	14,903	421
* Blount International Inc.	31,829	419
Resources Connection Inc.	31,933	419
* Exponent Inc.	7,175	410
* GenCorp Inc.	42,397	402
Standex International Corp.	8,993	400
* Korn/Ferry International	25,692	394
American Science & Engineering Inc.	5,972	392
Encore Wire Corp.	13,150	385
Ceradyne Inc.	15,570	380
* Dycom Industries Inc.	26,195	377
Cascade Corp.	6,795	372
* Sykes Enterprises Inc.	27,649	372
Altra Holdings Inc.	20,326	370
McGrath RentCorp	13,927	363
Griffon Corp.	35,054	361
* Rush Enterprises Inc. Class A	18,474	356
SkyWest Inc.	32,988	341
* Astec Industries Inc.	10,710	339
Generac Holdings Inc.	14,517	332
* Wabash National Corp.	46,574	332
Albany International Corp.	14,959	329
CIRCOR International Inc.	8,689	328
* Taser International Inc.	53,773	324
Sun Hydraulics Corp.	12,172	323
* Team Inc.	10,152	323
* Navigant Consulting Inc.	28,877	319
AAON Inc.	16,188	319
* MYR Group Inc.	15,966	319
Sauer-Danfoss Inc.	7,827	315
* InnerWorkings Inc.	23,576	307
* GeoEye Inc.	11,566	306
NACCO Industries Inc. Class A	2,423	304
* Kforce Inc.	25,725	303
G&K Services Inc. Class A	9,163	287
* Thermon Group Holdings Inc.	11,420	285
Gorman-Rupp Co.	10,510	284
* Federal Signal Corp.	44,892	284
Kimball International Inc. Class B	23,209	284

Ennis Inc.	16,784	275
Great Lakes Dredge & Dock Corp.	35,589	274
* Kadant Inc.	11,637	270
* RailAmerica Inc.	9,788	269
John Bean Technologies Corp.	16,323	267
* Meritor Inc.	62,385	265
Comfort Systems USA Inc.	23,968	262
Celadon Group Inc.	16,274	262
* Builders FirstSource Inc.	48,999	254
* GP Strategies Corp.	13,141	254
H&E Equipment Services Inc.	20,696	251
US Ecology Inc.	11,545	249
* Lydall Inc.	17,493	246
* Tutor Perini Corp.	21,411	245
Viad Corp.	11,356	237
Alamo Group Inc.	6,801	230
* Astronics Corp.	7,457	230
* ICF International Inc.	11,385	229
* Mistras Group Inc.	9,486	220
* Trex Co. Inc.	6,362	217
* Titan Machinery Inc.	10,683	217
* American Superconductor Corp.	51,337	213
* Aerovironment Inc.	8,950	210
* Saia Inc.	10,405	210
* Columbus McKinnon Corp.	13,843	209
* DXP Enterprises Inc.	4,356	208
* Capstone Turbine Corp.	206,590	207
* CBIZ Inc.	34,285	206
* Engility Holdings Inc.	10,820	200
Quad/Graphics Inc.	11,733	199
Kelly Services Inc. Class A	15,756	199
LB Foster Co. Class A	6,035	195
* Greenbrier Cos. Inc.	11,981	193
* Furmanite Corp.	34,003	193
* Layne Christensen Co.	9,723	191
FreightCar America Inc.	10,711	191
CDI Corp.	11,000	187
* Odyssey Marine Exploration Inc.	59,044	187
Arkansas Best Corp.	23,033	182
* Flow International Corp.	48,130	178
* Powell Industries Inc.	4,576	177
* EnergySolutions Inc.	64,560	176
* Standard Parking Corp.	7,782	175
Primoris Services Corp.	13,354	174
* American Reprographics Co.	40,434	173
National Presto Industries Inc.	2,362	172
* Gibraltar Industries Inc.	13,317	171
Multi-Color Corp.	6,875	159
Marten Transport Ltd.	8,656	152
* Park-Ohio Holdings Corp.	6,929	150
Graham Corp.	8,237	149
* Consolidated Graphics Inc.	5,594	146
* CAI International Inc.	6,958	143
* American Woodmark Corp.	7,124	142
Houston Wire & Cable Co.	13,216	142
Aceto Corp.	14,366	136
Miller Industries Inc.	8,444	136

* RPX Corp.	11,987	134
* Cenveo Inc.	58,650	134
Global Power Equipment Group Inc.	7,182	133
* EnerNOC Inc.	10,170	132
* Swisher Hygiene Inc.	94,801	131
* Vicor Corp.	19,156	128
Heidrick & Struggles International Inc.	9,960	127
* Hawaiian Holdings Inc.	22,370	125
* Michael Baker Corp.	4,938	118
* FuelCell Energy Inc.	132,096	116
* LMI Aerospace Inc.	5,487	112
Twin Disc Inc.	6,195	111
Douglas Dynamics Inc.	7,304	108
* American Railcar Industries Inc.	3,786	107
* Sterling Construction Co. Inc.	10,629	106
Ampco-Pittsburgh Corp.	5,663	104
* Republic Airways Holdings Inc.	22,342	103
* Pacer International Inc.	25,829	103
* Air Transport Services Group Inc.	23,358	103
* Northwest Pipe Co.	4,138	102
Intersections Inc.	9,353	99
* TRC Cos. Inc.	13,085	98
* Wesco Aircraft Holdings Inc.	7,200	98
Insteel Industries Inc.	8,334	98
* Commercial Vehicle Group Inc.	13,259	97
Schawk Inc. Class A	7,377	96
* Ducommun Inc.	6,959	95
* Orion Marine Group Inc.	12,711	94
* Accuride Corp.	20,077	94
* Heritage-Crystal Clean Inc.	4,692	93
* Fuel Tech Inc.	22,233	93
Met-Pro Corp.	10,328	92
* Metalico Inc.	34,810	89
* Pike Electric Corp.	10,717	85
* Willis Lease Finance Corp.	6,897	85
* CRA International Inc.	4,914	85
* Casella Waste Systems Inc. Class A	19,716	84
* Pendrell Corp.	73,546	83
* NN Inc.	9,782	83
* Perma-Fix Environmental Services	79,328	82
Dynamic Materials Corp.	5,484	82
* Hudson Global Inc.	18,270	81
* Asset Acceptance Capital Corp.	10,857	81
* Energy Recovery Inc.	27,356	81
* Kratos Defense & Security Solutions Inc.	13,684	80
* Quality Distribution Inc.	8,481	78
SeaCube Container Leasing Ltd.	4,160	78
* Echo Global Logistics Inc.	4,255	73
* Genco Shipping & Trading Ltd.	19,732	73
* BlueLinx Holdings Inc.	30,118	70
Asta Funding Inc.	7,505	70
* Hill International Inc.	15,822	69
* NCI Building Systems Inc.	6,866	69
Barrett Business Services Inc.	2,491	68
* Roadrunner Transportation Systems Inc.	4,152	67
Courier Corp.	5,480	67
* Dolan Co.	12,430	67

Preformed Line Products Co.	1,227	67
LSI Industries Inc.	9,079	61
International Shipholding Corp.	3,446	58
* XPO Logistics Inc.	4,704	58
* Zipcar Inc.	7,300	57
* PMFG Inc.	6,918	56
* Ameresco Inc. Class A	4,642	55
* PowerSecure International Inc.	9,123	55
* Hurco Cos. Inc.	2,292	52
* Patriot Transportation Holding Inc.	1,824	51
* Key Technology Inc.	5,155	49
* KEYW Holding Corp.	3,868	48
* USA Truck Inc.	11,774	44
* Omega Flex Inc.	4,103	44
Argan Inc.	2,465	43
Baltic Trading Ltd.	13,281	43
* AT Cross Co. Class A	3,822	38
PAM Transportation Services Inc.	3,724	37
* Covenant Transportation Group Inc. Class A	8,013	37
* Ultralife Corp.	11,350	35
* Tecumseh Products Co. Class A	6,781	35
LS Starrett Co. Class A	2,650	34
* Integrated Electrical Services Inc.	7,350	33
VSE Corp.	1,353	33
Hardinge Inc.	3,155	32
* Sparton Corp.	2,504	32
* Active Power Inc.	38,722	31
* Franklin Covey Co.	2,286	27
* Xerium Technologies Inc.	7,688	27
* Eagle Bulk Shipping Inc.	7,127	26
* Orion Energy Systems Inc.	13,048	26
* Magnetek Inc.	2,118	24
* A123 Systems Inc.	94,397	24
* Innovative Solutions & Support Inc.	5,724	23
* Plug Power Inc.	26,236	22
Lawson Products Inc.	2,928	20
US Home Systems Inc.	1,619	20
Coleman Cable Inc.	2,064	20
* Virco Manufacturing Corp.	7,831	19
Sypris Solutions Inc.	2,100	15
* Astronics Corp. Class B	369	13
Ceco Environmental Corp.	1,246	12
* Frozen Food Express Industries	6,120	12
* Broadwind Energy Inc.	5,391	12
* Innotrac Corp.	5,748	11
* Altair Nanotechnologies Inc.	11,679	9
* Satcon Technology Corp.	5,451	6
* Tecumseh Products Co. Class B	1,000	6
Standard Register Co.	6,708	5
* PGT Inc.	1,264	4
* Arotech Corp.	4,507	4
Eastern Co.	156	3
* Lime Energy Co.	3,621	3
* TMS International Corp. Class A	200	2
Acorn Energy Inc.	200	2
		1,088,259

Information Technology (11.6%)
Apple Inc.	606,103	404,428
International Business Machines Corp.	710,291	147,350
Microsoft Corp.	4,900,804	145,946
* Google Inc. Class A	168,518	127,147
Oracle Corp.	2,579,935	81,242
Intel Corp.	3,261,054	73,961
QUALCOMM Inc.	1,111,331	69,447
Cisco Systems Inc.	3,472,415	66,288
Visa Inc. Class A	342,225	45,954
* EMC Corp.	1,361,486	37,128
* eBay Inc.	753,610	36,482
Mastercard Inc. Class A	70,770	31,951
Accenture plc Class A	417,873	29,264
Hewlett-Packard Co.	1,282,553	21,880
Texas Instruments Inc.	742,414	20,454
Automatic Data Processing Inc.	316,982	18,594
* Cognizant Technology Solutions Corp. Class A	197,490	13,808
* Salesforce.com Inc.	85,061	12,988
Corning Inc.	984,690	12,949
* Yahoo! Inc.	751,212	12,001
Broadcom Corp. Class A	323,077	11,172
Intuit Inc.	180,947	10,654
* Adobe Systems Inc.	321,890	10,449
Dell Inc.	964,576	9,511
TE Connectivity Ltd.	277,444	9,436
Applied Materials Inc.	831,608	9,285
* Citrix Systems Inc.	120,794	9,249
Motorola Solutions Inc.	170,472	8,617
* Symantec Corp.	467,621	8,417
* Teradata Corp.	109,419	8,251
* NetApp Inc.	235,506	7,743
Seagate Technology plc	248,295	7,697
Analog Devices Inc.	193,583	7,587
Western Union Co.	397,713	7,246
* Red Hat Inc.	125,097	7,123
Altera Corp.	209,282	7,112
Paychex Inc.	211,746	7,049
* SanDisk Corp.	158,099	6,866
* Fiserv Inc.	88,643	6,562
* Equinix Inc.	31,194	6,428
Xerox Corp.	874,522	6,419
* Facebook Inc. Class A	289,028	6,257
Amphenol Corp. Class A	105,260	6,198
* Juniper Networks Inc.	343,555	5,878
Western Digital Corp.	151,767	5,878
Xilinx Inc.	171,148	5,718
CA Inc.	214,516	5,527
* F5 Networks Inc.	51,437	5,385
* NVIDIA Corp.	401,447	5,355
Avago Technologies Ltd.	150,876	5,260
* VMware Inc. Class A	53,650	5,190
KLA-Tencor Corp.	108,498	5,176
Maxim Integrated Products Inc.	189,583	5,047
* VeriSign Inc.	102,891	5,010
* Autodesk Inc.	149,394	4,985
* LinkedIn Corp. Class A	40,500	4,876

Fidelity National Information Services Inc.	153,300	4,786
Linear Technology Corp.	149,635	4,766
* Rackspace Hosting Inc.	70,346	4,649
* Alliance Data Systems Corp.	32,712	4,643
* Akamai Technologies Inc.	116,545	4,459
* ANSYS Inc.	60,377	4,432
* BMC Software Inc.	103,447	4,292
* Lam Research Corp.	132,648	4,216
Microchip Technology Inc.	126,001	4,125
* Nuance Communications Inc.	159,130	3,961
* Trimble Navigation Ltd.	81,400	3,880
* Micron Technology Inc.	642,146	3,843
Harris Corp.	74,027	3,792
Activision Blizzard Inc.	289,622	3,267
Computer Sciences Corp.	101,152	3,258
* TIBCO Software Inc.	107,396	3,247
* Synopsys Inc.	96,033	3,171
* Skyworks Solutions Inc.	123,579	2,912
* Ariba Inc.	63,921	2,864
Marvell Technology Group Ltd.	312,530	2,860
* Gartner Inc.	60,461	2,787
* Avnet Inc.	94,497	2,749
FactSet Research Systems Inc.	27,879	2,688
* Flextronics International Ltd.	439,819	2,639
* Electronic Arts Inc.	207,430	2,632
IAC/InterActiveCorp	49,704	2,588
* MICROS Systems Inc.	52,465	2,577
* LSI Corp.	372,007	2,571
Total System Services Inc.	104,897	2,486
* Informatica Corp.	70,707	2,461
* Arrow Electronics Inc.	72,966	2,460
* NCR Corp.	103,890	2,422
* Riverbed Technology Inc.	98,618	2,295
* Cadence Design Systems Inc.	178,119	2,292
Jabil Circuit Inc.	121,078	2,267
* Concur Technologies Inc.	30,525	2,251
Global Payments Inc.	51,513	2,155
* AOL Inc.	60,641	2,136
SAIC Inc.	177,247	2,134
Jack Henry & Associates Inc.	54,155	2,052
FLIR Systems Inc.	101,332	2,024
* SolarWinds Inc.	36,243	2,020
* Fortinet Inc.	82,301	1,987
Solera Holdings Inc.	45,240	1,985
* VeriFone Systems Inc.	70,126	1,953
* JDS Uniphase Corp.	154,109	1,909
Broadridge Financial Solutions Inc.	81,657	1,905
* Cree Inc.	72,500	1,851
* ON Semiconductor Corp.	293,847	1,813
MercadoLibre Inc.	21,710	1,792
* NeuStar Inc. Class A	43,870	1,756
Molex Inc.	65,596	1,724
* Teradyne Inc.	121,102	1,722
* Parametric Technology Corp.	78,725	1,716
* Ultimate Software Group Inc.	16,659	1,701
* Wright Express Corp.	24,104	1,681
* Brocade Communications Systems Inc.	278,452	1,647

* Aruba Networks Inc.	72,966	1,641
* CommVault Systems Inc.	27,862	1,635
* Cirrus Logic Inc.	42,171	1,619
National Instruments Corp.	63,360	1,595
* Aspen Technology Inc.	61,560	1,591
Lender Processing Services Inc.	55,430	1,546
* Atmel Corp.	289,033	1,520
* Ingram Micro Inc.	99,414	1,514
* CoreLogic Inc.	56,323	1,494
* Compuware Corp.	143,517	1,422
* CoStar Group Inc.	17,173	1,400
MAXIMUS Inc.	22,184	1,325
* FleetCor Technologies Inc.	29,566	1,325
Diebold Inc.	38,918	1,312
* Advanced Micro Devices Inc.	385,855	1,300
* Zebra Technologies Corp.	33,566	1,260
FEI Co.	23,492	1,257
* IPG Photonics Corp.	21,918	1,256
DST Systems Inc.	22,054	1,247
Convergys Corp.	75,848	1,189
* Tech Data Corp.	25,887	1,173
* Microsemi Corp.	58,207	1,168
* Polycom Inc.	116,508	1,150
* Itron Inc.	26,329	1,136
* QLIK Technologies Inc.	50,124	1,123
* Cavium Inc.	32,858	1,095
* Quest Software Inc.	39,023	1,093
* Fairchild Semiconductor International Inc. Class A	83,180	1,091
* ACI Worldwide Inc.	25,790	1,090
* Semtech Corp.	42,846	1,078
InterDigital Inc.	28,823	1,075
* 3D Systems Corp.	32,539	1,069
* Dolby Laboratories Inc. Class A	32,270	1,057
* Rovi Corp.	72,208	1,048
Anixter International Inc.	18,160	1,043
Lexmark International Inc. Class A	46,335	1,031
* NetSuite Inc.	16,008	1,021
* Hittite Microwave Corp.	18,374	1,019
* Fusion-io Inc.	33,600	1,017
Cypress Semiconductor Corp.	94,253	1,010
* ViaSat Inc.	26,801	1,002
* Silicon Laboratories Inc.	26,867	988
Fair Isaac Corp.	22,235	984
* Cymer Inc.	19,212	981
Plantronics Inc.	27,678	978
* OSI Systems Inc.	12,543	976
* Sourcefire Inc.	19,472	955
* NETGEAR Inc.	24,988	953
* Mentor Graphics Corp.	61,397	950
* Vishay Intertechnology Inc.	96,390	948
* Universal Display Corp.	27,516	946
j2 Global Inc.	28,576	938
* Arris Group Inc.	73,316	938
Cognex Corp.	26,328	910
* Acxiom Corp.	49,666	907
* JDA Software Group Inc.	28,354	901
* Progress Software Corp.	41,520	888

	MKS Instruments Inc.	34,784	887
*	Comverse Technology Inc.	143,773	884
*	Ciena Corp.	64,885	882
*,^ First Solar Inc.		39,717	880
*	CACI International Inc. Class A	16,850	873
	Littelfuse Inc.	15,434	873
*	PMC - Sierra Inc.	154,186	870
*	Finisar Corp.	60,782	869
*	ValueClick Inc.	49,947	859
*	TiVo Inc.	81,443	849
*	Cardtronics Inc.	27,820	828
*	Kenexa Corp.	17,889	820
	Tellabs Inc.	231,300	819
	Heartland Payment Systems Inc.	25,722	815
*	Tyler Technologies Inc.	18,077	796
*	Sapient Corp.	73,873	787
*	Veeco Instruments Inc.	25,989	780
*	DealerTrack Holdings Inc.	27,684	771
*	MicroStrategy Inc. Class A	5,717	766
*	International Rectifier Corp.	45,726	763
*	Liquidity Services Inc.	15,187	763
*	Manhattan Associates Inc.	13,159	754
	Intersil Corp. Class A	85,131	745
*	QLogic Corp.	64,965	742
*	SS&C Technologies Holdings Inc.	29,211	736
*	Entegris Inc.	90,139	733
	Blackbaud Inc.	29,970	717
*	RF Micro Devices Inc.	179,948	711
*	EchoStar Corp. Class A	24,786	710
*	Coherent Inc.	15,462	709
*	VistaPrint NV	20,702	707
*	Bottomline Technologies Inc.	28,359	700
*	Plexus Corp.	22,723	688
	ADTRAN Inc.	39,806	688
	Syntel Inc.	10,992	686
*,^ VirnetX Holding Corp.		26,757	680
*	Acme Packet Inc.	38,186	653
	Ebix Inc.	27,582	651
*	TriQuint Semiconductor Inc.	124,449	628
*	Integrated Device Technology Inc.	101,391	596
*	Stratasys Inc.	10,942	595
*	Monster Worldwide Inc.	80,886	593
*	LivePerson Inc.	32,556	590
	Power Integrations Inc.	18,697	569
*	Ancestry.com Inc.	18,903	569
*	BroadSoft Inc.	13,745	564
*	ScanSource Inc.	17,438	558
*	Blucora Inc.	31,244	556
*	Electronics for Imaging Inc.	33,499	556
*	Euronet Worldwide Inc.	29,540	555
*	Ixia	34,512	555
*	Benchmark Electronics Inc.	35,965	549
	Molex Inc. Class A	24,900	541
*	Advent Software Inc.	21,771	535
*	CSG Systems International Inc.	23,556	530
*	OmniVision Technologies Inc.	37,841	528
*	Insight Enterprises Inc.	30,101	526

* Unisys Corp.	25,238	525
* SYNNEX Corp.	16,028	522
Cabot Microelectronics Corp.	14,507	510
* Synaptics Inc.	20,736	498
* Take-Two Interactive Software Inc.	46,913	489
* Netscout Systems Inc.	19,090	487
NIC Inc.	32,827	486
* Sanmina-SCI Corp.	57,137	485
MTS Systems Corp.	8,988	481
* Spansion Inc. Class A	40,163	479
* ExlService Holdings Inc.	16,207	478
* Synchronoss Technologies Inc.	20,787	476
* WebMD Health Corp.	33,545	471
EarthLink Inc.	65,092	463
* OpenTable Inc.	11,097	462
* Rogers Corp.	10,800	457
* RealPage Inc.	20,027	453
* Ultratech Inc.	14,096	442
United Online Inc.	79,401	438
* Monolithic Power Systems Inc.	21,753	430
* GT Advanced Technologies Inc.	78,674	429
* Digital River Inc.	25,673	428
Comtech Telecommunications Corp.	15,459	427
Tessera Technologies Inc.	31,203	427
* Websense Inc.	27,156	425
* FARO Technologies Inc.	10,277	425
* ATMI Inc.	22,346	415
OPNET	12,081	412
* Cornerstone OnDemand Inc.	13,418	411
Brooks Automation Inc.	50,844	408
* Power-One Inc.	71,368	400
Loral Space & Communications Inc.	5,599	398
* Kulicke & Soffa Industries Inc.	37,673	392
* MEMC Electronic Materials Inc.	142,472	392
* iGATE Corp.	21,476	390
* Diodes Inc.	22,810	388
* Emulex Corp.	52,039	375
* Accelrys Inc.	43,292	375
* TTM Technologies Inc.	38,752	365
* Web.com Group Inc.	20,287	364
* Amkor Technology Inc.	82,198	362
* Rofin-Sinar Technologies Inc.	18,325	362
* Constant Contact Inc.	20,546	357
* Rambus Inc.	64,001	355
* Brightpoint Inc.	38,588	347
* Verint Systems Inc.	12,460	342
Mantech International Corp. Class A	14,170	340
* Bankrate Inc.	21,100	329
* TeleTech Holdings Inc.	19,199	327
AVX Corp.	34,043	326
Forrester Research Inc.	11,313	325
Micrel Inc.	30,381	317
Badger Meter Inc.	8,607	313
* Silicon Image Inc.	67,700	311
* PDF Solutions Inc.	22,642	309
Black Box Corp.	12,100	309
* Exar Corp.	38,506	308

* Lattice Semiconductor Corp.	79,827	306
* Rudolph Technologies Inc.	29,025	305
* Tangoe Inc.	23,100	303
* Global Cash Access Holdings Inc.	37,664	303
* Infinera Corp.	54,239	297
* Jive Software Inc.	18,655	293
* PROS Holdings Inc.	15,264	291
* Cray Inc.	22,837	290
* Volterra Semiconductor Corp.	13,250	290
* Dice Holdings Inc.	32,822	276
Monotype Imaging Holdings Inc.	17,718	276
* Zynga Inc. Class A	97,000	275
* TNS Inc.	18,358	274
* Checkpoint Systems Inc.	33,135	274
* comScore Inc.	17,878	273
* Harmonic Inc.	59,501	270
* Sonus Networks Inc.	142,097	267
* DTS Inc.	11,395	265
Electro Rent Corp.	14,869	263
* Kopin Corp.	69,879	263
* Perficient Inc.	21,666	262
* Move Inc.	30,269	261
Pegasystems Inc.	8,936	260
* Higher One Holdings Inc.	19,234	259
* Applied Micro Circuits Corp.	51,107	259
EPIQ Systems Inc.	19,184	257
Electro Scientific Industries Inc.	21,052	257
CTS Corp.	25,355	255
* Entropic Communications Inc.	43,317	252
* Advanced Energy Industries Inc.	20,269	250
* Ellie Mae Inc.	9,000	245
Park Electrochemical Corp.	9,837	244
* Freescale Semiconductor Ltd.	25,123	239
* Maxwell Technologies Inc.	29,213	237
* XO Group Inc.	28,374	237
* RealD Inc.	26,388	236
* Extreme Networks	70,435	235
* Sycamore Networks Inc.	15,224	234
* InvenSense Inc.	19,600	234
* LogMeIn Inc.	10,421	234
* VASCO Data Security International Inc.	24,743	232
* IXYS Corp.	23,350	232
* FormFactor Inc.	41,106	230
* Oplink Communications Inc.	13,810	228
* Avid Technology Inc.	23,677	224
* Quantum Corp.	138,972	224
* Inphi Corp.	20,659	220
* Interactive Intelligence Group Inc.	7,301	219
* Angie's List Inc.	20,500	217
* SPS Commerce Inc.	5,637	217
Booz Allen Hamilton Holding Corp.	15,588	216
* LTX-Credence Corp.	37,526	216
* Vocus Inc.	10,704	215
* Super Micro Computer Inc.	17,653	212
* Internap Network Services Corp.	30,080	212
* Newport Corp.	19,063	211
* Glu Mobile Inc.	45,528	211

* Measurement Specialties Inc.	6,362	210
* ServiceSource International Inc.	20,400	209
* Silicon Graphics International Corp.	22,965	209
* Nanometrics Inc.	14,833	205
* Procera Networks Inc.	8,698	204
Daktronics Inc.	21,381	203
* Net 1 UEPS Technologies Inc.	22,427	203
* Intermec Inc.	32,472	202
* CalAmp Corp.	24,411	200
* Kemet Corp.	45,233	199
* Active Network Inc.	15,727	197
Methode Electronics Inc.	20,236	196
* MIPS Technologies Inc. Class A	25,995	192
* Unwired Planet Inc.	97,583	187
* Ceva Inc.	12,676	182
* Multi-Fineline Electronix Inc.	8,031	181
* Zygo Corp.	9,810	179
* Integrated Silicon Solution Inc.	18,910	175
* Anaren Inc.	8,757	175
* RealNetworks Inc.	20,895	174
* Zix Corp.	60,346	173
* Symmetricom Inc.	24,781	173
* Stamps.com Inc.	7,410	171
* SunPower Corp. Class A	36,921	167
* QuinStreet Inc.	19,831	166
* Saba Software Inc.	16,613	166
* Demand Media Inc.	15,064	164
* SciQuest Inc.	8,935	163
* Mercury Computer Systems Inc.	15,276	162
* STEC Inc.	23,808	161
* Lionbridge Technologies Inc.	43,678	154
* Ipass Inc.	69,838	154
* Fabrinet	13,201	153
Cass Information Systems Inc.	3,636	153
* Actuate Corp.	21,595	152
* Computer Task Group Inc.	9,180	149
* CIBER Inc.	42,118	146
PC Connection Inc.	12,191	140
* IntraLinks Holdings Inc.	21,215	139
Keynote Systems Inc.	9,464	137
* Globecomm Systems Inc.	12,058	134
* Oclaro Inc.	48,992	132
* FalconStor Software Inc.	56,198	132
Cohu Inc.	13,973	131
* Photronics Inc.	24,374	131
* KVH Industries Inc.	9,261	125
* Digi International Inc.	11,876	121
* Envestnet Inc.	10,295	120
QAD Inc. Class A	8,768	119
* Limelight Networks Inc.	50,752	119
* Imation Corp.	21,124	118
* Rubicon Technology Inc.	12,306	118
* PLX Technology Inc.	20,417	118
* support.com Inc.	27,817	118
* Virtusa Corp.	6,620	118
* ModusLink Global Solutions Inc.	31,617	117
* Seachange International Inc.	14,522	114

*	NVE Corp.	1,868	111
	Telular Corp.	11,113	110
*,^ OCZ Technology Group Inc.		31,495	109
	PC-Tel Inc.	15,337	108
*	Westell Technologies Inc. Class A	50,182	107
*	Deltek Inc.	7,954	104
*	Calix Inc.	16,174	104
*	Vishay Precision Group Inc.	7,362	103
*	Pericom Semiconductor Corp.	11,541	100
*	Agilysys Inc.	11,474	99
*	AuthenTec Inc.	12,275	98
*	Sigma Designs Inc.	14,565	96
*	Aviat Networks Inc.	38,549	92
*	MoneyGram International Inc.	6,136	92
*	Hackett Group Inc.	21,481	90
*	Echelon Corp.	23,254	89
*	Immersion Corp.	16,249	89
*	Axcelis Technologies Inc.	84,122	88
*,^ KIT Digital Inc.		29,190	88
*	Emcore Corp.	15,100	85
*	Ultra Clean Holdings	14,896	85
*	Magnachip Semiconductor Corp.	7,200	85
	American Software Inc. Class A	10,339	84
*	Wave Systems Corp. Class A	89,286	84
*	GSI Group Inc.	9,303	83
*	FSI International Inc.	13,302	82
*	STR Holdings Inc.	25,426	79
*	Ramtron International Corp.	25,125	77
	Rimage Corp.	11,453	77
*	DSP Group Inc.	12,416	74
*	Supertex Inc.	3,989	71
	Bel Fuse Inc. Class A	4,000	70
*	ShoreTel Inc.	16,884	69
*	MoSys Inc.	16,896	68
*	Radisys Corp.	18,793	68
*	Online Resources Corp.	22,640	66
*	Intevac Inc.	10,787	66
	Aware Inc.	10,422	66
	Marchex Inc. Class B	16,895	65
*	Rosetta Stone Inc.	4,886	62
*	QuickLogic Corp.	21,808	61
*	Mindspeed Technologies Inc.	17,301	60
*	TeleCommunication Systems Inc. Class A	26,867	58
*	PC Mall Inc.	9,786	58
*	Dot Hill Systems Corp.	53,184	57
*	GSI Technology Inc.	11,375	56
*	Datalink Corp.	6,748	56
*	ePlus Inc.	1,420	56
*	Aeroflex Holding Corp.	8,237	55
*	Guidance Software Inc.	4,847	55
*	Travelzoo Inc.	2,240	53
*	Dynamics Research Corp.	7,548	52
*	ANADIGICS Inc.	36,691	51
	Digimarc Corp.	2,214	49
*	Callidus Software Inc.	9,770	48
*	Novatel Wireless Inc.	24,087	48
*	Transact Technologies Inc.	6,404	46

	Richardson Electronics Ltd.	3,681	44
*	Official Payments Holdings Inc. Class B	8,667	43
*	Responsys Inc.	4,100	42
	Bel Fuse Inc. Class B	2,233	42
*	TeleNav Inc.	6,980	42
*	Newtek Business Services Inc.	22,635	41
*	PRGX Global Inc.	4,784	41
*	Mattson Technology Inc.	41,622	40
*	Reis Inc.	3,475	40
*	AXT Inc.	11,736	40
*	ID Systems Inc.	6,824	39
*	Carbonite Inc.	5,300	37
*	Imperva Inc.	1,000	37
	Pulse Electronics Corp.	44,703	37
*	Research Frontiers Inc.	7,828	35
*	LRAD Corp.	25,183	35
*	Pervasive Software Inc.	3,948	34
*	Edgewater Technology Inc.	8,642	34
*	Smith Micro Software Inc.	19,707	32
	TheStreet Inc.	19,297	30
*	StarTek Inc.	9,400	28
*	Viasystems Group Inc.	1,616	28
*	Hutchinson Technology Inc.	15,740	27
*	Identive Group Inc.	31,300	27
*	Autobytel Inc.	6,554	25
*	LoJack Corp.	11,044	25
*,^ THQ Inc.		6,694	25
*	Numerex Corp. Class A	2,145	24
	Evolving Systems Inc.	3,847	24
*	GSE Systems Inc.	11,559	24
	Tessco Technologies Inc.	1,100	23
	Crexendo Inc.	7,385	22
*	NCI Inc. Class A	3,078	21
*	Market Leader Inc.	3,100	21
*	Innodata Inc.	4,766	19
*	Parkervision Inc.	8,145	19
	Concurrent Computer Corp.	4,233	19
*	Microvision Inc.	7,912	18
*	MaxLinear Inc.	2,694	18
*	Transwitch Corp.	15,699	17
*	Frequency Electronics Inc.	1,877	16
*	Motricity Inc.	29,175	14
*	Ikanos Communications Inc.	10,260	14
*	Zhone Technologies Inc.	21,824	14
*	TechTarget Inc.	2,321	14
*	Pixelworks Inc.	4,533	13
*	Alpha & Omega Semiconductor Ltd.	1,523	13
	QAD Inc. Class B	922	12
*	Planar Systems Inc.	9,036	12
*	Ditech Networks Inc.	8,294	12
*	Looksmart Ltd.	12,032	10
*	Information Services Group Inc.	8,116	10
*	Powerwave Technologies Inc.	16,275	10
*	Bsquare Corp.	2,800	9
*	Amtech Systems Inc.	2,616	9
*	PAR Technology Corp.	1,513	8
*	Cinedigm Digital Cinema Corp. Class A	6,083	8

MOCON Inc.	551	8
* Lantronix Inc.	4,400	8
* Meru Networks Inc.	2,198	8
* Wireless Telecom Group Inc.	5,909	7
* iGO Inc.	18,184	7
* Management Network Group Inc.	3,023	7
* NAPCO Security Technologies Inc.	1,948	7
* Mitel Networks Corp.	2,411	7
* Superconductor Technologies Inc.	13,815	6
* Presstek Inc.	11,967	6
* Selectica Inc.	1,020	5
* CyberOptics Corp.	593	4
* Performance Technologies Inc.	2,900	4
* Qualstar Corp.	2,400	4
* Document Security Systems Inc.	773	3
* BTU International Inc.	1,419	3
* Intellicheck Mobilisa Inc.	1,597	3
* Rainmaker Systems Inc.	2,180	3
* Spark Networks Inc.	400	2
* WebMediaBrands Inc.	859	2
* Mattersight Corp.	91	1
		1,979,989
Materials (2.3%)
Monsanto Co.	345,833	31,478
EI du Pont de Nemours & Co.	607,679	30,548
Freeport-McMoRan Copper & Gold Inc.	615,593	24,365
Dow Chemical Co.	775,396	22,455
Praxair Inc.	193,603	20,111
Newmont Mining Corp.	321,546	18,010
Ecolab Inc.	189,574	12,286
PPG Industries Inc.	99,006	11,370
Air Products & Chemicals Inc.	137,138	11,341
Mosaic Co.	192,484	11,089
LyondellBasell Industries NV Class A	205,009	10,591
International Paper Co.	269,387	9,784
CF Industries Holdings Inc.	42,587	9,464
Sherwin-Williams Co.	57,068	8,498
Nucor Corp.	205,699	7,870
Alcoa Inc.	692,728	6,131
Sigma-Aldrich Corp.	78,395	5,642
Eastman Chemical Co.	98,380	5,609
FMC Corp.	89,138	4,936
Ball Corp.	96,767	4,094
Vulcan Materials Co.	83,947	3,971
Celanese Corp. Class A	101,752	3,857
Royal Gold Inc.	38,382	3,833
Ashland Inc.	51,073	3,657
Cliffs Natural Resources Inc.	92,441	3,617
* Crown Holdings Inc.	97,034	3,566
Airgas Inc.	42,576	3,504
MeadWestvaco Corp.	111,476	3,411
Rock-Tenn Co. Class A	46,034	3,323
Valspar Corp.	57,569	3,230
International Flavors & Fragrances Inc.	52,788	3,145
Albemarle Corp.	58,113	3,061
* WR Grace & Co.	46,320	2,737
Reliance Steel & Aluminum Co.	48,723	2,551

Martin Marietta Materials Inc.	29,799	2,469
RPM International Inc.	85,277	2,434
Packaging Corp. of America	63,527	2,306
Aptargroup Inc.	43,642	2,257
* Allied Nevada Gold Corp.	55,960	2,186
Allegheny Technologies Inc.	66,488	2,121
Bemis Co. Inc.	67,337	2,119
Rockwood Holdings Inc.	45,463	2,119
Sonoco Products Co.	65,791	2,039
Huntsman Corp.	131,644	1,965
* Owens-Illinois Inc.	102,440	1,922
Domtar Corp.	24,061	1,884
Sealed Air Corp.	120,479	1,863
Cytec Industries Inc.	28,269	1,852
United States Steel Corp.	93,909	1,791
NewMarket Corp.	7,023	1,731
* Coeur d'Alene Mines Corp.	58,923	1,699
Compass Minerals International Inc.	21,715	1,620
Cabot Corp.	41,724	1,526
Steel Dynamics Inc.	135,760	1,525
Carpenter Technology Corp.	28,851	1,509
Silgan Holdings Inc.	34,403	1,497
Eagle Materials Inc.	29,815	1,379
Walter Energy Inc.	40,989	1,330
Hecla Mining Co.	188,815	1,237
Scotts Miracle-Gro Co. Class A	28,044	1,219
Sensient Technologies Corp.	32,959	1,212
Olin Corp.	52,671	1,144
* Louisiana-Pacific Corp.	88,959	1,112
* Chemtura Corp.	64,326	1,108
HB Fuller Co.	32,520	998
Westlake Chemical Corp.	13,207	965
PolyOne Corp.	55,328	917
Commercial Metals Co.	68,094	899
* Stillwater Mining Co.	75,211	887
Buckeye Technologies Inc.	26,434	847
* Resolute Forest Products	64,826	843
Minerals Technologies Inc.	11,815	838
Georgia Gulf Corp.	22,514	815
* Intrepid Potash Inc.	37,531	806
* SunCoke Energy Inc.	46,247	745
Titanium Metals Corp.	57,590	739
Greif Inc. Class A	16,704	738
Worthington Industries Inc.	33,852	733
* McEwen Mining Inc.	156,782	720
Balchem Corp.	19,157	704
Innophos Holdings Inc.	14,429	700
Schweitzer-Mauduit International Inc.	21,184	699
Globe Specialty Metals Inc.	39,325	598
Boise Inc.	65,617	575
* KapStone Paper and Packaging Corp.	25,621	574
PH Glatfelter Co.	31,524	561
* Clearwater Paper Corp.	13,582	561
Kaiser Aluminum Corp.	9,536	557
* Kraton Performance Polymers Inc.	20,721	541
* Calgon Carbon Corp.	37,780	541
AMCOL International Corp.	15,057	510

* Molycorp Inc.	44,193	508
* Texas Industries Inc.	12,472	507
A Schulman Inc.	20,666	492
* Innospec Inc.	14,207	482
Koppers Holdings Inc.	13,005	454
Stepan Co.	4,673	449
* LSB Industries Inc.	9,798	430
American Vanguard Corp.	12,311	428
Schnitzer Steel Industries Inc.	15,012	423
* Flotek Industries Inc.	33,314	422
* Graphic Packaging Holding Co.	71,682	416
* RTI International Metals Inc.	17,009	407
* OM Group Inc.	21,710	402
Deltic Timber Corp.	5,907	385
Neenah Paper Inc.	13,441	385
Gold Resource Corp.	17,793	382
Haynes International Inc.	7,134	372
* Horsehead Holding Corp.	35,137	328
AK Steel Holding Corp.	65,854	316
Quaker Chemical Corp.	6,339	296
* OMNOVA Solutions Inc.	37,253	282
Materion Corp.	11,837	282
* Century Aluminum Co.	37,454	268
Hawkins Inc.	6,172	256
Wausau Paper Corp.	27,396	254
* TPC Group Inc.	6,153	251
* Headwaters Inc.	37,623	248
Zep Inc.	15,483	234
Tredegar Corp.	13,065	232
* Landec Corp.	19,722	226
Myers Industries Inc.	14,077	220
* Paramount Gold and Silver Corp.	76,845	204
* General Moly Inc.	62,666	199
Kronos Worldwide Inc.	11,643	174
* Ferro Corp.	50,372	173
* AM Castle & Co.	13,579	170
* Zoltek Cos. Inc.	20,755	160
* Mercer International Inc.	18,278	136
* AEP Industries Inc.	2,200	133
* Arabian American Development Co.	13,515	132
Olympic Steel Inc.	7,619	129
* Spartech Corp.	23,481	126
* Golden Minerals Co.	22,447	117
Noranda Aluminum Holding Corp.	17,348	116
* Penford Corp.	12,688	95
* Universal Stainless & Alloy	2,437	90
Chase Corp.	3,079	57
* Metals USA Holdings Corp.	3,556	47
* ADA-ES Inc.	1,660	39
* Senomyx Inc.	19,437	37
* Handy & Harman Ltd.	2,000	30
KMG Chemicals Inc.	1,299	24
* Verso Paper Corp.	13,766	22
* United States Lime & Minerals Inc.	399	19
* Midway Gold Corp.	8,472	14
* Solitario Exploration & Royalty Corp.	5,095	9

*	American Pacific Corp.	418	5
			398,415
Telecommunication Services (1.7%)
	AT&T Inc.	3,800,377	143,274
	Verizon Communications Inc.	1,841,548	83,919
	CenturyLink Inc.	403,087	16,285
*	Crown Castle International Corp.	190,108	12,186
*	Sprint Nextel Corp.	1,945,902	10,741
*	SBA Communications Corp. Class A	78,872	4,961
	Windstream Corp.	381,703	3,859
^	Frontier Communications Corp.	647,841	3,174
*	tw telecom inc Class A	98,219	2,561
*	MetroPCS Communications Inc.	200,264	2,345
*	Level 3 Communications Inc.	99,018	2,274
	Telephone & Data Systems Inc.	62,419	1,599
*	NII Holdings Inc.	112,852	886
*	Cincinnati Bell Inc.	140,907	803
	Cogent Communications Group Inc.	24,339	560
*	United States Cellular Corp.	9,323	365
	Atlantic Tele-Network Inc.	8,377	360
	Consolidated Communications Holdings Inc.	20,074	345
*	8x8 Inc.	51,972	341
*	Premiere Global Services Inc.	35,697	334
*	Clearwire Corp. Class A	234,091	316
*	Leap Wireless International Inc.	39,632	270
	Shenandoah Telecommunications Co.	14,034	247
*	General Communication Inc. Class A	23,728	233
*	Vonage Holdings Corp.	88,277	201
*,^ Towerstream Corp.		46,837	190
	NTELOS Holdings Corp.	10,903	189
*	Neutral Tandem Inc.	17,244	162
*	Iridium Communications Inc.	22,068	162
	HickoryTech Corp.	14,550	154
*	Cbeyond Inc.	13,696	135
	USA Mobility Inc.	11,182	133
*	inContact Inc.	19,974	130
	IDT Corp. Class B	10,156	104
*	ORBCOMM Inc.	25,091	94
	Lumos Networks Corp.	11,015	87
*	Globalstar Inc.	146,155	67
^	Alaska Communications Systems Group Inc.	24,367	55
	Primus Telecommunications Group Inc.	2,400	37
	Warwick Valley Telephone Co.	1,857	24
*	Elephant Talk Communications Inc.	7,267	10
			294,172
Utilities (2.1%)
	Duke Energy Corp.	456,328	29,570
	Southern Co.	563,476	25,971
	Exelon Corp.	552,997	19,676
	Dominion Resources Inc.	370,757	19,628
	NextEra Energy Inc.	256,822	18,062
	American Electric Power Co. Inc.	314,227	13,807
	FirstEnergy Corp.	271,344	11,966
	PG&E Corp.	274,006	11,692
	Consolidated Edison Inc.	189,982	11,378
	PPL Corp.	376,329	10,932

Public Service Enterprise Group Inc.	328,247	10,563
Sempra Energy	148,519	9,578
Edison International	200,754	9,172
Xcel Energy Inc.	315,914	8,754
Entergy Corp.	114,867	7,960
Northeast Utilities	203,394	7,776
DTE Energy Co.	110,298	6,611
ONEOK Inc.	128,214	6,194
Wisconsin Energy Corp.	149,471	5,631
CenterPoint Energy Inc.	263,751	5,618
Ameren Corp.	157,399	5,142
NiSource Inc.	184,661	4,705
* AES Corp.	423,242	4,643
American Water Works Co. Inc.	114,657	4,249
CMS Energy Corp.	170,212	4,008
SCANA Corp.	80,856	3,903
Pinnacle West Capital Corp.	70,987	3,748
OGE Energy Corp.	64,135	3,557
* Calpine Corp.	203,620	3,523
NRG Energy Inc.	148,486	3,176
Alliant Energy Corp.	71,993	3,124
AGL Resources Inc.	76,338	3,123
Pepco Holdings Inc.	148,857	2,813
NV Energy Inc.	153,943	2,773
Integrys Energy Group Inc.	51,069	2,666
MDU Resources Group Inc.	116,958	2,578
ITC Holdings Corp.	33,319	2,518
National Fuel Gas Co.	46,070	2,490
Westar Energy Inc.	81,800	2,426
TECO Energy Inc.	133,856	2,375
Questar Corp.	116,336	2,365
UGI Corp.	73,429	2,331
Aqua America Inc.	90,871	2,250
Atmos Energy Corp.	58,849	2,106
Great Plains Energy Inc.	89,411	1,990
Cleco Corp.	40,089	1,683
Hawaiian Electric Industries Inc.	63,273	1,665
Vectren Corp.	54,116	1,548
Piedmont Natural Gas Co. Inc.	46,654	1,515
IDACORP Inc.	32,990	1,427
WGL Holdings Inc.	34,164	1,375
Portland General Electric Co.	49,986	1,352
Southwest Gas Corp.	30,261	1,338
* GenOn Energy Inc.	510,594	1,292
New Jersey Resources Corp.	27,359	1,251
UIL Holdings Corp.	33,339	1,196
UNS Energy Corp.	26,299	1,101
PNM Resources Inc.	51,971	1,093
South Jersey Industries Inc.	20,055	1,061
Avista Corp.	39,083	1,006
Black Hills Corp.	27,725	986
ALLETE Inc.	22,195	926
Northwest Natural Gas Co.	17,673	870
NorthWestern Corp.	23,976	869
El Paso Electric Co.	25,324	867
MGE Energy Inc.	15,521	822
CH Energy Group Inc.	9,880	644

	Laclede Group Inc.			13,132	565
	American States Water Co.			11,809	525
	Empire District Electric Co.			23,839	514
	Otter Tail Corp.			21,206	506
	California Water Service Group			26,632	497
	Ormat Technologies Inc.			11,849	222
	Chesapeake Utilities Corp.			4,634	219
	SJW Corp.			8,583	218
	Middlesex Water Co.			10,426	200
	Connecticut Water Service Inc.			6,114	195
	Unitil Corp.			6,212	169
	Consolidated Water Co. Ltd.			19,717	163
	York Water Co.			6,131	112
*	Cadiz Inc.			9,960	97
	Genie Energy Ltd. Class B			10,188	73
	Artesian Resources Corp. Class A			1,320	31
	Delta Natural Gas Co. Inc.			1,541	30
	RGC Resources Inc.			1,171	21
*	Pure Cycle Corp.			5,212	12
*	Synthesis Energy Systems Inc.			7,409	10
*	American DG Energy Inc.			1,259	3
					359,390
Total Common Stocks (Cost $6,803,024)					10,224,819
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.9%)
U.S. Government Securities (15.7%)
	United States Treasury Note/Bond	0.375%	6/30/13	6,575	6,584
	United States Treasury Note/Bond	3.375%	6/30/13	475	486
	United States Treasury Note/Bond	1.000%	7/15/13	2,100	2,113
	United States Treasury Note/Bond	0.375%	7/31/13	1,815	1,818
	United States Treasury Note/Bond	0.750%	8/15/13	9,125	9,169
	United States Treasury Note/Bond	4.250%	8/15/13	52,625	54,483
	United States Treasury Note/Bond	3.125%	8/31/13	31,325	32,162
	United States Treasury Note/Bond	0.125%	9/30/13	64,625	64,585
	United States Treasury Note/Bond	3.125%	9/30/13	435	448
	United States Treasury Note/Bond	0.500%	10/15/13	20,675	20,740
	United States Treasury Note/Bond	0.250%	10/31/13	175	175
	United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,408
	United States Treasury Note/Bond	4.250%	11/15/13	11,860	12,397
	United States Treasury Note/Bond	0.250%	11/30/13	4,000	4,002
	United States Treasury Note/Bond	1.000%	1/15/14	1,875	1,894
	United States Treasury Note/Bond	0.250%	1/31/14	2,200	2,201
	United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,770
	United States Treasury Note/Bond	1.250%	2/15/14	3,420	3,468
	United States Treasury Note/Bond	4.000%	2/15/14	1,825	1,919
	United States Treasury Note/Bond	0.250%	2/28/14	1,250	1,251
	United States Treasury Note/Bond	1.875%	2/28/14	1,125	1,151
	United States Treasury Note/Bond	1.250%	3/15/14	165	167
	United States Treasury Note/Bond	1.750%	3/31/14	5,875	6,008
	United States Treasury Note/Bond	1.250%	4/15/14	30,525	30,997
	United States Treasury Note/Bond	1.875%	4/30/14	44,975	46,134
	United States Treasury Note/Bond	1.000%	5/15/14	21,230	21,492
	United States Treasury Note/Bond	4.750%	5/15/14	9,850	10,570
	United States Treasury Note/Bond	2.250%	5/31/14	2,650	2,738

United States Treasury Note/Bond	0.750%	6/15/14	8,200	8,272
United States Treasury Note/Bond	2.625%	6/30/14	5,570	5,801
United States Treasury Note/Bond	0.625%	7/15/14	25,925	26,099
United States Treasury Note/Bond	0.125%	7/31/14	225	225
United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,304
United States Treasury Note/Bond	0.500%	8/15/14	12,300	12,360
United States Treasury Note/Bond	4.250%	8/15/14	54,050	58,078
United States Treasury Note/Bond	2.375%	8/31/14	40,350	41,977
United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,801
United States Treasury Note/Bond	2.375%	9/30/14	5,740	5,984
United States Treasury Note/Bond	0.500%	10/15/14	42,960	43,175
United States Treasury Note/Bond	2.375%	10/31/14	5,225	5,454
United States Treasury Note/Bond	0.375%	11/15/14	14,992	15,027
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,795
United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,439
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,371
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,676
United States Treasury Note/Bond	0.250%	1/15/15	16,000	15,995
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,510
United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,765
United States Treasury Note/Bond	4.000%	2/15/15	15,695	17,073
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,431
United States Treasury Note/Bond	2.375%	2/28/15	250	263
United States Treasury Note/Bond	0.375%	3/15/15	10,400	10,423
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,156
United States Treasury Note/Bond	2.500%	4/30/15	24,625	26,026
United States Treasury Note/Bond	0.250%	5/15/15	26,700	26,671
United States Treasury Note/Bond	4.125%	5/15/15	28,275	31,098
United States Treasury Note/Bond	2.125%	5/31/15	8,225	8,622
United States Treasury Note/Bond	0.375%	6/15/15	25,950	26,003
United States Treasury Note/Bond	0.250%	7/15/15	30,170	30,127
United States Treasury Note/Bond	0.250%	8/15/15	31,369	31,320
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,572
United States Treasury Note/Bond	0.250%	9/15/15	54,000	53,907
United States Treasury Note/Bond	1.250%	9/30/15	760	781
United States Treasury Note/Bond	4.500%	11/15/15	22,100	24,949
United States Treasury Note/Bond	9.875%	11/15/15	400	518
United States Treasury Note/Bond	1.375%	11/30/15	150	155
United States Treasury Note/Bond	4.500%	2/15/16	25,025	28,485
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.625%	2/29/16	16,850	18,138
United States Treasury Note/Bond	2.375%	3/31/16	19,675	21,034
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,395
United States Treasury Note/Bond	2.625%	4/30/16	15,000	16,191
United States Treasury Note/Bond	5.125%	5/15/16	15,700	18,357
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,296
United States Treasury Note/Bond	1.500%	6/30/16	20,300	21,115
United States Treasury Note/Bond	1.500%	7/31/16	7,875	8,194
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,368
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,252
United States Treasury Note/Bond	1.000%	9/30/16	73,100	74,676
United States Treasury Note/Bond	3.000%	9/30/16	9,275	10,208
United States Treasury Note/Bond	1.000%	10/31/16	7,580	7,741
United States Treasury Note/Bond	4.625%	11/15/16	425	497
United States Treasury Note/Bond	0.875%	11/30/16	807	820
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,706

United States Treasury Note/Bond	0.875%	12/31/16	165	168
United States Treasury Note/Bond	0.875%	1/31/17	2,950	2,995
United States Treasury Note/Bond	3.125%	1/31/17	15,311	17,017
United States Treasury Note/Bond	4.625%	2/15/17	200	235
United States Treasury Note/Bond	0.875%	2/28/17	10,690	10,855
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,603
United States Treasury Note/Bond	1.000%	3/31/17	10,295	10,503
United States Treasury Note/Bond	3.250%	3/31/17	21,100	23,639
United States Treasury Note/Bond	3.125%	4/30/17	45,900	51,222
United States Treasury Note/Bond	4.500%	5/15/17	200	236
United States Treasury Note/Bond	8.750%	5/15/17	11,970	16,448
United States Treasury Note/Bond	0.625%	5/31/17	9,500	9,527
United States Treasury Note/Bond	2.750%	5/31/17	3,830	4,217
United States Treasury Note/Bond	0.750%	6/30/17	8,160	8,225
United States Treasury Note/Bond	2.500%	6/30/17	39,650	43,206
United States Treasury Note/Bond	0.500%	7/31/17	6,878	6,845
United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,894
United States Treasury Note/Bond	4.750%	8/15/17	10,950	13,133
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,781
United States Treasury Note/Bond	0.625%	8/31/17	12,560	12,572
United States Treasury Note/Bond	1.875%	8/31/17	16,475	17,492
United States Treasury Note/Bond	0.625%	9/30/17	10,950	10,950
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,742
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,471
United States Treasury Note/Bond	3.500%	2/15/18	22,425	25,729
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,978
United States Treasury Note/Bond	3.875%	5/15/18	2,575	3,020
United States Treasury Note/Bond	9.125%	5/15/18	675	987
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,743
United States Treasury Note/Bond	2.375%	6/30/18	23,800	25,935
United States Treasury Note/Bond	2.250%	7/31/18	26,025	28,180
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,913
United States Treasury Note/Bond	1.500%	8/31/18	24,575	25,543
United States Treasury Note/Bond	1.375%	9/30/18	29,600	30,539
United States Treasury Note/Bond	1.750%	10/31/18	39,705	41,858
United States Treasury Note/Bond	3.750%	11/15/18	805	945
United States Treasury Note/Bond	1.375%	11/30/18	13,538	13,957
United States Treasury Note/Bond	1.250%	1/31/19	15,550	15,888
United States Treasury Note/Bond	2.750%	2/15/19	50	56
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,515
United States Treasury Note/Bond	1.375%	2/28/19	5,450	5,608
United States Treasury Note/Bond	1.500%	3/31/19	9,250	9,582
United States Treasury Note/Bond	1.250%	4/30/19	9,425	9,605
United States Treasury Note/Bond	3.125%	5/15/19	11,435	13,041
United States Treasury Note/Bond	1.125%	5/31/19	8,925	9,011
United States Treasury Note/Bond	1.000%	6/30/19	225	225
United States Treasury Note/Bond	0.875%	7/31/19	6,775	6,714
United States Treasury Note/Bond	3.625%	8/15/19	7,697	9,043
United States Treasury Note/Bond	8.125%	8/15/19	4,625	6,834
United States Treasury Note/Bond	3.375%	11/15/19	39,402	45,700
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,748
United States Treasury Note/Bond	8.500%	2/15/20	2,675	4,087
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,682
United States Treasury Note/Bond	2.625%	8/15/20	1,400	1,548
United States Treasury Note/Bond	8.750%	8/15/20	7,725	12,140
United States Treasury Note/Bond	2.625%	11/15/20	58,233	64,320
United States Treasury Note/Bond	3.625%	2/15/21	425	503

United States Treasury Note/Bond	7.875%	2/15/21	19,400	29,612
United States Treasury Note/Bond	3.125%	5/15/21	2,262	2,586
United States Treasury Note/Bond	2.125%	8/15/21	40,040	42,374
United States Treasury Note/Bond	2.000%	11/15/21	22,550	23,551
United States Treasury Note/Bond	8.000%	11/15/21	770	1,207
United States Treasury Note/Bond	2.000%	2/15/22	19,495	20,284
United States Treasury Note/Bond	1.750%	5/15/22	22,258	22,578
United States Treasury Note/Bond	1.625%	8/15/22	16,230	16,217
United States Treasury Note/Bond	7.125%	2/15/23	5,100	7,787
United States Treasury Note/Bond	6.250%	8/15/23	31,555	45,809
United States Treasury Note/Bond	7.500%	11/15/24	675	1,089
United States Treasury Note/Bond	6.875%	8/15/25	600	936
United States Treasury Note/Bond	6.000%	2/15/26	11,565	16,934
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,845
United States Treasury Note/Bond	6.500%	11/15/26	3,610	5,554
United States Treasury Note/Bond	6.125%	11/15/27	150	226
United States Treasury Note/Bond	5.500%	8/15/28	12,445	17,827
United States Treasury Note/Bond	5.250%	11/15/28	75	105
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,984
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,717
United States Treasury Note/Bond	6.250%	5/15/30	3,195	5,010
United States Treasury Note/Bond	5.375%	2/15/31	5,000	7,237
United States Treasury Note/Bond	4.500%	2/15/36	250	334
United States Treasury Note/Bond	4.750%	2/15/37	200	277
United States Treasury Note/Bond	5.000%	5/15/37	23,248	33,336
United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,843
United States Treasury Note/Bond	3.500%	2/15/39	1,802	2,071
United States Treasury Note/Bond	4.250%	5/15/39	9,875	12,811
United States Treasury Note/Bond	4.500%	8/15/39	20,574	27,726
United States Treasury Note/Bond	4.375%	11/15/39	22,036	29,156
United States Treasury Note/Bond	4.625%	2/15/40	18,260	25,093
United States Treasury Note/Bond	4.375%	5/15/40	950	1,258
United States Treasury Note/Bond	3.875%	8/15/40	7,495	9,168
United States Treasury Note/Bond	4.250%	11/15/40	6,140	7,982
United States Treasury Note/Bond	4.750%	2/15/41	21,538	30,221
United States Treasury Note/Bond	3.125%	11/15/41	37,125	39,596
United States Treasury Note/Bond	3.125%	2/15/42	17,850	19,010
United States Treasury Note/Bond	3.000%	5/15/42	8,425	8,748
United States Treasury Note/Bond	2.750%	8/15/42	8,350	8,222
				2,690,559
Agency Bonds and Notes (1.8%)
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,566
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	227
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	131
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	183
2 Federal Farm Credit Banks	1.125%	2/27/14	700	708
2 Federal Farm Credit Banks	2.625%	4/17/14	1,815	1,880
2 Federal Farm Credit Banks	3.000%	9/22/14	300	316
2 Federal Farm Credit Banks	1.625%	11/19/14	700	719
2 Federal Farm Credit Banks	0.500%	6/23/15	500	502
2 Federal Farm Credit Banks	1.500%	11/16/15	350	362
2 Federal Farm Credit Banks	1.050%	3/28/16	250	255
2 Federal Farm Credit Banks	5.125%	8/25/16	925	1,089
2 Federal Farm Credit Banks	4.875%	1/17/17	850	1,004
2 Federal Home Loan Banks	3.625%	10/18/13	5,830	6,037
2 Federal Home Loan Banks	0.375%	11/27/13	17,120	17,146
2 Federal Home Loan Banks	3.125%	12/13/13	3,750	3,879

2 Federal Home Loan Banks	0.875%	12/27/13	8,000	8,060
2 Federal Home Loan Banks	0.375%	1/29/14	1,500	1,503
2 Federal Home Loan Banks	1.375%	5/28/14	1,200	1,222
2 Federal Home Loan Banks	2.500%	6/13/14	200	208
2 Federal Home Loan Banks	5.250%	6/18/14	1,835	1,991
2 Federal Home Loan Banks	5.500%	8/13/14	1,900	2,085
2 Federal Home Loan Banks	4.500%	11/14/14	200	218
2 Federal Home Loan Banks	2.750%	12/12/14	125	132
2 Federal Home Loan Banks	5.625%	6/13/16	300	351
2 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,447
2 Federal Home Loan Banks	4.750%	12/16/16	2,095	2,462
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,074
2 Federal Home Loan Banks	1.000%	6/21/17	1,025	1,039
2 Federal Home Loan Banks	4.875%	9/8/17	405	485
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,848
2 Federal Home Loan Banks	5.375%	8/15/18	225	281
2 Federal Home Loan Banks	4.125%	3/13/20	2,575	3,064
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,290
2 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,446
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,088
2 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,764
3 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	4,810	4,818
3 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	3,630	3,636
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	4,230	4,461
3 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,618
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,294
3 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,735
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,388
3 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,216
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,570	1,591
3 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	550	557
3 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	627
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,540
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,898
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,198
3 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,016
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	5,220	5,802
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,039
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,501
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,180
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,679
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,305	5,604
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,639
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,099
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,595
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	1,500	1,518
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,597
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	1,700	1,719
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,405
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,312
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,850	3,318
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	3,006
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,702
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,750	1,746
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,936
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,300
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,405	3,632

3 Federal National Mortgage Assn.	0.750%	12/18/13	3,970	3,993
3 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,034
3 Federal National Mortgage Assn.	1.250%	2/27/14	2,730	2,768
3 Federal National Mortgage Assn.	2.750%	3/13/14	1,955	2,026
3 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,384
3 Federal National Mortgage Assn.	2.500%	5/15/14	5,205	5,392
3 Federal National Mortgage Assn.	1.125%	6/27/14	625	634
3 Federal National Mortgage Assn.	0.875%	8/28/14	6,650	6,726
3 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,211
3 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,182
3 Federal National Mortgage Assn.	0.625%	10/30/14	3,230	3,253
3 Federal National Mortgage Assn.	2.625%	11/20/14	4,180	4,386
3 Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,112
3 Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,252
3 Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,209
3 Federal National Mortgage Assn.	0.500%	7/2/15	1,700	1,707
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,057
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	424
3 Federal National Mortgage Assn.	0.500%	9/28/15	2,600	2,609
3 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,088
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,483
3 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,132
3 Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,751
3 Federal National Mortgage Assn.	1.250%	9/28/16	6,205	6,374
3 Federal National Mortgage Assn.	1.375%	11/15/16	5,755	5,940
3 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,798
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,346
3 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,810
3 Federal National Mortgage Assn.	0.875%	10/26/17	2,150	2,157
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	973
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,232
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,269
3 Federal National Mortgage Assn.	6.625%	11/15/30	1,320	2,030
3 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,839
2 Financing Corp.	9.800%	4/6/18	500	725
2 Financing Corp.	9.650%	11/2/18	475	702
Israel Government AID Bond	5.500%	12/4/23	375	495
Israel Government AID Bond	5.500%	4/26/24	1,400	1,840
Private Export Funding Corp.	3.050%	10/15/14	150	158
Private Export Funding Corp.	1.375%	2/15/17	175	180
Private Export Funding Corp.	2.250%	12/15/17	200	214
Private Export Funding Corp.	4.375%	3/15/19	350	419
Private Export Funding Corp.	1.450%	8/15/19	125	126
Private Export Funding Corp.	4.300%	12/15/21	175	211
Private Export Funding Corp.	2.800%	5/15/22	200	214
Private Export Funding Corp.	2.450%	7/15/24	250	256
2 Tennessee Valley Authority	4.500%	4/1/18	655	779
2 Tennessee Valley Authority	3.875%	2/15/21	905	1,061
2 Tennessee Valley Authority	1.875%	8/15/22	425	423
2 Tennessee Valley Authority	6.750%	11/1/25	100	148
2 Tennessee Valley Authority	7.125%	5/1/30	2,000	3,111
2 Tennessee Valley Authority	4.650%	6/15/35	500	608
2 Tennessee Valley Authority	5.880%	4/1/36	285	400
2 Tennessee Valley Authority	5.500%	6/15/38	225	304
2 Tennessee Valley Authority	5.250%	9/15/39	425	561
2 Tennessee Valley Authority	5.375%	4/1/56	580	796

2	Tennessee Valley Authority	4.625%	9/15/60	519	642
					301,938
Conventional Mortgage-Backed Securities (10.0%)
3,4,5Fannie Mae Pool		2.500%	10/1/27	15,675	16,478
3,4,5Fannie Mae Pool		3.000%	12/1/26–10/1/42	55,183	58,427
3,4,5Fannie Mae Pool		3.500%	9/1/25–10/1/42	117,237	125,583
3,4,5Fannie Mae Pool		4.000%	7/1/18–10/1/42	144,224	155,537
3,4,5Fannie Mae Pool		4.500%	3/1/18–10/1/42	114,705	124,498
3,4,5Fannie Mae Pool		5.000%	5/1/13–10/1/42	100,939	110,578
3,4,5Fannie Mae Pool		5.500%	11/1/16–10/1/42	85,288	94,035
3,4,5Fannie Mae Pool		6.000%	11/1/13–10/1/42	60,639	67,252
3,4	Fannie Mae Pool	6.500%	12/1/12–10/1/39	21,655	24,431
3,4	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,807	5,459
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	681	763
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	109	117
3,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	84	99
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	26	28
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	5	5
3,4,5Freddie Mac Gold Pool		2.500%	10/1/27	8,750	9,188
3,4,5Freddie Mac Gold Pool		3.000%	12/1/26–10/1/42	28,852	30,446
3,4,5Freddie Mac Gold Pool		3.500%	10/1/20–10/1/42	57,002	60,802
3,4,5Freddie Mac Gold Pool		4.000%	7/1/18–10/1/42	80,447	86,337
3,4,5Freddie Mac Gold Pool		4.500%	9/1/15–10/1/42	76,974	82,992
3,4,5Freddie Mac Gold Pool		5.000%	4/1/17–10/1/42	64,103	69,709
3,4,5Freddie Mac Gold Pool		5.500%	1/1/14–10/1/42	60,949	66,856
3,4,5Freddie Mac Gold Pool		6.000%	11/1/12–10/1/42	39,870	43,963
3,4,5Freddie Mac Gold Pool		6.500%	12/1/12–10/1/42	10,963	12,350
3,4	Freddie Mac Gold Pool	7.000%	10/1/12–12/1/38	2,171	2,467
3,4	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	348	396
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	351	392
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	39	44
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	32	35
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	5
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	5	5
4,5	Ginnie Mae I Pool	3.000%	10/1/42	625	669
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/42	15,790	17,264
4,5	Ginnie Mae I Pool	4.000%	10/15/24–10/1/42	32,270	35,567
4	Ginnie Mae I Pool	4.500%	8/15/18–11/1/42	50,867	56,054
4,5	Ginnie Mae I Pool	5.000%	1/15/18–10/1/42	32,264	35,668
4	Ginnie Mae I Pool	5.500%	3/15/15–6/15/41	17,667	19,740
4	Ginnie Mae I Pool	6.000%	12/15/13–12/15/40	15,398	17,475
4	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	4,472	5,152
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,500	1,705
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	406	455
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	272	301
4	Ginnie Mae I Pool	8.500%	3/15/17–6/15/30	33	35
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	54	58
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	3	4
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4,5	Ginnie Mae II Pool	3.000%	2/20/27–10/1/42	6,033	6,464
4,5	Ginnie Mae II Pool	3.500%	9/20/25–10/1/42	54,836	59,911
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/42	56,396	62,048
4,5	Ginnie Mae II Pool	4.500%	11/20/35–10/1/42	64,906	71,718
4	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	45,923	50,902
4,5	Ginnie Mae II Pool	5.500%	11/20/34–10/1/42	17,366	19,334
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	7,761	8,802
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,888	3,299

4	Ginnie Mae II Pool	7.000%	4/20/38	61	70
					1,721,973
Nonconventional Mortgage-Backed Securities (0.4%)
3,4,6Fannie Mae Pool		1.797%	4/1/37	93	97
3,4	Fannie Mae Pool	2.223%	9/1/42	823	857
3,4,6Fannie Mae Pool		2.400%	2/1/37	294	307
3,4,6Fannie Mae Pool		2.417%	9/1/34	112	119
3,4,6Fannie Mae Pool		2.437%	1/1/35	372	401
3,4,6Fannie Mae Pool		2.537%	12/1/35	336	352
3,4	Fannie Mae Pool	2.539%	12/1/40	399	413
3,4	Fannie Mae Pool	2.560%	10/1/40	532	551
3,4,6Fannie Mae Pool		2.596%	8/1/37	222	235
3,4,6Fannie Mae Pool		2.649%	2/1/36	195	199
3,4,6Fannie Mae Pool		2.685%	11/1/33	106	115
3,4,6Fannie Mae Pool		2.721%	8/1/35	335	358
3,4,6Fannie Mae Pool		2.722%	1/1/37	277	298
3,4	Fannie Mae Pool	2.801%	3/1/42	1,254	1,328
3,4	Fannie Mae Pool	2.820%	1/1/42	698	739
3,4	Fannie Mae Pool	2.827%	3/1/41	512	535
3,4,6Fannie Mae Pool		2.839%	3/1/37	309	329
3,4	Fannie Mae Pool	2.884%	11/1/41	790	838
3,4,6Fannie Mae Pool		2.912%	8/1/35	287	312
3,4	Fannie Mae Pool	2.918%	12/1/40	323	338
3,4,6Fannie Mae Pool		2.973%	3/1/37	302	326
3,4	Fannie Mae Pool	2.990%	5/1/42	614	661
3,4	Fannie Mae Pool	3.012%	3/1/42	963	1,033
3,4	Fannie Mae Pool	3.014%	3/1/41	239	251
3,4	Fannie Mae Pool	3.049%	2/1/41	511	535
3,4	Fannie Mae Pool	3.123%	12/1/40–2/1/41	646	679
3,4	Fannie Mae Pool	3.160%	2/1/41	362	379
3,4	Fannie Mae Pool	3.183%	12/1/40	328	344
3,4	Fannie Mae Pool	3.202%	9/1/40	340	356
3,4	Fannie Mae Pool	3.207%	8/1/40	292	307
3,4	Fannie Mae Pool	3.248%	10/1/40	502	527
3,4	Fannie Mae Pool	3.271%	11/1/40	289	303
3,4	Fannie Mae Pool	3.290%	1/1/40	514	539
3,4	Fannie Mae Pool	3.298%	1/1/41	506	548
3,4,6Fannie Mae Pool		3.364%	12/1/35	575	610
3,4	Fannie Mae Pool	3.365%	1/1/40	839	880
3,4	Fannie Mae Pool	3.369%	5/1/40	224	236
3,4	Fannie Mae Pool	3.447%	12/1/39	1,030	1,081
3,4	Fannie Mae Pool	3.503%	5/1/40	197	208
3,4	Fannie Mae Pool	3.507%	10/1/39	220	232
3,4	Fannie Mae Pool	3.538%	3/1/40	841	885
3,4	Fannie Mae Pool	3.580%	8/1/39	187	197
3,4	Fannie Mae Pool	3.592%	4/1/41	434	460
3,4	Fannie Mae Pool	3.596%	11/1/39	123	129
3,4	Fannie Mae Pool	3.620%	11/1/39	198	208
3,4	Fannie Mae Pool	3.676%	7/1/39	144	152
3,4,6Fannie Mae Pool		3.682%	8/1/37	411	440
3,4	Fannie Mae Pool	3.705%	5/1/40	1,662	1,754
3,4	Fannie Mae Pool	3.771%	2/1/40	1,064	1,118
3,4	Fannie Mae Pool	3.828%	9/1/40	603	662
3,4,6Fannie Mae Pool		4.065%	3/1/37	255	273
3,4	Fannie Mae Pool	4.197%	12/1/39	595	639
3,4,6Fannie Mae Pool		4.270%	9/1/37	199	208
3,4	Fannie Mae Pool	4.481%	11/1/34	300	320

3,4,6Fannie Mae Pool		4.750%	10/1/38	390	419
3,4	Fannie Mae Pool	4.980%	12/1/33	116	124
3,4	Fannie Mae Pool	5.102%	3/1/38	217	237
3,4	Fannie Mae Pool	5.251%	7/1/36	172	186
3,4	Fannie Mae Pool	5.701%	4/1/37	443	483
3,4	Fannie Mae Pool	5.769%	12/1/37	454	491
3,4	Fannie Mae Pool	5.959%	11/1/36	560	607
3,4	Fannie Mae Pool	5.967%	7/1/37	56	60
3,4	Fannie Mae Pool	6.317%	6/1/36	49	53
3,4,6Freddie Mac Non Gold Pool		2.164%	7/1/35	234	248
3,4,6Freddie Mac Non Gold Pool		2.187%	4/1/37	245	252
3,4,6Freddie Mac Non Gold Pool		2.362%	12/1/34	449	486
3,4,6Freddie Mac Non Gold Pool		2.375%	11/1/34–4/1/37	909	969
3,4,6Freddie Mac Non Gold Pool		2.433%	1/1/37	286	304
3,4,6Freddie Mac Non Gold Pool		2.517%	12/1/34	148	159
3,4	Freddie Mac Non Gold Pool	2.576%	2/1/42	494	521
3,4,6Freddie Mac Non Gold Pool		2.631%	1/1/35–12/1/36	151	159
3,4	Freddie Mac Non Gold Pool	2.642%	12/1/40	360	374
3,4	Freddie Mac Non Gold Pool	2.712%	12/1/40	757	788
3,4	Freddie Mac Non Gold Pool	2.729%	11/1/40	193	201
3,4,6Freddie Mac Non Gold Pool		2.780%	3/1/36	345	373
3,4	Freddie Mac Non Gold Pool	2.804%	1/1/41	428	445
3,4,6Freddie Mac Non Gold Pool		2.885%	6/1/37	388	418
3,4,6Freddie Mac Non Gold Pool		2.895%	4/1/37	505	527
3,4,6Freddie Mac Non Gold Pool		2.925%	3/1/37	404	435
3,4	Freddie Mac Non Gold Pool	2.964%	2/1/41	687	720
3,4	Freddie Mac Non Gold Pool	3.020%	8/1/37	291	322
3,4	Freddie Mac Non Gold Pool	3.085%	3/1/41	300	315
3,4	Freddie Mac Non Gold Pool	3.104%	6/1/41	336	352
3,4	Freddie Mac Non Gold Pool	3.136%	11/1/40	318	333
3,4	Freddie Mac Non Gold Pool	3.267%	6/1/40	261	274
3,4	Freddie Mac Non Gold Pool	3.355%	5/1/40	133	140
3,4	Freddie Mac Non Gold Pool	3.381%	4/1/40	337	354
3,4	Freddie Mac Non Gold Pool	3.428%	3/1/42	1,104	1,201
3,4	Freddie Mac Non Gold Pool	3.449%	5/1/40	158	167
3,4	Freddie Mac Non Gold Pool	3.499%	8/1/40	672	732
3,4	Freddie Mac Non Gold Pool	3.538%	11/1/39	717	755
3,4	Freddie Mac Non Gold Pool	3.609%	6/1/40	246	259
3,4	Freddie Mac Non Gold Pool	3.611%	6/1/40	380	401
3,4	Freddie Mac Non Gold Pool	3.616%	1/1/40	342	360
3,4	Freddie Mac Non Gold Pool	3.683%	9/1/40	540	572
3,4	Freddie Mac Non Gold Pool	3.988%	3/1/40	1,120	1,185
3,4	Freddie Mac Non Gold Pool	4.705%	5/1/38	53	57
3,4	Freddie Mac Non Gold Pool	4.903%	12/1/35	588	618
3,4	Freddie Mac Non Gold Pool	5.002%	10/1/36	260	279
3,4	Freddie Mac Non Gold Pool	5.262%	12/1/35	184	190
3,4	Freddie Mac Non Gold Pool	5.489%	1/1/38	132	143
3,4	Freddie Mac Non Gold Pool	5.492%	2/1/36	236	255
3,4	Freddie Mac Non Gold Pool	5.494%	3/1/37	65	70
3,4	Freddie Mac Non Gold Pool	5.687%	10/1/37	106	110
3,4	Freddie Mac Non Gold Pool	5.731%	9/1/36	344	371
3,4	Freddie Mac Non Gold Pool	5.744%	9/1/37	1,489	1,627
3,4	Freddie Mac Non Gold Pool	5.751%	5/1/36	170	181
3,4	Freddie Mac Non Gold Pool	5.845%	5/1/37	665	727
3,4	Freddie Mac Non Gold Pool	5.917%	12/1/36	142	154
3,4	Freddie Mac Non Gold Pool	6.065%	10/1/37	41	45
3,4	Freddie Mac Non Gold Pool	6.453%	2/1/37	108	118

4	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	5,377	5,697
4,5	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	2,720	2,913
4,5	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	1,229	1,307
4	Ginnie Mae II Pool	3.750%	1/20/40	688	727
4,5	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	3,783	3,986
4,5,6Ginnie Mae II Pool		4.500%	10/20/39	73	79
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	106	112
					63,728
Total U.S. Government and Agency Obligations (Cost $4,577,724)					4,778,198
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	425	437
4	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	600	683
4	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	50	56
4	Banc of America Commercial Mortgage Trust
	2006-2	5.917%	5/10/45	945	1,098
4	Banc of America Commercial Mortgage Trust
	2006-2	5.952%	5/10/45	160	154
4	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	1,280	1,479
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	905	1,031
4	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	200	208
4	Banc of America Commercial Mortgage Trust
	2007-1	5.482%	1/15/49	360	380
4	Banc of America Commercial Mortgage Trust
	2008-1	6.395%	2/10/51	1,400	1,697
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	125	129
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.736%	6/10/39	180	191
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	1,410	1,472
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.247%	11/10/42	290	299
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	235	250
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.857%	7/10/43	165	182
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	810	903
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.364%	9/10/47	245	274
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.364%	9/10/47	260	276
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.712%	4/12/38	350	405
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.712%	4/12/38	250	280
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.830%	8/15/38	31	31
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.933%	9/11/38	275	307

4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.619%	3/11/39	255	244
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.619%	3/11/39	585	669
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.680%	8/13/39	669	686
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.740%	3/13/40	576	582
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.854%	6/11/40	562	577
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.906%	6/11/40	350	383
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.405%	12/11/40	375	427
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.200%	1/12/41	210	218
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.750%	6/11/41	200	206
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.582%	9/11/41	160	178
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.568%	10/12/41	425	477
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.825%	11/11/41	190	202
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.868%	11/11/41	100	106
4	Bear Stearns Commercial Mortgage
	Securities Inc.	4.933%	2/13/42	100	110
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.742%	9/11/42	1,945	2,357
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.513%	1/12/45	335	364
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.613%	6/11/50	691	701
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.694%	6/11/50	770	910
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.700%	6/11/50	850	1,021
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.915%	6/11/50	625	701
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,976
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	550	670
4	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	299	301
4	CenterPoint Energy Transition Bond Co. LLC	3.028%	10/15/25	800	833
4	Chase Issuance Trust	5.400%	7/15/15	400	414
[4,7] Cie de Financement Foncier SA		2.125%	4/22/13	375	378
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	275
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	669
4	Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,075	1,158
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	148	150
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	885	956
4	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	500	566
4	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	1,100	1,262
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	200	230
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	169
4	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	1,050	1,237
4	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	275	303

4	Citigroup Commercial Mortgage Trust	6.263%	12/10/49	1,343	1,620
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	225	231
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2005-CD1	5.393%	7/15/44	300	336
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2005-CD1	5.393%	7/15/44	600	679
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2006-CD3	5.648%	10/15/48	425	457
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD4	5.322%	12/11/49	1,010	1,152
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD5	5.886%	11/15/44	1,805	2,135
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.998%	5/15/46	1,000	1,153
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	152
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	684	693
4	Commercial Mortgage Pass Through
	Certificates 2004-LNB2	4.715%	3/10/39	782	812
4	Commercial Mortgage Pass Through
	Certificates 2005-C6	5.116%	6/10/44	1,170	1,311
4	Commercial Mortgage Pass Through
	Certificates 2006-C7	5.940%	6/10/46	1,050	1,195
4	Commercial Mortgage Pass Through
	Certificates 2006-C7	5.965%	6/10/46	200	216
4	Commercial Mortgage Pass Through
	Certificates 2006-C8	5.248%	12/10/46	71	71
4	Commercial Mortgage Pass Through
	Certificates 2006-C9	6.002%	12/10/49	900	1,062
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	695	785
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	400	447
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	240	243
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C3	6.000%	6/15/38	225	251
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C4	5.509%	9/15/39	175	180
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C5	5.311%	12/15/39	460	519
4	Commercial Mortgage Pass-Through
	Certificates Series 2007-C1	5.383%	2/15/40	714	788
4	Commercial Mortgage Pass-Through
	Certificates Series 2007-C3	5.866%	6/15/39	605	679
[4,7] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	519	552
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	6.000%	6/15/38	975	1,113
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	1,468	1,513
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	945	1,032
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	218	232

4 Credit Suisse First Boston Mortgage
Securities Corp.	3.936%	5/15/38	916	926
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.100%	8/15/38	80	90
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.190%	8/15/38	150	157
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.230%	12/15/40	160	166
4 Discover Card Master Trust	5.650%	12/15/15	1,650	1,706
4 Discover Card Master Trust	5.650%	3/16/20	475	577
4 Ford Credit Auto Owner Trust	2.420%	11/15/14	250	252
4 Ford Credit Auto Owner Trust	2.150%	6/15/15	825	836
4 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	407
4 GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	315	353
4 GE Capital Commercial Mortgage Corp.
Series 2006-C1 Trust	5.481%	3/10/44	950	1,065
4 GE Capital Commercial Mortgage Corp.
Series 2006-C1 Trust	5.481%	3/10/44	325	357
4 GE Capital Commercial Mortgage Corp.
Series 2007-C1 Trust	5.543%	12/10/49	850	954
4 GMAC Commercial Mortgage Securities Inc.
Series 2003-C3 Trust	4.646%	4/10/40	4	4
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	75	78
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	1,275	1,371
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	275	298
4 GMAC Commercial Mortgage Securities Inc.
Trust Series 2003-C1	4.079%	5/10/36	95	96
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,257
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	14	14
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	284
4 Greenwich Capital Commercial Funding Corp.	6.065%	7/10/38	285	330
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	78
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,775	1,926
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	225	238
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,535	1,702
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	397	400
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	250	265
4 GS Mortgage Securities Corp. II	5.396%	8/10/38	1,065	1,130
4 GS Mortgage Securities Corp. II	3.707%	8/10/44	145	161
4 GS Mortgage Securities Corp. II	3.482%	1/10/45	750	801
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,637
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	476
4 Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	153
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	122	122
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	127	128
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.535%	8/12/37	100	107
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	991	1,023
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	410	424

4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.774%	6/12/41	1,339	1,432
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	210	229
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.508%	1/12/43	125	126
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	350	398
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.637%	12/12/44	150	155
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.401%	12/15/44	175	197
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.480%	12/15/44	70	75
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	155	142
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	80	90
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	1,020	1,172
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	569	622
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.507%	5/15/45	550	587
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	225	251
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	860	920
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.483%	6/15/45	433	461
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	880	1,008
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.003%	6/15/49	575	652
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	1,515	1,795
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.086%	2/12/51	175	197
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	1,675	1,959
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	400	410
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,372
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	623
4 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	665	729
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,860	2,092
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	138
4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	113	113
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	833
4 LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	75	76
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	950	977
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,815	1,846
4 LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	180	192
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,370	1,570
4 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	750	864
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	250	281
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	757	885

4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	655	742
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	269
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	76
4 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	260	288
4 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	525	635
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	880	1,047
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	1,115	1,154
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	140	154
4 Merrill Lynch Mortgage Trust	5.847%	5/12/39	1,210	1,403
4 Merrill Lynch Mortgage Trust	5.847%	5/12/39	100	113
4 Merrill Lynch Mortgage Trust	4.747%	6/12/43	610	673
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	268
4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,985	2,259
4 Merrill Lynch Mortgage Trust	6.042%	6/12/50	1,795	2,075
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	885
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.091%	6/12/46	900	1,030
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	160	172
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	1,685	1,868
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	416	416
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	355	405
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	275	291
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	185
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	788	814
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	1,190	1,251
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	938	989
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	604	623
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	400	420
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	425	461
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,915
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	187
4 Morgan Stanley Capital I Trust 2005-HQ7	5.383%	11/14/42	900	1,001
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,455	1,604
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	176
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	250	270
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	68
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	180	186
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	740	853
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	410
4 Morgan Stanley Capital I Trust 2006-HQ8	5.598%	3/12/44	575	655
4 Morgan Stanley Capital I Trust 2006-HQ8	5.647%	3/12/44	375	413
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	285
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	233
4 Morgan Stanley Capital I Trust 2006-IQ11	5.891%	10/15/42	855	981
4 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	30	34
4 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	200	207
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	675	775
4 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	144	144
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	597
4 Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	110	128
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	70	76

4	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,566
4	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,430	1,684
4	Morgan Stanley Capital I Trust 2007-IQ16	6.308%	12/12/49	225	248
4	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	275	298
4	Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	1,195	1,441
4	Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	300	337
4	Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	635	794
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	683
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,003	1,011
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	240	241
4	Nissan Auto Receivables Owner Trust	0.660%	12/17/18	295	296
[4,7] Northern Rock Asset Management plc		5.625%	6/22/17	500	558
4	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,311
[4,7] Royal Bank of Canada		3.125%	4/14/15	425	452
4	Royal Bank of Canada	1.200%	9/19/17	850	856
4	TIAA Seasoned Commercial Mortgage Trust	5.585%	8/15/39	160	171
4	Toyota Auto Receivables Owner Trust 2012-A	0.990%	8/15/17	633	642
4	Volkswagen Auto Loan Enhanced Trust 2012-
	1	1.150%	7/20/18	724	738
4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	129	133
4	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	569
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	426	443
4	Wachovia Bank Commercial Mortgage Trust	5.489%	7/15/41	850	897
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,232
4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	439
4	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	125	129
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	735	820
4	Wachovia Bank Commercial Mortgage Trust	5.923%	5/15/43	800	923
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,159
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	72
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	162
4	Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	60	62
4	Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	924	1,029
4	Wachovia Bank Commercial Mortgage Trust	5.469%	12/15/44	1,550	1,757
4	Wachovia Bank Commercial Mortgage Trust	5.519%	12/15/44	50	55
4	Wachovia Bank Commercial Mortgage Trust	6.169%	6/15/45	121	138
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	455	488
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,558
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	407
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	950	1,090
4	WFRBS Commercial Mortgage Trust 2011-C6	3.440%	4/15/45	450	486
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	325
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	272
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	183
4	WFRBS Commercial Mortgage Trust 2012-
	LC5	2.918%	10/15/45	225	231
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $149,646)					167,865
Corporate Bonds (8.6%)
Finance (2.8%)
	Banking (1.8%)
	Abbey National Treasury Services plc	2.875%	4/25/14	725	734
	Abbey National Treasury Services plc	4.000%	4/27/16	665	692
	American Express Bank FSB	6.000%	9/13/17	225	273
	American Express Centurion Bank	5.950%	6/12/17	75	90
	American Express Centurion Bank	6.000%	9/13/17	1,750	2,124
	American Express Co.	5.500%	9/12/16	350	406

American Express Co.	6.150%	8/28/17	535	649
American Express Co.	7.000%	3/19/18	1,300	1,646
American Express Co.	8.125%	5/20/19	1,280	1,729
American Express Co.	8.150%	3/19/38	90	144
4 American Express Co.	6.800%	9/1/66	450	483
American Express Credit Corp.	5.125%	8/25/14	685	742
American Express Credit Corp.	2.750%	9/15/15	985	1,038
American Express Credit Corp.	2.800%	9/19/16	425	452
American Express Credit Corp.	2.375%	3/24/17	825	869
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	251
Banco Santander Chile	2.875%	11/13/12	200	200
Bancolombia SA	4.250%	1/12/16	1,125	1,173
Bank of America Corp.	7.375%	5/15/14	1,025	1,121
Bank of America Corp.	5.125%	11/15/14	1,340	1,441
Bank of America Corp.	4.500%	4/1/15	1,580	1,689
Bank of America Corp.	3.700%	9/1/15	330	348
Bank of America Corp.	5.250%	12/1/15	275	296
Bank of America Corp.	3.625%	3/17/16	275	290
Bank of America Corp.	3.750%	7/12/16	1,030	1,091
Bank of America Corp.	6.500%	8/1/16	1,370	1,590
Bank of America Corp.	5.750%	8/15/16	275	301
Bank of America Corp.	7.800%	9/15/16	300	350
Bank of America Corp.	5.625%	10/14/16	75	85
Bank of America Corp.	5.420%	3/15/17	775	834
Bank of America Corp.	3.875%	3/22/17	1,750	1,884
Bank of America Corp.	6.000%	9/1/17	250	289
Bank of America Corp.	5.750%	12/1/17	895	1,026
Bank of America Corp.	5.650%	5/1/18	4,150	4,742
Bank of America Corp.	7.625%	6/1/19	605	757
Bank of America Corp.	5.625%	7/1/20	1,060	1,209
Bank of America Corp.	5.875%	1/5/21	145	167
Bank of America Corp.	5.000%	5/13/21	205	226
Bank of America Corp.	5.700%	1/24/22	500	587
Bank of America Corp.	5.875%	2/7/42	1,150	1,346
Bank of America NA	5.300%	3/15/17	325	361
Bank of America NA	6.100%	6/15/17	350	398
Bank of America NA	6.000%	10/15/36	350	410
Bank of Montreal	2.500%	1/11/17	775	820
Bank of New York Mellon Corp.	4.300%	5/15/14	455	483
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,265
Bank of New York Mellon Corp.	2.500%	1/15/16	450	472
Bank of New York Mellon Corp.	2.300%	7/28/16	486	509
Bank of New York Mellon Corp.	2.400%	1/17/17	300	315
Bank of New York Mellon Corp.	1.969%	6/20/17	200	207
Bank of New York Mellon Corp.	5.450%	5/15/19	350	414
Bank of New York Mellon Corp.	4.600%	1/15/20	400	458
Bank of New York Mellon Corp.	3.550%	9/23/21	625	676
Bank of Nova Scotia	2.375%	12/17/13	1,175	1,202
Bank of Nova Scotia	1.850%	1/12/15	715	737
Bank of Nova Scotia	3.400%	1/22/15	185	196
Bank of Nova Scotia	2.050%	10/7/15	125	129
Bank of Nova Scotia	2.900%	3/29/16	105	112
Bank of Nova Scotia	2.550%	1/12/17	500	529
Bank of Nova Scotia	4.375%	1/13/21	105	122
Bank One Corp.	4.900%	4/30/15	475	516
Barclays Bank plc	5.200%	7/10/14	1,480	1,580
Barclays Bank plc	2.750%	2/23/15	125	129

Barclays Bank plc	3.900%	4/7/15	105	111
Barclays Bank plc	5.000%	9/22/16	385	431
Barclays Bank plc	6.750%	5/22/19	1,385	1,683
Barclays Bank plc	5.125%	1/8/20	1,260	1,417
Barclays Bank plc	5.140%	10/14/20	105	108
BB&T Corp.	2.050%	4/28/14	920	940
BB&T Corp.	5.700%	4/30/14	360	388
BB&T Corp.	5.200%	12/23/15	205	229
BB&T Corp.	3.200%	3/15/16	185	198
BB&T Corp.	3.950%	4/29/16	1,250	1,374
BB&T Corp.	2.150%	3/22/17	450	466
BB&T Corp.	6.850%	4/30/19	275	350
BBVA US Senior SAU	3.250%	5/16/14	275	273
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,763
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,097
Bear Stearns Cos. LLC	6.400%	10/2/17	300	360
Bear Stearns Cos. LLC	7.250%	2/1/18	795	992
BNP Paribas SA	3.250%	3/11/15	670	696
BNP Paribas SA	3.600%	2/23/16	855	902
BNP Paribas SA	2.375%	9/14/17	250	250
BNP Paribas SA	5.000%	1/15/21	2,810	3,104
Branch Banking & Trust Co.	5.625%	9/15/16	100	114
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	351
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	100
Capital One Bank USA NA	8.800%	7/15/19	1,575	2,077
Capital One Financial Corp.	7.375%	5/23/14	105	116
Capital One Financial Corp.	2.125%	7/15/14	830	846
Capital One Financial Corp.	5.500%	6/1/15	225	252
Capital One Financial Corp.	3.150%	7/15/16	805	855
Capital One Financial Corp.	6.150%	9/1/16	175	200
Capital One Financial Corp.	5.250%	2/21/17	50	56
Capital One Financial Corp.	6.750%	9/15/17	205	252
Capital One Financial Corp.	4.750%	7/15/21	280	316
[4,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,994
Citigroup Inc.	5.500%	4/11/13	1,880	1,928
Citigroup Inc.	6.000%	12/13/13	775	820
Citigroup Inc.	5.125%	5/5/14	100	105
Citigroup Inc.	6.375%	8/12/14	1,765	1,920
Citigroup Inc.	5.000%	9/15/14	3,755	3,959
Citigroup Inc.	5.500%	10/15/14	1,140	1,230
Citigroup Inc.	6.010%	1/15/15	265	291
Citigroup Inc.	2.650%	3/2/15	675	691
Citigroup Inc.	4.750%	5/19/15	265	285
Citigroup Inc.	4.700%	5/29/15	475	511
Citigroup Inc.	4.587%	12/15/15	810	880
Citigroup Inc.	5.300%	1/7/16	275	302
Citigroup Inc.	3.953%	6/15/16	435	466
Citigroup Inc.	5.850%	8/2/16	185	211
Citigroup Inc.	4.450%	1/10/17	1,800	1,971
Citigroup Inc.	5.500%	2/15/17	115	127
Citigroup Inc.	6.125%	11/21/17	1,590	1,866
Citigroup Inc.	6.125%	5/15/18	1,426	1,692
Citigroup Inc.	8.500%	5/22/19	225	298
Citigroup Inc.	5.375%	8/9/20	445	516
Citigroup Inc.	5.875%	2/22/33	345	363
Citigroup Inc.	6.000%	10/31/33	600	651
Citigroup Inc.	5.850%	12/11/34	231	271

Citigroup Inc.	6.125%	8/25/36	565	614
Citigroup Inc.	5.875%	5/29/37	225	263
Citigroup Inc.	6.875%	3/5/38	2,183	2,825
Citigroup Inc.	8.125%	7/15/39	1,125	1,665
Citigroup Inc.	5.875%	1/30/42	125	149
Comerica Bank	5.200%	8/22/17	300	343
Comerica Inc.	3.000%	9/16/15	375	397
Commonwealth Bank of Australia	1.950%	3/16/15	800	816
Commonwealth Bank of Australia	1.250%	9/18/15	450	451
Commonwealth Bank of Australia	1.900%	9/18/17	250	250
Compass Bank	6.400%	10/1/17	150	158
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	420	433
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,251
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,738
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,297
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	157
Credit Suisse	2.200%	1/14/14	1,175	1,196
Credit Suisse	5.500%	5/1/14	1,110	1,186
Credit Suisse	3.500%	3/23/15	2,515	2,656
Credit Suisse	6.000%	2/15/18	450	509
Credit Suisse	5.300%	8/13/19	475	557
Credit Suisse	5.400%	1/14/20	200	219
Credit Suisse	4.375%	8/5/20	865	967
Credit Suisse USA Inc.	5.125%	1/15/14	50	53
Credit Suisse USA Inc.	4.875%	1/15/15	235	255
Credit Suisse USA Inc.	5.375%	3/2/16	120	135
Credit Suisse USA Inc.	5.850%	8/16/16	600	685
Credit Suisse USA Inc.	7.125%	7/15/32	465	667
Deutsche Bank AG	3.875%	8/18/14	105	110
Deutsche Bank AG	3.450%	3/30/15	500	527
Deutsche Bank AG	3.250%	1/11/16	805	851
Deutsche Bank AG	6.000%	9/1/17	1,360	1,620
Deutsche Bank Financial LLC	5.375%	3/2/15	900	956
Discover Bank	7.000%	4/15/20	250	302
Fifth Third Bancorp	3.500%	3/15/22	825	880
Fifth Third Bancorp	8.250%	3/1/38	910	1,304
Fifth Third Bank	4.750%	2/1/15	325	348
First Horizon National Corp.	5.375%	12/15/15	1,050	1,149
First Niagara Financial Group Inc.	6.750%	3/19/20	75	87
First Niagara Financial Group Inc.	7.250%	12/15/21	65	75
First Tennessee Bank NA	5.050%	1/15/15	325	335
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,407
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,320
Goldman Sachs Group Inc.	5.250%	10/15/13	1,365	1,427
Goldman Sachs Group Inc.	5.150%	1/15/14	950	998
Goldman Sachs Group Inc.	6.000%	5/1/14	1,355	1,455
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,258
Goldman Sachs Group Inc.	5.125%	1/15/15	910	979
Goldman Sachs Group Inc.	3.300%	5/3/15	575	598
Goldman Sachs Group Inc.	3.700%	8/1/15	390	411
Goldman Sachs Group Inc.	5.350%	1/15/16	200	221
Goldman Sachs Group Inc.	3.625%	2/7/16	3,515	3,704

Goldman Sachs Group Inc.	5.750%	10/1/16	520	590
Goldman Sachs Group Inc.	5.625%	1/15/17	830	915
Goldman Sachs Group Inc.	6.250%	9/1/17	645	754
Goldman Sachs Group Inc.	5.950%	1/18/18	1,485	1,712
Goldman Sachs Group Inc.	6.150%	4/1/18	100	117
Goldman Sachs Group Inc.	7.500%	2/15/19	920	1,139
Goldman Sachs Group Inc.	5.375%	3/15/20	970	1,073
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,857
Goldman Sachs Group Inc.	5.250%	7/27/21	500	550
Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,231
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,542
Goldman Sachs Group Inc.	6.125%	2/15/33	1,995	2,239
Goldman Sachs Group Inc.	6.450%	5/1/36	450	472
Goldman Sachs Group Inc.	6.750%	10/1/37	1,345	1,437
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,424
HSBC Bank USA NA	4.625%	4/1/14	1,105	1,159
HSBC Bank USA NA	4.875%	8/24/20	675	728
HSBC Bank USA NA	5.875%	11/1/34	675	779
HSBC Bank USA NA	5.625%	8/15/35	625	683
HSBC Bank USA NA	7.000%	1/15/39	300	390
HSBC Holdings plc	5.100%	4/5/21	1,310	1,517
HSBC Holdings plc	4.875%	1/14/22	225	257
HSBC Holdings plc	4.000%	3/30/22	700	746
HSBC Holdings plc	7.625%	5/17/32	400	495
HSBC Holdings plc	7.350%	11/27/32	400	475
HSBC Holdings plc	6.500%	5/2/36	385	452
HSBC Holdings plc	6.500%	9/15/37	1,285	1,517
HSBC Holdings plc	6.800%	6/1/38	75	92
HSBC Holdings plc	6.100%	1/14/42	200	261
HSBC USA Inc.	2.375%	2/13/15	300	309
HSBC USA Inc.	5.000%	9/27/20	145	155
Huntington Bancshares Inc.	7.000%	12/15/20	450	547
JPMorgan Chase & Co.	2.050%	1/24/14	260	265
JPMorgan Chase & Co.	4.650%	6/1/14	1,410	1,492
JPMorgan Chase & Co.	5.125%	9/15/14	1,600	1,714
JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,587
JPMorgan Chase & Co.	1.875%	3/20/15	675	687
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,714
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,361
JPMorgan Chase & Co.	3.450%	3/1/16	725	771
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,114
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,560
JPMorgan Chase & Co.	6.000%	1/15/18	840	1,000
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,802
JPMorgan Chase & Co.	4.400%	7/22/20	905	992
JPMorgan Chase & Co.	4.250%	10/15/20	175	190
JPMorgan Chase & Co.	4.625%	5/10/21	835	930
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,908
JPMorgan Chase & Co.	4.500%	1/24/22	725	804
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,810
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,438
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,410
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,133
JPMorgan Chase & Co.	5.400%	1/6/42	400	460
JPMorgan Chase Bank NA	5.875%	6/13/16	725	831
JPMorgan Chase Bank NA	6.000%	10/1/17	460	545
KeyBank NA	5.800%	7/1/14	150	162

KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	333
KeyCorp	5.100%	3/24/21	1,310	1,532
Lloyds TSB Bank plc	4.875%	1/21/16	405	442
Lloyds TSB Bank plc	4.200%	3/28/17	400	440
Lloyds TSB Bank plc	6.375%	1/21/21	1,425	1,749
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	716
MBNA Corp.	5.000%	6/15/15	400	434
Mellon Funding Corp.	5.000%	12/1/14	250	269
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,120
Merrill Lynch & Co. Inc.	5.450%	7/15/14	310	330
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,344
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,190
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	770
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,589
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,030	2,433
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	567
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,215	2,767
Morgan Stanley	2.875%	1/24/14	75	76
Morgan Stanley	4.750%	4/1/14	1,570	1,625
Morgan Stanley	6.000%	5/13/14	1,050	1,113
Morgan Stanley	2.875%	7/28/14	125	128
Morgan Stanley	4.200%	11/20/14	1,325	1,376
Morgan Stanley	4.100%	1/26/15	975	1,008
Morgan Stanley	6.000%	4/28/15	115	125
Morgan Stanley	5.375%	10/15/15	1,165	1,253
Morgan Stanley	3.450%	11/2/15	2,000	2,047
Morgan Stanley	3.800%	4/29/16	2,135	2,203
Morgan Stanley	5.750%	10/18/16	425	466
Morgan Stanley	5.450%	1/9/17	1,385	1,511
Morgan Stanley	4.750%	3/22/17	1,000	1,071
Morgan Stanley	5.950%	12/28/17	1,110	1,247
Morgan Stanley	6.625%	4/1/18	1,735	1,985
Morgan Stanley	7.300%	5/13/19	1,390	1,641
Morgan Stanley	5.625%	9/23/19	1,715	1,872
Morgan Stanley	5.500%	1/26/20	525	567
Morgan Stanley	5.500%	7/24/20	650	702
Morgan Stanley	5.750%	1/25/21	1,210	1,324
Morgan Stanley	7.250%	4/1/32	705	848
Morgan Stanley	6.375%	7/24/42	425	464
Murray Street Investment Trust I	4.647%	3/9/17	725	779
National Australia Bank Ltd.	2.000%	3/9/15	450	459
National Australia Bank Ltd.	1.600%	8/7/15	675	681
National Australia Bank Ltd.	2.750%	3/9/17	425	445
National Bank of Canada	1.500%	6/26/15	775	788
National City Corp.	4.900%	1/15/15	500	546
National City Corp.	6.875%	5/15/19	310	383
Northern Trust Co.	6.500%	8/15/18	75	94
Northern Trust Corp.	4.625%	5/1/14	125	133
Northern Trust Corp.	2.375%	8/2/22	125	124
PNC Bank NA	4.875%	9/21/17	1,250	1,439
PNC Bank NA	6.000%	12/7/17	350	421
PNC Funding Corp.	3.000%	5/19/14	105	109
PNC Funding Corp.	3.625%	2/8/15	165	176
PNC Funding Corp.	5.250%	11/15/15	375	419
PNC Funding Corp.	2.700%	9/19/16	105	112
PNC Funding Corp.	6.700%	6/10/19	50	64

PNC Funding Corp.	5.125%	2/8/20	825	975
PNC Funding Corp.	4.375%	8/11/20	800	917
PNC Funding Corp.	3.300%	3/8/22	1,900	2,028
Royal Bank of Canada	2.100%	7/29/13	750	761
Royal Bank of Canada	1.450%	10/30/14	140	142
Royal Bank of Canada	1.150%	3/13/15	325	329
Royal Bank of Canada	2.625%	12/15/15	600	635
Royal Bank of Canada	2.875%	4/19/16	125	133
Royal Bank of Canada	2.300%	7/20/16	1,045	1,099
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	689
Royal Bank of Scotland plc	3.250%	1/11/14	400	410
7 Royal Bank of Scotland plc	4.875%	8/25/14	425	451
Royal Bank of Scotland plc	4.875%	3/16/15	885	948
Royal Bank of Scotland plc	3.950%	9/21/15	155	164
Royal Bank of Scotland plc	4.375%	3/16/16	470	506
Royal Bank of Scotland plc	5.625%	8/24/20	695	790
Royal Bank of Scotland plc	6.125%	1/11/21	645	768
Santander Holdings USA Inc.	3.000%	9/24/15	200	202
Santander Holdings USA Inc.	4.625%	4/19/16	450	465
SouthTrust Corp.	5.800%	6/15/14	300	322
State Street Bank & Trust Co.	5.300%	1/15/16	300	335
State Street Corp.	2.875%	3/7/16	515	552
State Street Corp.	4.956%	3/15/18	200	223
State Street Corp.	4.375%	3/7/21	615	716
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	428
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	760
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	331
SunTrust Bank	7.250%	3/15/18	75	91
SunTrust Banks Inc.	3.600%	4/15/16	940	1,004
SunTrust Banks Inc.	3.500%	1/20/17	380	406
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,316
Toronto-Dominion Bank	1.375%	7/14/14	170	173
Toronto-Dominion Bank	2.500%	7/14/16	260	275
Toronto-Dominion Bank	2.375%	10/19/16	630	662
UBS AG	2.250%	1/28/14	300	305
UBS AG	3.875%	1/15/15	410	434
UBS AG	7.000%	10/15/15	750	824
UBS AG	5.875%	7/15/16	205	225
UBS AG	7.375%	6/15/17	200	236
UBS AG	5.875%	12/20/17	1,940	2,293
UBS AG	5.750%	4/25/18	235	277
UBS AG	4.875%	8/4/20	725	808
Union Bank NA	5.950%	5/11/16	450	514
Union Bank NA	2.125%	6/16/17	125	128
UnionBanCal Corp.	5.250%	12/16/13	150	156
UnionBanCal Corp.	3.500%	6/18/22	275	290
US Bancorp	1.125%	10/30/13	250	252
US Bancorp	4.200%	5/15/14	725	768
US Bancorp	3.150%	3/4/15	100	106
US Bancorp	2.450%	7/27/15	145	152
US Bancorp	3.442%	2/1/16	1,680	1,762
US Bancorp	1.650%	5/15/17	325	333
US Bancorp	4.125%	5/24/21	915	1,040
US Bancorp	3.000%	3/15/22	575	599
US Bancorp	2.950%	7/15/22	375	377
US Bank NA	6.300%	2/4/14	250	269
US Bank NA	4.950%	10/30/14	425	461

Vesey Street Investment Trust I	4.404%	9/1/16	75	80
Wachovia Bank NA	4.800%	11/1/14	484	520
Wachovia Bank NA	4.875%	2/1/15	824	892
Wachovia Bank NA	6.000%	11/15/17	250	300
Wachovia Bank NA	5.850%	2/1/37	425	533
Wachovia Bank NA	6.600%	1/15/38	605	828
Wachovia Corp.	4.875%	2/15/14	345	362
Wachovia Corp.	5.250%	8/1/14	510	548
Wachovia Corp.	5.625%	10/15/16	500	580
Wachovia Corp.	5.750%	6/15/17	300	359
Wachovia Corp.	5.750%	2/1/18	410	494
Wachovia Corp.	7.500%	4/15/35	150	196
Wachovia Corp.	5.500%	8/1/35	200	230
Wachovia Corp.	6.550%	10/15/35	100	119
Wells Fargo & Co.	4.950%	10/16/13	288	300
Wells Fargo & Co.	3.750%	10/1/14	905	959
Wells Fargo & Co.	1.250%	2/13/15	1,550	1,562
Wells Fargo & Co.	3.625%	4/15/15	400	427
Wells Fargo & Co.	3.676%	6/15/16	580	630
Wells Fargo & Co.	5.125%	9/15/16	740	831
Wells Fargo & Co.	2.625%	12/15/16	575	608
Wells Fargo & Co.	2.100%	5/8/17	425	437
Wells Fargo & Co.	5.625%	12/11/17	1,685	2,021
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,644
Wells Fargo & Co.	3.500%	3/8/22	350	372
Wells Fargo Bank NA	4.750%	2/9/15	1,845	1,996
Wells Fargo Bank NA	5.750%	5/16/16	250	287
Wells Fargo Bank NA	5.950%	8/26/36	550	703
4 Wells Fargo Capital X	5.950%	12/1/86	425	427
Westpac Banking Corp.	1.850%	12/9/13	585	594
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,532
Westpac Banking Corp.	3.000%	8/4/15	375	395
Westpac Banking Corp.	1.125%	9/25/15	750	751
Westpac Banking Corp.	3.000%	12/9/15	240	254
Westpac Banking Corp.	2.000%	8/14/17	200	203
Westpac Banking Corp.	4.875%	11/19/19	930	1,061
Zions Bancorporation	4.500%	3/27/17	50	51

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	597
Ameriprise Financial Inc.	7.300%	6/28/19	450	581
BlackRock Inc.	3.500%	12/10/14	175	186
BlackRock Inc.	1.375%	6/1/15	75	76
BlackRock Inc.	6.250%	9/15/17	300	370
BlackRock Inc.	5.000%	12/10/19	475	565
BlackRock Inc.	4.250%	5/24/21	450	505
BlackRock Inc.	3.375%	6/1/22	550	582
Charles Schwab Corp.	4.950%	6/1/14	350	375
7 Charles Schwab Corp.	3.225%	9/1/22	400	404
Franklin Resources Inc.	3.125%	5/20/15	200	211
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	100	115
Franklin Resources Inc.	2.800%	9/15/22	575	582
Jefferies Group Inc.	3.875%	11/9/15	125	126
Jefferies Group Inc.	5.125%	4/13/18	320	323
Jefferies Group Inc.	8.500%	7/15/19	655	750
Jefferies Group Inc.	6.875%	4/15/21	580	620

Jefferies Group Inc.	6.250%	1/15/36	20	20
Lazard Group LLC	6.850%	6/15/17	450	507
7 Legg Mason Inc.	5.500%	5/21/19	200	214
Nomura Holdings Inc.	5.000%	3/4/15	375	395
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,034
Nomura Holdings Inc.	6.700%	3/4/20	225	257
Raymond James Financial Inc.	4.250%	4/15/16	100	106
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	160
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	117

Finance Companies (0.2%)
GATX Corp.	4.750%	6/15/22	275	284
General Electric Capital Corp.	2.800%	1/8/13	2,525	2,541
General Electric Capital Corp.	2.100%	1/7/14	125	127
General Electric Capital Corp.	5.900%	5/13/14	4,075	4,410
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,563
General Electric Capital Corp.	5.650%	6/9/14	150	162
General Electric Capital Corp.	3.750%	11/14/14	300	319
General Electric Capital Corp.	1.625%	7/2/15	1,175	1,196
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,275
General Electric Capital Corp.	2.950%	5/9/16	475	503
General Electric Capital Corp.	3.350%	10/17/16	150	162
General Electric Capital Corp.	2.900%	1/9/17	750	793
General Electric Capital Corp.	2.300%	4/27/17	625	643
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,929
General Electric Capital Corp.	5.625%	5/1/18	800	945
General Electric Capital Corp.	6.000%	8/7/19	625	760
General Electric Capital Corp.	5.500%	1/8/20	125	148
General Electric Capital Corp.	5.550%	5/4/20	325	385
General Electric Capital Corp.	4.375%	9/16/20	175	193
General Electric Capital Corp.	5.300%	2/11/21	1,520	1,744
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,189
General Electric Capital Corp.	3.150%	9/7/22	225	225
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,398
General Electric Capital Corp.	5.875%	1/14/38	1,785	2,120
General Electric Capital Corp.	6.875%	1/10/39	3,935	5,263
4 General Electric Capital Corp.	6.375%	11/15/67	965	1,016
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	320
HSBC Finance Corp.	5.250%	1/15/14	650	681
HSBC Finance Corp.	5.250%	4/15/15	150	162
HSBC Finance Corp.	5.000%	6/30/15	830	898
HSBC Finance Corp.	5.500%	1/19/16	275	304
HSBC Finance Corp.	6.676%	1/15/21	2,611	3,023
SLM Corp.	5.000%	10/1/13	505	523
SLM Corp.	5.000%	4/15/15	25	26
SLM Corp.	6.250%	1/25/16	1,815	1,991
SLM Corp.	6.000%	1/25/17	150	164
SLM Corp.	4.625%	9/25/17	250	255
SLM Corp.	8.450%	6/15/18	905	1,067
SLM Corp.	8.000%	3/25/20	630	728
SLM Corp.	7.250%	1/25/22	50	57
SLM Corp.	5.625%	8/1/33	805	758

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	106
ACE INA Holdings Inc.	5.600%	5/15/15	125	140
ACE INA Holdings Inc.	2.600%	11/23/15	290	304

ACE INA Holdings Inc.	5.700%	2/15/17	200	237
ACE INA Holdings Inc.	5.900%	6/15/19	715	883
AEGON Funding Co. LLC	5.750%	12/15/20	664	774
Aetna Inc.	6.000%	6/15/16	525	615
Aetna Inc.	6.500%	9/15/18	175	218
Aetna Inc.	3.950%	9/1/20	75	81
Aetna Inc.	4.125%	6/1/21	320	352
Aetna Inc.	6.625%	6/15/36	200	258
Aetna Inc.	6.750%	12/15/37	275	362
Aetna Inc.	4.500%	5/15/42	425	435
Aflac Inc.	2.650%	2/15/17	275	289
Aflac Inc.	8.500%	5/15/19	225	301
Aflac Inc.	4.000%	2/15/22	125	137
Aflac Inc.	6.900%	12/17/39	75	97
Aflac Inc.	6.450%	8/15/40	300	367
Alleghany Corp.	5.625%	9/15/20	100	110
Alleghany Corp.	4.950%	6/27/22	425	463
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,014
Allstate Corp.	6.200%	5/16/14	105	114
Allstate Corp.	5.000%	8/15/14	350	378
Allstate Corp.	7.450%	5/16/19	310	405
Allstate Corp.	6.125%	12/15/32	250	323
Allstate Corp.	5.550%	5/9/35	205	252
Allstate Corp.	5.200%	1/15/42	850	1,015
4 Allstate Corp.	6.500%	5/15/57	200	211
4 Allstate Corp.	6.125%	5/15/67	250	257
Alterra Finance LLC	6.250%	9/30/20	95	103
American Financial Group Inc.	9.875%	6/15/19	100	126
American International Group Inc.	4.250%	9/15/14	310	327
American International Group Inc.	3.000%	3/20/15	375	389
American International Group Inc.	2.375%	8/24/15	25	25
American International Group Inc.	4.875%	9/15/16	450	502
American International Group Inc.	5.600%	10/18/16	800	911
American International Group Inc.	3.800%	3/22/17	750	806
American International Group Inc.	5.450%	5/18/17	910	1,035
American International Group Inc.	5.850%	1/16/18	150	174
American International Group Inc.	8.250%	8/15/18	820	1,055
American International Group Inc.	6.400%	12/15/20	1,160	1,419
American International Group Inc.	4.875%	6/1/22	1,575	1,774
American International Group Inc.	6.250%	5/1/36	400	511
4 American International Group Inc.	8.175%	5/15/68	1,535	1,877
4 American International Group Inc.	6.250%	3/15/87	250	251
Aon Corp.	3.500%	9/30/15	150	159
Aon Corp.	5.000%	9/30/20	865	998
Aon Corp.	8.205%	1/1/27	100	125
Aon Corp.	6.250%	9/30/40	150	194
Arch Capital Group Ltd.	7.350%	5/1/34	500	643
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	493
Assurant Inc.	5.625%	2/15/14	200	211
Assurant Inc.	6.750%	2/15/34	550	634
AXA SA	8.600%	12/15/30	680	829
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	295
Axis Specialty Finance LLC	5.875%	6/1/20	390	438
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	102
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	605	730
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	549
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	312

Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	159
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	413
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,459
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,184
Berkshire Hathaway Inc.	3.400%	1/31/22	50	53
Chubb Corp.	5.750%	5/15/18	310	384
Chubb Corp.	6.000%	5/11/37	375	508
4 Chubb Corp.	6.375%	3/29/67	535	570
Cigna Corp.	2.750%	11/15/16	320	338
Cigna Corp.	4.375%	12/15/20	100	110
Cigna Corp.	4.500%	3/15/21	210	233
Cigna Corp.	4.000%	2/15/22	165	178
Cigna Corp.	6.150%	11/15/36	1,050	1,258
Cigna Corp.	5.875%	3/15/41	235	280
Cigna Corp.	5.375%	2/15/42	190	213
Cincinnati Financial Corp.	6.125%	11/1/34	325	369
CNA Financial Corp.	6.500%	8/15/16	475	549
CNA Financial Corp.	7.350%	11/15/19	460	571
CNA Financial Corp.	5.875%	8/15/20	145	169
Coventry Health Care Inc.	6.300%	8/15/14	575	628
Coventry Health Care Inc.	5.450%	6/15/21	265	309
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	165
Genworth Financial Inc.	4.950%	10/1/15	125	128
Genworth Financial Inc.	8.625%	12/15/16	400	452
Genworth Financial Inc.	7.700%	6/15/20	215	224
Genworth Financial Inc.	7.200%	2/15/21	25	26
Genworth Financial Inc.	7.625%	9/24/21	475	487
Genworth Financial Inc.	6.500%	6/15/34	425	401
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	525
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	166
Hartford Financial Services Group Inc.	4.000%	10/15/17	125	134
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	341
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	112
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	26
Hartford Financial Services Group Inc.	6.625%	4/15/42	375	451
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	260
Humana Inc.	8.150%	6/15/38	325	438
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	104
7 ING US Inc.	5.500%	7/15/22	50	52
Lincoln National Corp.	8.750%	7/1/19	175	229
Lincoln National Corp.	6.250%	2/15/20	255	299
Lincoln National Corp.	4.200%	3/15/22	325	341
Lincoln National Corp.	6.150%	4/7/36	350	397
Lincoln National Corp.	7.000%	6/15/40	565	708
4 Lincoln National Corp.	7.000%	5/17/66	500	501
Loews Corp.	6.000%	2/1/35	200	235
Manulife Financial Corp.	3.400%	9/17/15	400	419
Manulife Financial Corp.	4.900%	9/17/20	475	525
Markel Corp.	7.125%	9/30/19	125	150
Markel Corp.	4.900%	7/1/22	275	294
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	735
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	608
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	116
MetLife Inc.	2.375%	2/6/14	430	440
MetLife Inc.	5.000%	6/15/15	1,105	1,227
MetLife Inc.	6.750%	6/1/16	105	126
MetLife Inc.	1.564%	12/15/17	400	403

MetLife Inc.	6.817%	8/15/18	105	132
MetLife Inc.	7.717%	2/15/19	105	137
MetLife Inc.	4.750%	2/8/21	380	440
MetLife Inc.	1.564%	12/15/22	275	277
MetLife Inc.	6.375%	6/15/34	580	759
MetLife Inc.	5.875%	2/6/41	440	552
MetLife Inc.	4.125%	8/13/42	200	199
4 MetLife Inc.	6.400%	12/15/66	565	597
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	481
PartnerRe Finance B LLC	5.500%	6/1/20	200	221
Primerica Inc.	4.750%	7/15/22	50	54
Principal Financial Group Inc.	7.875%	5/15/14	225	250
Principal Financial Group Inc.	8.875%	5/15/19	410	545
Principal Financial Group Inc.	6.050%	10/15/36	250	306
Principal Life Income Funding Trusts	5.100%	4/15/14	475	506
Progressive Corp.	3.750%	8/23/21	145	160
Progressive Corp.	6.625%	3/1/29	150	196
4 Progressive Corp.	6.700%	6/15/67	425	453
Protective Life Corp.	7.375%	10/15/19	100	120
Protective Life Corp.	8.450%	10/15/39	175	225
Prudential Financial Inc.	4.750%	4/1/14	425	448
Prudential Financial Inc.	5.100%	9/20/14	895	967
Prudential Financial Inc.	6.200%	1/15/15	100	111
Prudential Financial Inc.	5.500%	3/15/16	50	56
Prudential Financial Inc.	6.000%	12/1/17	100	121
Prudential Financial Inc.	7.375%	6/15/19	455	576
Prudential Financial Inc.	5.375%	6/21/20	980	1,137
Prudential Financial Inc.	5.750%	7/15/33	570	640
Prudential Financial Inc.	5.400%	6/13/35	295	318
Prudential Financial Inc.	5.900%	3/17/36	775	875
Prudential Financial Inc.	5.700%	12/14/36	655	739
Prudential Financial Inc.	6.625%	6/21/40	125	156
Prudential Financial Inc.	5.625%	5/12/41	105	117
4 Prudential Financial Inc.	5.875%	9/15/42	225	230
4 Reinsurance Group of America Inc.	6.750%	12/15/65	325	314
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	584
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	216
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	636
Torchmark Corp.	6.375%	6/15/16	425	482
Transatlantic Holdings Inc.	8.000%	11/30/39	625	791
Travelers Cos. Inc.	6.250%	6/20/16	100	118
Travelers Cos. Inc.	5.800%	5/15/18	910	1,114
Travelers Cos. Inc.	3.900%	11/1/20	530	598
Travelers Cos. Inc.	6.750%	6/20/36	475	666
Travelers Cos. Inc.	6.250%	6/15/37	145	195
Travelers Cos. Inc.	5.350%	11/1/40	130	163
UnitedHealth Group Inc.	5.000%	8/15/14	650	702
UnitedHealth Group Inc.	4.875%	3/15/15	250	275
UnitedHealth Group Inc.	1.875%	11/15/16	225	232
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,063
UnitedHealth Group Inc.	6.000%	2/15/18	835	1,028
UnitedHealth Group Inc.	4.700%	2/15/21	165	192
UnitedHealth Group Inc.	3.375%	11/15/21	105	112
UnitedHealth Group Inc.	6.500%	6/15/37	200	264
UnitedHealth Group Inc.	6.625%	11/15/37	325	442
UnitedHealth Group Inc.	6.875%	2/15/38	755	1,045
UnitedHealth Group Inc.	4.625%	11/15/41	50	54

Unum Group	7.125%	9/30/16	175	204
Unum Group	5.625%	9/15/20	50	56
Unum Group	5.750%	8/15/42	200	211
Validus Holdings Ltd.	8.875%	1/26/40	150	192
WellPoint Inc.	6.000%	2/15/14	525	562
WellPoint Inc.	1.250%	9/10/15	225	227
WellPoint Inc.	5.250%	1/15/16	290	325
WellPoint Inc.	5.875%	6/15/17	500	593
WellPoint Inc.	1.875%	1/15/18	350	351
WellPoint Inc.	7.000%	2/15/19	145	181
WellPoint Inc.	3.700%	8/15/21	145	152
WellPoint Inc.	3.125%	5/15/22	50	50
WellPoint Inc.	3.300%	1/15/23	275	278
WellPoint Inc.	5.950%	12/15/34	100	117
WellPoint Inc.	5.850%	1/15/36	150	174
WellPoint Inc.	6.375%	6/15/37	630	779
WellPoint Inc.	4.625%	5/15/42	175	177
WellPoint Inc.	4.650%	1/15/43	25	25
Willis Group Holdings plc	5.750%	3/15/21	265	300
Willis North America Inc.	6.200%	3/28/17	300	342
Willis North America Inc.	7.000%	9/29/19	700	833
WR Berkley Corp.	5.375%	9/15/20	50	55
XL Group plc	6.375%	11/15/24	100	118
XLIT Ltd.	5.750%	10/1/21	545	628

Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	200	214
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	157
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	485
ORIX Corp.	4.710%	4/27/15	800	850
ORIX Corp.	5.000%	1/12/16	245	265
XTRA Finance Corp.	5.150%	4/1/17	575	665

Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	320
AvalonBay Communities Inc.	5.750%	9/15/16	100	115
BioMed Realty LP	3.850%	4/15/16	325	343
BioMed Realty LP	4.250%	7/15/22	100	104
Boston Properties LP	3.700%	11/15/18	320	348
Boston Properties LP	5.625%	11/15/20	325	385
Boston Properties LP	4.125%	5/15/21	190	205
Boston Properties LP	3.850%	2/1/23	950	1,000
Brandywine Operating Partnership LP	6.000%	4/1/16	525	575
Brandywine Operating Partnership LP	4.950%	4/15/18	725	778
BRE Properties Inc.	3.375%	1/15/23	250	249
Camden Property Trust	5.700%	5/15/17	25	29
CommonWealth REIT	6.250%	8/15/16	700	765
Digital Realty Trust LP	4.500%	7/15/15	75	80
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,323
Duke Realty LP	5.950%	2/15/17	200	226
Duke Realty LP	8.250%	8/15/19	125	158
Duke Realty LP	6.750%	3/15/20	250	304
Entertainment Properties Trust	5.750%	8/15/22	75	78
ERP Operating LP	5.250%	9/15/14	350	378
ERP Operating LP	5.375%	8/1/16	275	315
ERP Operating LP	4.750%	7/15/20	265	304
ERP Operating LP	4.625%	12/15/21	115	133

Federal Realty Investment Trust	3.000%	8/1/22	175	174
HCP Inc.	2.700%	2/1/14	495	506
HCP Inc.	3.750%	2/1/16	1,445	1,536
HCP Inc.	6.300%	9/15/16	300	347
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	5.375%	2/1/21	360	409
HCP Inc.	6.750%	2/1/41	175	227
Health Care REIT Inc.	3.625%	3/15/16	225	237
Health Care REIT Inc.	6.200%	6/1/16	325	366
Health Care REIT Inc.	4.700%	9/15/17	50	55
Health Care REIT Inc.	4.125%	4/1/19	300	320
Health Care REIT Inc.	6.125%	4/15/20	100	116
Health Care REIT Inc.	4.950%	1/15/21	175	191
Health Care REIT Inc.	5.250%	1/15/22	425	476
Health Care REIT Inc.	6.500%	3/15/41	200	234
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	257
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	161
Hospitality Properties Trust	5.125%	2/15/15	500	525
Hospitality Properties Trust	6.700%	1/15/18	650	732
Kilroy Realty LP	5.000%	11/3/15	150	163
Kilroy Realty LP	4.800%	7/15/18	800	885
Kimco Realty Corp.	5.783%	3/15/16	125	140
Kimco Realty Corp.	5.700%	5/1/17	375	432
Kimco Realty Corp.	6.875%	10/1/19	50	61
Liberty Property LP	5.125%	3/2/15	375	402
Mack-Cali Realty LP	7.750%	8/15/19	750	935
Mack-Cali Realty LP	4.500%	4/18/22	225	241
National Retail Properties Inc.	6.875%	10/15/17	25	30
National Retail Properties Inc.	3.800%	10/15/22	500	510
Omega Healthcare Investors Inc.	6.750%	10/15/22	125	140
ProLogis LP	4.500%	8/15/17	75	81
ProLogis LP	7.375%	10/30/19	50	62
ProLogis LP	6.625%	12/1/19	100	120
ProLogis LP	6.875%	3/15/20	300	364
Realty Income Corp.	6.750%	8/15/19	935	1,140
Regency Centers LP	5.250%	8/1/15	75	82
Senior Housing Properties Trust	4.300%	1/15/16	75	77
Simon Property Group LP	6.750%	5/15/14	425	458
Simon Property Group LP	4.200%	2/1/15	135	144
Simon Property Group LP	5.750%	12/1/15	325	368
Simon Property Group LP	5.250%	12/1/16	335	385
Simon Property Group LP	2.800%	1/30/17	425	445
Simon Property Group LP	5.875%	3/1/17	650	764
Simon Property Group LP	2.150%	9/15/17	200	207
Simon Property Group LP	6.125%	5/30/18	450	549
Simon Property Group LP	5.650%	2/1/20	700	834
Simon Property Group LP	4.375%	3/1/21	555	627
Simon Property Group LP	4.125%	12/1/21	225	251
Simon Property Group LP	3.375%	3/15/22	250	263
Simon Property Group LP	6.750%	2/1/40	300	415
Simon Property Group LP	4.750%	3/15/42	225	242
Tanger Properties LP	6.150%	11/15/15	400	452
UDR Inc.	4.250%	6/1/18	50	55
UDR Inc.	4.625%	1/10/22	125	138
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	321
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	275

Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	149
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	375	367
Washington REIT	4.950%	10/1/20	125	137
Washington REIT	3.950%	10/15/22	75	76
				479,435
Industrial (4.8%)
Basic Industry (0.5%)
Agrium Inc.	3.150%	10/1/22	600	603
Air Products & Chemicals Inc.	2.000%	8/2/16	275	287
Air Products & Chemicals Inc.	3.000%	11/3/21	190	200
Airgas Inc.	4.500%	9/15/14	100	107
Airgas Inc.	3.250%	10/1/15	225	239
Albemarle Corp.	4.500%	12/15/20	50	56
Alcoa Inc.	6.750%	7/15/18	410	473
Alcoa Inc.	6.150%	8/15/20	810	891
Alcoa Inc.	5.400%	4/15/21	250	262
Alcoa Inc.	5.900%	2/1/27	275	289
Alcoa Inc.	6.750%	1/15/28	1,000	1,100
Alcoa Inc.	5.950%	2/1/37	310	308
Allegheny Technologies Inc.	9.375%	6/1/19	450	579
AngloGold Ashanti Holdings plc	5.375%	4/15/20	240	253
AngloGold Ashanti Holdings plc	5.125%	8/1/22	150	153
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	103
ArcelorMittal	9.250%	2/15/15	1,075	1,193
ArcelorMittal	4.000%	2/25/15	975	975
ArcelorMittal	4.000%	8/5/15	125	125
ArcelorMittal	4.000%	3/1/16	125	124
ArcelorMittal	6.125%	6/1/18	625	621
ArcelorMittal	10.100%	6/1/19	275	318
ArcelorMittal	5.500%	8/5/20	75	72
ArcelorMittal	5.750%	3/1/21	175	166
ArcelorMittal	6.500%	2/25/22	400	393
ArcelorMittal	7.250%	10/15/39	1,400	1,283
ArcelorMittal	7.000%	3/1/41	835	750
Barrick Gold Corp.	1.750%	5/30/14	50	51
Barrick Gold Corp.	2.900%	5/30/16	295	310
Barrick Gold Corp.	6.950%	4/1/19	350	435
Barrick Gold Corp.	3.850%	4/1/22	100	105
Barrick Gold Corp.	5.250%	4/1/42	300	337
Barrick Gold Finance Co.	4.875%	11/15/14	825	888
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	4.400%	5/30/21	915	998
Barrick North America Finance LLC	7.500%	9/15/38	25	34
Barrick North America Finance LLC	5.700%	5/30/41	750	860
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	295
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	962
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,250	1,262
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	350	362
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	800	818
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	408
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	320
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	100	106
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	543
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	800	848
Cabot Corp.	2.550%	1/15/18	25	26
Cabot Corp.	3.700%	7/15/22	50	51
Carpenter Technology Corp.	5.200%	7/15/21	575	607

Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	837
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	210
CF Industries Inc.	6.875%	5/1/18	200	244
CF Industries Inc.	7.125%	5/1/20	825	1,035
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	367
Cliffs Natural Resources Inc.	4.875%	4/1/21	1,060	1,038
Cliffs Natural Resources Inc.	6.250%	10/1/40	575	563
Cytec Industries Inc.	8.950%	7/1/17	75	93
Domtar Corp.	6.250%	9/1/42	50	51
Dow Chemical Co.	7.600%	5/15/14	650	718
Dow Chemical Co.	5.900%	2/15/15	1,150	1,281
Dow Chemical Co.	2.500%	2/15/16	250	261
Dow Chemical Co.	5.700%	5/15/18	100	121
Dow Chemical Co.	8.550%	5/15/19	410	550
Dow Chemical Co.	4.250%	11/15/20	2,010	2,214
Dow Chemical Co.	4.125%	11/15/21	185	201
Dow Chemical Co.	7.375%	11/1/29	100	133
Dow Chemical Co.	9.400%	5/15/39	760	1,246
Dow Chemical Co.	5.250%	11/15/41	525	597
Eastman Chemical Co.	3.000%	12/15/15	400	422
Eastman Chemical Co.	2.400%	6/1/17	300	313
Eastman Chemical Co.	3.600%	8/15/22	650	683
Eastman Chemical Co.	4.800%	9/1/42	400	432
Ecolab Inc.	2.375%	12/8/14	150	156
Ecolab Inc.	1.000%	8/9/15	225	226
Ecolab Inc.	3.000%	12/8/16	175	189
Ecolab Inc.	4.350%	12/8/21	550	625
Ecolab Inc.	5.500%	12/8/41	625	781
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	383
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	313
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	401
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	123
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	346
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	353
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,591
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	292
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	672
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	368
FMC Corp.	3.950%	2/1/22	150	160
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	202
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	127
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	300	301
International Paper Co.	5.300%	4/1/15	525	573
International Paper Co.	7.950%	6/15/18	410	529
International Paper Co.	9.375%	5/15/19	700	949
International Paper Co.	7.500%	8/15/21	410	537
International Paper Co.	4.750%	2/15/22	500	566
International Paper Co.	7.300%	11/15/39	805	1,070
Lubrizol Corp.	5.500%	10/1/14	525	576
Monsanto Co.	2.750%	4/15/16	75	80
Monsanto Co.	2.200%	7/15/22	175	174
Monsanto Co.	5.875%	4/15/38	375	501
Monsanto Co.	3.600%	7/15/42	250	249
Mosaic Co.	4.875%	11/15/41	130	145
Newmont Mining Corp.	3.500%	3/15/22	250	253
Newmont Mining Corp.	5.875%	4/1/35	325	366
Newmont Mining Corp.	6.250%	10/1/39	500	591

Newmont Mining Corp.	4.875%	3/15/42	600	615
Nucor Corp.	5.750%	12/1/17	385	468
Nucor Corp.	6.400%	12/1/37	250	347
Packaging Corp. of America	3.900%	6/15/22	275	285
Placer Dome Inc.	6.450%	10/15/35	375	445
Plum Creek Timberlands LP	5.875%	11/15/15	400	441
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	325
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	55
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,425
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	64
PPG Industries Inc.	1.900%	1/15/16	375	389
PPG Industries Inc.	6.650%	3/15/18	600	738
Praxair Inc.	4.375%	3/31/14	450	476
Praxair Inc.	5.250%	11/15/14	150	165
Praxair Inc.	4.625%	3/30/15	615	677
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	205
Praxair Inc.	3.000%	9/1/21	50	53
Praxair Inc.	2.450%	2/15/22	850	859
Rayonier Inc.	3.750%	4/1/22	125	129
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	276
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	421
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	315
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,800	2,028
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	293
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	498
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,470
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	326
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	192
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,066
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	305
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	651
Rio Tinto Finance USA plc	1.125%	3/20/15	325	327
Rio Tinto Finance USA plc	2.000%	3/22/17	375	383
Rio Tinto Finance USA plc	3.500%	3/22/22	200	210
Rio Tinto Finance USA plc	4.750%	3/22/42	875	944
Rio Tinto Finance USA plc	4.125%	8/21/42	400	394
Rohm & Haas Co.	7.850%	7/15/29	300	402
RPM International Inc.	6.125%	10/15/19	75	87
Sherwin-Williams Co.	3.125%	12/15/14	175	185
Sigma-Aldrich Corp.	3.375%	11/1/20	75	81
Southern Copper Corp.	5.375%	4/16/20	200	225
Southern Copper Corp.	7.500%	7/27/35	975	1,211
Southern Copper Corp.	6.750%	4/16/40	250	289
Syngenta Finance NV	3.125%	3/28/22	250	263
Syngenta Finance NV	4.375%	3/28/42	150	166
Teck Resources Ltd.	3.150%	1/15/17	500	518
Teck Resources Ltd.	2.500%	2/1/18	150	151
Teck Resources Ltd.	10.750%	5/15/19	250	303
Teck Resources Ltd.	4.500%	1/15/21	250	264
Teck Resources Ltd.	4.750%	1/15/22	75	81
Teck Resources Ltd.	3.750%	2/1/23	125	124
Teck Resources Ltd.	6.250%	7/15/41	795	857
Teck Resources Ltd.	5.200%	3/1/42	325	311
Teck Resources Ltd.	5.400%	2/1/43	100	98
Vale Canada Ltd.	5.700%	10/15/15	450	499
Vale Canada Ltd.	7.200%	9/15/32	100	121

Vale Overseas Ltd.	6.250%	1/11/16	510	574
Vale Overseas Ltd.	6.250%	1/23/17	200	231
Vale Overseas Ltd.	5.625%	9/15/19	500	562
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,160
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,449
Vale Overseas Ltd.	8.250%	1/17/34	375	484
Vale Overseas Ltd.	6.875%	11/21/36	580	673
Vale Overseas Ltd.	6.875%	11/10/39	760	889
Valspar Corp.	7.250%	6/15/19	50	62
Valspar Corp.	4.200%	1/15/22	25	27
Westlake Chemical Corp.	3.600%	7/15/22	50	50
Westvaco Corp.	7.950%	2/15/31	300	392
Xstrata Canada Corp.	5.500%	6/15/17	250	279

Capital Goods (0.4%)
3M Co.	1.375%	9/29/16	295	303
3M Co.	6.375%	2/15/28	350	475
3M Co.	5.700%	3/15/37	105	144
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	75	77
ABB Finance USA Inc.	4.375%	5/8/42	150	166
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	116
7 ADT Corp.	2.250%	7/15/17	75	77
7 ADT Corp.	3.500%	7/15/22	675	696
7 ADT Corp.	4.875%	7/15/42	200	216
Black & Decker Corp.	5.750%	11/15/16	75	87
Boeing Capital Corp.	2.125%	8/15/16	115	121
Boeing Capital Corp.	4.700%	10/27/19	125	149
Boeing Co.	5.000%	3/15/14	115	122
Boeing Co.	3.500%	2/15/15	565	607
Boeing Co.	6.000%	3/15/19	150	189
Boeing Co.	4.875%	2/15/20	525	637
Boeing Co.	6.875%	3/15/39	100	155
Boeing Co.	5.875%	2/15/40	295	411
Caterpillar Financial Services Corp.	1.550%	12/20/13	605	613
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	350
Caterpillar Financial Services Corp.	1.375%	5/20/14	370	376
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	192
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,259
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	803
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,628
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	0.950%	6/26/15	450	454
Caterpillar Inc.	1.500%	6/26/17	450	459
Caterpillar Inc.	3.900%	5/27/21	220	249
Caterpillar Inc.	2.600%	6/26/22	125	128
Caterpillar Inc.	6.050%	8/15/36	895	1,216
7 Caterpillar Inc.	3.803%	8/15/42	979	992
Cooper US Inc.	2.375%	1/15/16	1,000	1,033
CRH America Inc.	5.300%	10/15/13	100	104
CRH America Inc.	4.125%	1/15/16	500	520
CRH America Inc.	6.000%	9/30/16	750	835
CRH America Inc.	5.750%	1/15/21	885	984
Danaher Corp.	2.300%	6/23/16	200	211
Danaher Corp.	3.900%	6/23/21	150	170
Deere & Co.	6.950%	4/25/14	825	909
Deere & Co.	2.600%	6/8/22	700	718

Deere & Co.	5.375%	10/16/29	455	584
Deere & Co.	7.125%	3/3/31	400	575
Deere & Co.	3.900%	6/9/42	500	518
Dover Corp.	4.300%	3/1/21	145	168
Dover Corp.	5.375%	3/1/41	480	629
Eaton Corp.	5.600%	5/15/18	550	657
Embraer Overseas Ltd.	6.375%	1/24/17	100	113
Embraer Overseas Ltd.	6.375%	1/15/20	675	772
Embraer SA	5.150%	6/15/22	325	348
Emerson Electric Co.	4.875%	10/15/19	125	150
Emerson Electric Co.	4.250%	11/15/20	25	29
Emerson Electric Co.	5.250%	11/15/39	135	171
Flowserve Corp.	3.500%	9/15/22	125	126
General Dynamics Corp.	1.375%	1/15/15	550	561
General Dynamics Corp.	3.875%	7/15/21	550	621
General Electric Co.	5.250%	12/6/17	1,940	2,296
Goodrich Corp.	6.125%	3/1/19	525	658
Goodrich Corp.	4.875%	3/1/20	625	741
Goodrich Corp.	3.600%	2/1/21	410	452
Harsco Corp.	2.700%	10/15/15	275	277
Harsco Corp.	5.750%	5/15/18	1,100	1,210
Honeywell International Inc.	3.875%	2/15/14	125	131
Honeywell International Inc.	5.400%	3/15/16	245	281
Honeywell International Inc.	5.300%	3/15/17	275	324
Honeywell International Inc.	5.300%	3/1/18	150	182
Honeywell International Inc.	5.000%	2/15/19	105	125
Honeywell International Inc.	4.250%	3/1/21	305	359
Honeywell International Inc.	5.700%	3/15/37	105	140
Honeywell International Inc.	5.375%	3/1/41	855	1,120
Illinois Tool Works Inc.	5.150%	4/1/14	430	460
Illinois Tool Works Inc.	6.250%	4/1/19	450	569
Illinois Tool Works Inc.	3.375%	9/15/21	105	113
Illinois Tool Works Inc.	4.875%	9/15/41	105	123
Illinois Tool Works Inc.	3.900%	9/1/42	725	733
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	733
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	278
John Deere Capital Corp.	4.900%	9/9/13	525	547
John Deere Capital Corp.	1.250%	12/2/14	350	355
John Deere Capital Corp.	2.950%	3/9/15	125	132
John Deere Capital Corp.	0.875%	4/17/15	50	50
John Deere Capital Corp.	0.950%	6/29/15	300	302
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	1.850%	9/15/16	185	190
John Deere Capital Corp.	2.000%	1/13/17	375	390
John Deere Capital Corp.	2.800%	9/18/17	550	598
John Deere Capital Corp.	1.200%	10/10/17	100	100
John Deere Capital Corp.	5.750%	9/10/18	205	253
John Deere Capital Corp.	2.250%	4/17/19	150	156
John Deere Capital Corp.	3.900%	7/12/21	125	141
John Deere Capital Corp.	3.150%	10/15/21	105	111
John Deere Capital Corp.	2.750%	3/15/22	75	77
John Deere Capital Corp.	2.800%	1/27/23	125	129
Joy Global Inc.	6.000%	11/15/16	250	288
Kennametal Inc.	3.875%	2/15/22	125	131
L-3 Communications Corp.	5.200%	10/15/19	325	366
L-3 Communications Corp.	4.750%	7/15/20	425	471
L-3 Communications Corp.	4.950%	2/15/21	575	640

Lockheed Martin Corp.	7.650%	5/1/16	250	304
Lockheed Martin Corp.	2.125%	9/15/16	245	255
Lockheed Martin Corp.	4.250%	11/15/19	530	601
Lockheed Martin Corp.	3.350%	9/15/21	80	84
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,217
Lockheed Martin Corp.	5.500%	11/15/39	180	218
Lockheed Martin Corp.	5.720%	6/1/40	316	388
Martin Marietta Materials Inc.	6.600%	4/15/18	400	449
Northrop Grumman Corp.	1.850%	11/15/15	475	490
Northrop Grumman Corp.	3.500%	3/15/21	125	133
Northrop Grumman Corp.	5.050%	11/15/40	475	549
Owens Corning	6.500%	12/1/16	1,930	2,173
Parker Hannifin Corp.	5.500%	5/15/18	125	150
Parker Hannifin Corp.	3.500%	9/15/22	75	81
Parker Hannifin Corp.	6.250%	5/15/38	75	106
Raytheon Co.	1.400%	12/15/14	200	204
Raytheon Co.	1.625%	10/15/15	105	108
Raytheon Co.	3.125%	10/15/20	425	457
Raytheon Co.	7.200%	8/15/27	75	105
Raytheon Co.	4.875%	10/15/40	225	267
Raytheon Co.	4.700%	12/15/41	625	726
Republic Services Inc.	3.800%	5/15/18	1,135	1,262
Republic Services Inc.	5.000%	3/1/20	125	145
Republic Services Inc.	5.250%	11/15/21	50	59
Republic Services Inc.	6.200%	3/1/40	475	593
Republic Services Inc.	5.700%	5/15/41	500	598
Rockwell Automation Inc.	5.650%	12/1/17	25	30
Rockwell Automation Inc.	6.700%	1/15/28	200	264
Rockwell Automation Inc.	6.250%	12/1/37	325	440
Rockwell Collins Inc.	5.250%	7/15/19	50	60
Rockwell Collins Inc.	3.100%	11/15/21	125	132
Roper Industries Inc.	6.250%	9/1/19	1,275	1,545
Sonoco Products Co.	4.375%	11/1/21	65	70
Sonoco Products Co.	5.750%	11/1/40	265	309
Stanley Black & Decker Inc.	3.400%	12/1/21	450	469
Stanley Black & Decker Inc.	5.200%	9/1/40	150	172
Textron Inc.	5.600%	12/1/17	125	139
Textron Inc.	7.250%	10/1/19	650	778
Tyco International Finance SA	8.500%	1/15/19	200	267
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	300	383
United Technologies Corp.	4.875%	5/1/15	115	128
United Technologies Corp.	1.200%	6/1/15	200	204
United Technologies Corp.	1.800%	6/1/17	525	545
United Technologies Corp.	6.125%	2/1/19	1,183	1,483
United Technologies Corp.	4.500%	4/15/20	445	523
United Technologies Corp.	3.100%	6/1/22	1,350	1,435
United Technologies Corp.	7.500%	9/15/29	100	147
United Technologies Corp.	5.400%	5/1/35	400	491
United Technologies Corp.	6.050%	6/1/36	185	249
United Technologies Corp.	6.125%	7/15/38	500	674
United Technologies Corp.	5.700%	4/15/40	525	683
United Technologies Corp.	4.500%	6/1/42	1,725	1,926
Waste Management Inc.	5.000%	3/15/14	780	827
Waste Management Inc.	2.600%	9/1/16	205	215
Waste Management Inc.	6.100%	3/15/18	125	151
Waste Management Inc.	7.375%	3/11/19	80	103

Waste Management Inc.	4.600%	3/1/21	275	313
Waste Management Inc.	7.100%	8/1/26	325	441
Waste Management Inc.	7.750%	5/15/32	185	264
Waste Management Inc.	6.125%	11/30/39	400	509

Communication (0.9%)
America Movil SAB de CV	5.500%	3/1/14	335	357
America Movil SAB de CV	5.750%	1/15/15	833	923
America Movil SAB de CV	2.375%	9/8/16	125	130
America Movil SAB de CV	5.625%	11/15/17	350	417
America Movil SAB de CV	5.000%	10/16/19	850	989
America Movil SAB de CV	5.000%	3/30/20	710	833
America Movil SAB de CV	3.125%	7/16/22	200	206
America Movil SAB de CV	6.375%	3/1/35	200	261
America Movil SAB de CV	6.125%	11/15/37	300	382
America Movil SAB de CV	6.125%	3/30/40	1,210	1,572
America Movil SAB de CV	4.375%	7/16/42	425	437
American Tower Corp.	4.625%	4/1/15	75	81
American Tower Corp.	4.500%	1/15/18	1,400	1,550
American Tower Corp.	5.050%	9/1/20	205	229
AT&T Corp.	6.500%	3/15/29	100	124
AT&T Corp.	8.000%	11/15/31	1,251	1,933
AT&T Inc.	5.100%	9/15/14	1,575	1,714
AT&T Inc.	2.500%	8/15/15	2,285	2,406
AT&T Inc.	2.950%	5/15/16	160	172
AT&T Inc.	5.625%	6/15/16	600	703
AT&T Inc.	2.400%	8/15/16	2,445	2,585
AT&T Inc.	1.600%	2/15/17	500	513
AT&T Inc.	5.500%	2/1/18	460	556
AT&T Inc.	5.600%	5/15/18	250	307
AT&T Inc.	5.800%	2/15/19	325	404
AT&T Inc.	4.450%	5/15/21	485	571
AT&T Inc.	3.875%	8/15/21	615	696
AT&T Inc.	3.000%	2/15/22	750	792
AT&T Inc.	6.450%	6/15/34	1,000	1,307
AT&T Inc.	6.500%	9/1/37	875	1,164
AT&T Inc.	6.300%	1/15/38	1,785	2,346
AT&T Inc.	6.400%	5/15/38	675	900
AT&T Inc.	6.550%	2/15/39	410	556
AT&T Inc.	5.350%	9/1/40	1,755	2,115
AT&T Inc.	5.550%	8/15/41	360	449
AT&T Mobility LLC	7.125%	12/15/31	500	696
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	203
BellSouth Corp.	5.200%	12/15/16	250	290
BellSouth Corp.	6.875%	10/15/31	325	407
BellSouth Corp.	6.550%	6/15/34	700	848
BellSouth Corp.	6.000%	11/15/34	290	334
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,871
British Telecommunications plc	5.950%	1/15/18	615	736
British Telecommunications plc	9.625%	12/15/30	1,125	1,834
CBS Corp.	5.750%	4/15/20	360	435
CBS Corp.	4.300%	2/15/21	550	613
CBS Corp.	3.375%	3/1/22	725	756
CBS Corp.	7.875%	7/30/30	400	547
CBS Corp.	5.500%	5/15/33	200	221
CBS Corp.	4.850%	7/1/42	225	238

Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,580	1,698
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	835	889
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,492	2,095
CenturyLink Inc.	5.000%	2/15/15	150	159
CenturyLink Inc.	6.450%	6/15/21	785	885
CenturyLink Inc.	5.800%	3/15/22	875	952
CenturyLink Inc.	6.875%	1/15/28	150	160
CenturyLink Inc.	7.600%	9/15/39	850	900
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,656
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,115
Comcast Corp.	6.500%	1/15/15	700	790
Comcast Corp.	5.900%	3/15/16	1,265	1,473
Comcast Corp.	5.700%	7/1/19	1,730	2,120
Comcast Corp.	3.125%	7/15/22	100	104
Comcast Corp.	7.050%	3/15/33	1,000	1,316
Comcast Corp.	6.500%	11/15/35	1,075	1,388
Comcast Corp.	6.450%	3/15/37	50	65
Comcast Corp.	6.950%	8/15/37	1,220	1,660
Comcast Corp.	6.400%	5/15/38	600	779
Comcast Corp.	4.650%	7/15/42	100	107
COX Communications Inc.	5.450%	12/15/14	150	165
COX Communications Inc.	5.500%	10/1/15	600	683
7 COX Communications Inc.	8.375%	3/1/39	500	765
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	486
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,218
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,597
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	325	349
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	375	397
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,450	1,706
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	570
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,725	3,064
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	324
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	225	265
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	800	821
Discovery Communications LLC	5.050%	6/1/20	500	586
Discovery Communications LLC	4.375%	6/15/21	205	230
Discovery Communications LLC	3.300%	5/15/22	125	130
Discovery Communications LLC	4.950%	5/15/42	225	245
Embarq Corp.	7.082%	6/1/16	425	502
Embarq Corp.	7.995%	6/1/36	405	458
France Telecom SA	4.375%	7/8/14	525	555
France Telecom SA	2.750%	9/14/16	820	856
France Telecom SA	5.375%	7/8/19	1,025	1,195
France Telecom SA	4.125%	9/14/21	902	997

France Telecom SA	8.500%	3/1/31	785	1,181
France Telecom SA	5.375%	1/13/42	525	618
Grupo Televisa SAB	6.625%	3/18/25	450	585
Grupo Televisa SAB	6.625%	1/15/40	500	658
GTE Corp.	6.940%	4/15/28	325	425
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	424
NBCUniversal Media LLC	2.100%	4/1/14	550	561
NBCUniversal Media LLC	3.650%	4/30/15	200	215
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,493
NBCUniversal Media LLC	5.150%	4/30/20	175	208
NBCUniversal Media LLC	4.375%	4/1/21	205	232
NBCUniversal Media LLC	6.400%	4/30/40	350	445
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,332
New Cingular Wireless Services Inc.	8.750%	3/1/31	205	331
News America Inc.	5.300%	12/15/14	205	226
News America Inc.	6.900%	3/1/19	1,160	1,453
News America Inc.	5.650%	8/15/20	500	608
News America Inc.	4.500%	2/15/21	960	1,083
News America Inc.	6.550%	3/15/33	892	1,053
News America Inc.	6.200%	12/15/34	725	873
News America Inc.	6.400%	12/15/35	750	927
News America Inc.	8.150%	10/17/36	385	533
News America Inc.	6.900%	8/15/39	425	553
News America Inc.	6.150%	2/15/41	345	429
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	101
Omnicom Group Inc.	5.900%	4/15/16	50	58
Omnicom Group Inc.	4.450%	8/15/20	500	556
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,154
Pacific Bell Telephone Co.	7.125%	3/15/26	200	270
Qwest Corp.	6.500%	6/1/17	275	325
Qwest Corp.	6.750%	12/1/21	410	489
Qwest Corp.	7.250%	9/15/25	175	209
Qwest Corp.	6.875%	9/15/33	375	380
Qwest Corp.	7.125%	11/15/43	550	562
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	190
Reed Elsevier Capital Inc.	8.625%	1/15/19	405	519
Rogers Communications Inc.	6.375%	3/1/14	50	54
Rogers Communications Inc.	5.500%	3/15/14	845	904
Rogers Communications Inc.	6.800%	8/15/18	950	1,198
Telecom Italia Capital SA	5.250%	11/15/13	325	336
Telecom Italia Capital SA	6.175%	6/18/14	410	431
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,037
Telecom Italia Capital SA	5.250%	10/1/15	1,505	1,585
Telecom Italia Capital SA	7.175%	6/18/19	550	608
Telecom Italia Capital SA	6.375%	11/15/33	205	188
Telecom Italia Capital SA	7.721%	6/4/38	410	413
Telefonica Emisiones SAU	4.949%	1/15/15	625	639
Telefonica Emisiones SAU	3.729%	4/27/15	300	300
Telefonica Emisiones SAU	6.421%	6/20/16	475	502
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,064
Telefonica Emisiones SAU	5.134%	4/27/20	705	690
Telefonica Emisiones SAU	5.462%	2/16/21	350	345
Telefonica Emisiones SAU	7.045%	6/20/36	690	677
Telefonica Europe BV	8.250%	9/15/30	750	800
Thomson Reuters Corp.	5.700%	10/1/14	850	930
Thomson Reuters Corp.	6.500%	7/15/18	50	63
Thomson Reuters Corp.	4.700%	10/15/19	125	144

Thomson Reuters Corp.	5.500%	8/15/35	50	58
Thomson Reuters Corp.	5.850%	4/15/40	675	830
Time Warner Cable Inc.	7.500%	4/1/14	1,470	1,614
Time Warner Cable Inc.	3.500%	2/1/15	300	319
Time Warner Cable Inc.	5.850%	5/1/17	825	982
Time Warner Cable Inc.	8.250%	4/1/19	700	938
Time Warner Cable Inc.	5.000%	2/1/20	2,495	2,893
Time Warner Cable Inc.	6.550%	5/1/37	550	691
Time Warner Cable Inc.	6.750%	6/15/39	1,600	2,084
Time Warner Cable Inc.	5.875%	11/15/40	600	706
Time Warner Cable Inc.	5.500%	9/1/41	250	284
Time Warner Cable Inc.	4.500%	9/15/42	125	124
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,128
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	145
United States Cellular Corp.	6.700%	12/15/33	350	366
Verizon Communications Inc.	1.950%	3/28/14	2,610	2,670
Verizon Communications Inc.	5.550%	2/15/16	500	579
Verizon Communications Inc.	3.000%	4/1/16	380	410
Verizon Communications Inc.	2.000%	11/1/16	875	914
Verizon Communications Inc.	5.500%	4/1/17	50	60
Verizon Communications Inc.	5.500%	2/15/18	450	547
Verizon Communications Inc.	6.100%	4/15/18	305	381
Verizon Communications Inc.	8.750%	11/1/18	685	957
Verizon Communications Inc.	4.600%	4/1/21	790	939
Verizon Communications Inc.	3.500%	11/1/21	640	707
Verizon Communications Inc.	5.850%	9/15/35	500	634
Verizon Communications Inc.	6.250%	4/1/37	150	200
Verizon Communications Inc.	6.400%	2/15/38	410	555
Verizon Communications Inc.	6.900%	4/15/38	350	503
Verizon Communications Inc.	8.950%	3/1/39	1,250	2,177
Verizon Communications Inc.	7.350%	4/1/39	550	829
Verizon Communications Inc.	6.000%	4/1/41	445	590
Verizon Communications Inc.	4.750%	11/1/41	625	722
Verizon Global Funding Corp.	7.750%	12/1/30	1,135	1,688
Verizon Maryland Inc.	5.125%	6/15/33	1,000	1,089
Verizon New England Inc.	7.875%	11/15/29	250	329
Vodafone Group plc	5.000%	12/16/13	600	632
Vodafone Group plc	4.150%	6/10/14	412	436
Vodafone Group plc	5.750%	3/15/16	300	346
Vodafone Group plc	5.625%	2/27/17	2,060	2,451
Vodafone Group plc	1.625%	3/20/17	625	639
Vodafone Group plc	1.250%	9/26/17	850	851
Vodafone Group plc	4.625%	7/15/18	125	144
Vodafone Group plc	5.450%	6/10/19	275	340
Vodafone Group plc	2.500%	9/26/22	200	200
Vodafone Group plc	7.875%	2/15/30	425	633
Vodafone Group plc	6.250%	11/30/32	350	465
Vodafone Group plc	6.150%	2/27/37	280	377
Washington Post Co.	7.250%	2/1/19	150	178
WPP Finance 2010	4.750%	11/21/21	1,321	1,456

Consumer Cyclical (0.6%)
AutoZone Inc.	6.500%	1/15/14	300	321
AutoZone Inc.	5.750%	1/15/15	325	359
AutoZone Inc.	7.125%	8/1/18	650	812
BorgWarner Inc.	4.625%	9/15/20	50	55
Costco Wholesale Corp.	5.500%	3/15/17	475	574

CVS Caremark Corp.	4.875%	9/15/14	175	189
CVS Caremark Corp.	3.250%	5/18/15	705	750
CVS Caremark Corp.	5.750%	6/1/17	585	705
CVS Caremark Corp.	6.600%	3/15/19	575	735
CVS Caremark Corp.	6.250%	6/1/27	125	165
CVS Caremark Corp.	6.125%	9/15/39	125	163
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,575
Daimler Finance North America LLC	6.500%	11/15/13	375	400
7 Daimler Finance North America LLC	2.625%	9/15/16	225	233
Daimler Finance North America LLC	8.500%	1/18/31	655	1,031
Darden Restaurants Inc.	6.200%	10/15/17	150	175
Darden Restaurants Inc.	4.500%	10/15/21	670	715
Darden Restaurants Inc.	6.800%	10/15/37	480	582
eBay Inc.	0.875%	10/15/13	125	126
eBay Inc.	1.625%	10/15/15	125	129
eBay Inc.	1.350%	7/15/17	625	632
eBay Inc.	3.250%	10/15/20	125	135
eBay Inc.	2.600%	7/15/22	825	831
eBay Inc.	4.000%	7/15/42	75	73
Expedia Inc.	5.950%	8/15/20	1,150	1,265
Family Dollar Stores Inc.	5.000%	2/1/21	125	134
Ford Motor Co.	6.625%	10/1/28	575	647
Ford Motor Co.	6.375%	2/1/29	275	298
Ford Motor Co.	7.450%	7/16/31	1,075	1,333
Ford Motor Co.	7.400%	11/1/46	300	361
Ford Motor Credit Co. LLC	7.000%	10/1/13	1,750	1,851
Ford Motor Credit Co. LLC	8.000%	6/1/14	375	414
Ford Motor Credit Co. LLC	8.700%	10/1/14	275	311
Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,303
Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,092
Ford Motor Credit Co. LLC	2.750%	5/15/15	475	484
Ford Motor Credit Co. LLC	12.000%	5/15/15	375	466
Ford Motor Credit Co. LLC	5.625%	9/15/15	325	356
Ford Motor Credit Co. LLC	4.207%	4/15/16	350	371
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	210
Ford Motor Credit Co. LLC	8.000%	12/15/16	525	631
Ford Motor Credit Co. LLC	4.250%	2/3/17	300	318
Ford Motor Credit Co. LLC	6.625%	8/15/17	525	609
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	710
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	973
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	503
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	822
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,096
Gap Inc.	5.950%	4/12/21	600	670
Historic TW Inc.	9.150%	2/1/23	975	1,400
Historic TW Inc.	6.625%	5/15/29	200	249
Home Depot Inc.	5.250%	12/16/13	275	291
Home Depot Inc.	5.400%	3/1/16	1,305	1,511
Home Depot Inc.	4.400%	4/1/21	1,610	1,896
Home Depot Inc.	5.875%	12/16/36	745	983
Home Depot Inc.	5.950%	4/1/41	375	509
International Game Technology	7.500%	6/15/19	375	451
International Game Technology	5.500%	6/15/20	125	137
Johnson Controls Inc.	2.600%	12/1/16	150	158
Johnson Controls Inc.	5.000%	3/30/20	200	228
Johnson Controls Inc.	4.250%	3/1/21	745	806
Johnson Controls Inc.	3.750%	12/1/21	175	186

Johnson Controls Inc.	6.000%	1/15/36	125	150
Johnson Controls Inc.	5.700%	3/1/41	205	246
Johnson Controls Inc.	5.250%	12/1/41	100	114
Kohl's Corp.	6.250%	12/15/17	200	244
Kohl's Corp.	4.000%	11/1/21	845	921
Kohl's Corp.	6.000%	1/15/33	225	259
Kohl's Corp.	6.875%	12/15/37	100	133
Lowe's Cos. Inc.	5.000%	10/15/15	75	84
Lowe's Cos. Inc.	1.625%	4/15/17	925	944
Lowe's Cos. Inc.	6.100%	9/15/17	200	244
Lowe's Cos. Inc.	4.625%	4/15/20	445	513
Lowe's Cos. Inc.	3.750%	4/15/21	205	223
Lowe's Cos. Inc.	3.800%	11/15/21	250	275
Lowe's Cos. Inc.	3.120%	4/15/22	200	207
Lowe's Cos. Inc.	6.875%	2/15/28	367	479
Lowe's Cos. Inc.	5.800%	4/15/40	180	222
Lowe's Cos. Inc.	5.125%	11/15/41	100	115
Lowe's Cos. Inc.	4.650%	4/15/42	275	300
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,951
Macy's Retail Holdings Inc.	5.900%	12/1/16	325	380
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,239
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	162
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	560
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	331
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	27
Marriott International Inc.	6.200%	6/15/16	150	173
Marriott International Inc.	6.375%	6/15/17	50	59
Marriott International Inc.	3.000%	3/1/19	125	128
McDonald's Corp.	5.300%	3/15/17	400	470
McDonald's Corp.	5.800%	10/15/17	300	369
McDonald's Corp.	5.350%	3/1/18	555	680
McDonald's Corp.	2.625%	1/15/22	410	431
McDonald's Corp.	6.300%	3/1/38	300	426
McDonald's Corp.	5.700%	2/1/39	25	34
McDonald's Corp.	3.700%	2/15/42	1,225	1,261
Nordstrom Inc.	4.750%	5/1/20	600	698
Nordstrom Inc.	4.000%	10/15/21	585	659
Nordstrom Inc.	6.950%	3/15/28	200	266
Nordstrom Inc.	7.000%	1/15/38	150	218
NVR Inc.	3.950%	9/15/22	225	231
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.600%	3/15/17	400	408
PACCAR Inc.	6.875%	2/15/14	200	217
7 QVC Inc.	5.125%	7/2/22	25	26
Staples Inc.	9.750%	1/15/14	1,025	1,131
Target Corp.	5.375%	5/1/17	200	239
Target Corp.	6.000%	1/15/18	495	616
Target Corp.	3.875%	7/15/20	145	166
Target Corp.	7.000%	7/15/31	175	245
Target Corp.	6.350%	11/1/32	450	597
Target Corp.	7.000%	1/15/38	1,430	2,100
Target Corp.	4.000%	7/1/42	500	510
Time Warner Inc.	3.150%	7/15/15	860	917
Time Warner Inc.	4.875%	3/15/20	1,240	1,437
Time Warner Inc.	4.700%	1/15/21	700	804

Time Warner Inc.	4.750%	3/29/21	600	693
Time Warner Inc.	4.000%	1/15/22	205	227
Time Warner Inc.	7.625%	4/15/31	835	1,160
Time Warner Inc.	7.700%	5/1/32	590	825
Time Warner Inc.	6.200%	3/15/40	150	187
Time Warner Inc.	6.100%	7/15/40	825	1,020
Time Warner Inc.	6.250%	3/29/41	325	407
Time Warner Inc.	5.375%	10/15/41	205	232
TJX Cos. Inc.	6.950%	4/15/19	175	224
Toyota Motor Credit Corp.	1.000%	2/17/15	625	630
Toyota Motor Credit Corp.	3.200%	6/17/15	700	747
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	567
Toyota Motor Credit Corp.	2.000%	9/15/16	325	338
Toyota Motor Credit Corp.	2.050%	1/12/17	950	987
Toyota Motor Credit Corp.	4.250%	1/11/21	300	343
Toyota Motor Credit Corp.	3.400%	9/15/21	305	330
Toyota Motor Credit Corp.	3.300%	1/12/22	650	700
VF Corp.	5.950%	11/1/17	250	300
VF Corp.	3.500%	9/1/21	380	408
VF Corp.	6.450%	11/1/37	150	204
Viacom Inc.	4.375%	9/15/14	350	374
Viacom Inc.	1.250%	2/27/15	400	404
Viacom Inc.	2.500%	12/15/16	250	263
Viacom Inc.	3.500%	4/1/17	540	590
Viacom Inc.	5.625%	9/15/19	650	781
Viacom Inc.	4.500%	3/1/21	245	278
Viacom Inc.	3.875%	12/15/21	75	82
Viacom Inc.	3.125%	6/15/22	75	77
Viacom Inc.	6.875%	4/30/36	1,065	1,410
Wal-Mart Stores Inc.	1.625%	4/15/14	265	270
Wal-Mart Stores Inc.	3.200%	5/15/14	550	576
Wal-Mart Stores Inc.	4.500%	7/1/15	450	499
Wal-Mart Stores Inc.	1.500%	10/25/15	615	633
Wal-Mart Stores Inc.	5.375%	4/5/17	200	239
Wal-Mart Stores Inc.	5.800%	2/15/18	405	504
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,256
Wal-Mart Stores Inc.	4.250%	4/15/21	915	1,076
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,175
Wal-Mart Stores Inc.	5.250%	9/1/35	265	328
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,373
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,289
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,720
Walgreen Co.	5.250%	1/15/19	830	974
Walt Disney Co.	4.500%	12/15/13	330	346
Walt Disney Co.	0.875%	12/1/14	1,125	1,137
Walt Disney Co.	1.350%	8/16/16	165	169
Walt Disney Co.	5.625%	9/15/16	500	594
Walt Disney Co.	4.375%	8/16/41	225	259
Walt Disney Co.	4.125%	12/1/41	1,350	1,504
Western Union Co.	6.500%	2/26/14	300	324
Western Union Co.	5.930%	10/1/16	400	471
Western Union Co.	6.200%	11/17/36	325	370
Wyndham Worldwide Corp.	2.950%	3/1/17	425	429
Wyndham Worldwide Corp.	4.250%	3/1/22	500	508
Yum! Brands Inc.	5.300%	9/15/19	479	560

Yum! Brands Inc.	6.875%	11/15/37	750	1,036

Consumer Noncyclical (1.2%)
Abbott Laboratories	4.350%	3/15/14	250	264
Abbott Laboratories	5.875%	5/15/16	1,965	2,315
Abbott Laboratories	5.600%	11/30/17	475	582
Abbott Laboratories	5.125%	4/1/19	310	373
Abbott Laboratories	6.150%	11/30/37	925	1,288
Abbott Laboratories	6.000%	4/1/39	325	456
Abbott Laboratories	5.300%	5/27/40	245	318
Allergan Inc.	5.750%	4/1/16	125	145
Altria Group Inc.	8.500%	11/10/13	1,530	1,661
Altria Group Inc.	9.700%	11/10/18	1,372	1,962
Altria Group Inc.	9.250%	8/6/19	613	868
Altria Group Inc.	9.950%	11/10/38	685	1,146
Altria Group Inc.	10.200%	2/6/39	1,175	2,013
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,345
AmerisourceBergen Corp.	3.500%	11/15/21	150	161
Amgen Inc.	1.875%	11/15/14	390	401
Amgen Inc.	4.850%	11/18/14	500	544
Amgen Inc.	2.300%	6/15/16	505	528
Amgen Inc.	2.500%	11/15/16	390	411
Amgen Inc.	2.125%	5/15/17	625	646
Amgen Inc.	5.850%	6/1/17	125	149
Amgen Inc.	5.700%	2/1/19	780	937
Amgen Inc.	3.450%	10/1/20	275	290
Amgen Inc.	4.100%	6/15/21	610	666
Amgen Inc.	3.875%	11/15/21	390	420
Amgen Inc.	3.625%	5/15/22	625	662
Amgen Inc.	6.375%	6/1/37	400	501
Amgen Inc.	6.900%	6/1/38	500	667
Amgen Inc.	6.400%	2/1/39	700	888
Amgen Inc.	4.950%	10/1/41	100	105
Amgen Inc.	5.150%	11/15/41	695	773
Amgen Inc.	5.650%	6/15/42	750	891
Amgen Inc.	5.375%	5/15/43	250	290
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	303
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,250
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	662
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	890
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	1,005
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	320
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,595
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,197
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	494
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,276
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	813
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	175
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,224
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	357
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	753
Archer-Daniels-Midland Co.	4.479%	3/1/21	755	872
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	435
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	274
Archer-Daniels-Midland Co.	5.765%	3/1/41	830	1,078
AstraZeneca plc	5.400%	6/1/14	875	948
AstraZeneca plc	5.900%	9/15/17	285	350

AstraZeneca plc	6.450%	9/15/37	2,205	3,019
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	113
Baxter International Inc.	4.625%	3/15/15	250	274
Baxter International Inc.	5.900%	9/1/16	150	179
Baxter International Inc.	1.850%	1/15/17	150	156
Baxter International Inc.	2.400%	8/15/22	200	202
Baxter International Inc.	6.250%	12/1/37	100	139
Baxter International Inc.	3.650%	8/15/42	150	151
Beam Inc.	6.375%	6/15/14	153	167
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	3.250%	5/15/22	25	26
Beam Inc.	5.875%	1/15/36	250	298
Becton Dickinson & Co.	1.750%	11/8/16	60	62
Becton Dickinson & Co.	5.000%	5/15/19	50	59
Becton Dickinson & Co.	3.250%	11/12/20	875	949
Becton Dickinson & Co.	3.125%	11/8/21	440	471
Boston Scientific Corp.	4.500%	1/15/15	505	540
Boston Scientific Corp.	6.250%	11/15/15	600	682
Boston Scientific Corp.	6.000%	1/15/20	450	535
Boston Scientific Corp.	7.000%	11/15/35	75	96
Boston Scientific Corp.	7.375%	1/15/40	150	207
Bottling Group LLC	5.000%	11/15/13	100	105
Bottling Group LLC	6.950%	3/15/14	500	546
Bottling Group LLC	5.500%	4/1/16	1,275	1,470
Bottling Group LLC	5.125%	1/15/19	525	625
Bristol-Myers Squibb Co.	5.450%	5/1/18	610	740
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	559
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	843
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	229
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	208
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	367
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	320
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	262
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	979
Campbell Soup Co.	3.050%	7/15/17	50	54
Campbell Soup Co.	4.250%	4/15/21	250	285
Campbell Soup Co.	3.800%	8/2/42	200	198
Cardinal Health Inc.	4.000%	6/15/15	100	108
Cardinal Health Inc.	4.625%	12/15/20	515	587
CareFusion Corp.	5.125%	8/1/14	1,100	1,177
CareFusion Corp.	6.375%	8/1/19	240	288
Celgene Corp.	2.450%	10/15/15	75	78
Celgene Corp.	1.900%	8/15/17	250	253
Celgene Corp.	3.950%	10/15/20	50	54
Celgene Corp.	3.250%	8/15/22	500	504
Celgene Corp.	5.700%	10/15/40	75	86
Church & Dwight Co. Inc.	3.350%	12/15/15	100	106
Clorox Co.	3.550%	11/1/15	325	351
Clorox Co.	3.800%	11/15/21	175	189
Coca-Cola Co.	0.750%	11/15/13	1,050	1,055
Coca-Cola Co.	0.750%	3/13/15	525	528
Coca-Cola Co.	1.500%	11/15/15	920	947
Coca-Cola Co.	5.350%	11/15/17	175	212
Coca-Cola Co.	4.875%	3/15/19	725	867
Coca-Cola Co.	3.150%	11/15/20	1,052	1,152
Coca-Cola Co.	3.300%	9/1/21	1,210	1,345

Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	211
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	644
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	113
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	648
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	657
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	325
Colgate-Palmolive Co.	0.600%	11/15/14	130	131
Colgate-Palmolive Co.	1.300%	1/15/17	525	535
Colgate-Palmolive Co.	2.450%	11/15/21	165	172
ConAgra Foods Inc.	5.875%	4/15/14	275	296
ConAgra Foods Inc.	7.125%	10/1/26	50	66
ConAgra Foods Inc.	7.000%	10/1/28	100	128
Covidien International Finance SA	1.350%	5/29/15	175	177
Covidien International Finance SA	6.000%	10/15/17	330	406
Covidien International Finance SA	6.550%	10/15/37	630	901
CR Bard Inc.	4.400%	1/15/21	165	191
CR Bard Inc.	6.700%	12/1/26	450	593
Delhaize Group SA	5.875%	2/1/14	250	263
Delhaize Group SA	6.500%	6/15/17	165	184
Delhaize Group SA	5.700%	10/1/40	300	266
Diageo Capital plc	1.500%	5/11/17	2,600	2,646
Diageo Capital plc	5.750%	10/23/17	690	841
Diageo Finance BV	5.300%	10/28/15	625	709
Diageo Investment Corp.	2.875%	5/11/22	300	313
Diageo Investment Corp.	4.250%	5/11/42	150	164
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,277
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Eli Lilly & Co.	5.500%	3/15/27	625	809
Eli Lilly & Co.	5.950%	11/15/37	165	225
Energizer Holdings Inc.	4.700%	5/19/21	150	159
Energizer Holdings Inc.	4.700%	5/24/22	400	425
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	225
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	25
Express Scripts Holding Co.	6.250%	6/15/14	175	191
7 Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,325
7 Express Scripts Holding Co.	2.650%	2/15/17	725	762
7 Express Scripts Holding Co.	4.750%	11/15/21	650	751
7 Express Scripts Holding Co.	3.900%	2/15/22	225	245
7 Express Scripts Holding Co.	6.125%	11/15/41	550	716
Flowers Foods Inc.	4.375%	4/1/22	175	181
Genentech Inc.	4.750%	7/15/15	150	166
Genentech Inc.	5.250%	7/15/35	1,000	1,210
General Mills Inc.	5.200%	3/17/15	875	969
General Mills Inc.	5.700%	2/15/17	575	685
General Mills Inc.	5.650%	2/15/19	875	1,065
General Mills Inc.	3.150%	12/15/21	425	441
General Mills Inc.	5.400%	6/15/40	245	299
Gilead Sciences Inc.	2.400%	12/1/14	300	311
Gilead Sciences Inc.	3.050%	12/1/16	25	27
Gilead Sciences Inc.	4.500%	4/1/21	300	340
Gilead Sciences Inc.	4.400%	12/1/21	800	905
Gilead Sciences Inc.	5.650%	12/1/41	250	313
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	495	609
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	372
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	3,045
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,907
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	208

Hasbro Inc.	6.300%	9/15/17	550	646
Hasbro Inc.	6.350%	3/15/40	1,000	1,194
Hershey Co.	5.450%	9/1/16	150	174
Hershey Co.	1.500%	11/1/16	200	206
Hershey Co.	4.125%	12/1/20	190	215
HJ Heinz Co.	2.000%	9/12/16	350	363
HJ Heinz Co.	1.500%	3/1/17	250	254
HJ Heinz Co.	2.850%	3/1/22	200	205
Hormel Foods Corp.	4.125%	4/15/21	75	85
Hospira Inc.	5.900%	6/15/14	200	215
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	56
Ingredion Inc.	6.625%	4/15/37	75	93
JM Smucker Co.	3.500%	10/15/21	130	139
Johnson & Johnson	1.200%	5/15/14	165	167
Johnson & Johnson	5.150%	7/15/18	125	153
Johnson & Johnson	6.730%	11/15/23	245	352
Johnson & Johnson	6.950%	9/1/29	100	147
Johnson & Johnson	4.950%	5/15/33	550	682
Johnson & Johnson	5.950%	8/15/37	245	348
Johnson & Johnson	5.850%	7/15/38	325	462
Kaiser Foundation Hospitals	3.500%	4/1/22	100	106
Kaiser Foundation Hospitals	4.875%	4/1/42	200	226
Kellogg Co.	1.125%	5/15/15	200	202
Kellogg Co.	1.875%	11/17/16	1,275	1,314
Kellogg Co.	1.750%	5/17/17	100	102
Kellogg Co.	4.150%	11/15/19	250	283
Kellogg Co.	4.000%	12/15/20	370	415
Kellogg Co.	3.125%	5/17/22	175	183
Kellogg Co.	7.450%	4/1/31	150	211
Kimberly-Clark Corp.	4.875%	8/15/15	650	728
Kimberly-Clark Corp.	6.125%	8/1/17	200	248
Kimberly-Clark Corp.	3.625%	8/1/20	250	278
Kimberly-Clark Corp.	3.875%	3/1/21	560	635
Kimberly-Clark Corp.	5.300%	3/1/41	725	946
Koninklijke Philips Electronics NV	5.750%	3/11/18	750	911
Koninklijke Philips Electronics NV	3.750%	3/15/22	500	542
Koninklijke Philips Electronics NV	6.875%	3/11/38	405	557
Koninklijke Philips Electronics NV	5.000%	3/15/42	585	664
7 Kraft Foods Group Inc.	1.625%	6/4/15	200	203
7 Kraft Foods Group Inc.	2.250%	6/5/17	500	518
7 Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,425
7 Kraft Foods Group Inc.	5.375%	2/10/20	78	93
7 Kraft Foods Group Inc.	3.500%	6/6/22	300	318
7 Kraft Foods Group Inc.	5.000%	6/4/42	900	1,013
Kroger Co.	4.950%	1/15/15	500	545
Kroger Co.	3.900%	10/1/15	350	380
Kroger Co.	2.200%	1/15/17	525	538
Kroger Co.	6.400%	8/15/17	165	199
Kroger Co.	6.150%	1/15/20	410	501
Kroger Co.	8.000%	9/15/29	750	999
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	366
Laboratory Corp. of America Holdings	4.625%	11/15/20	765	849
Life Technologies Corp.	4.400%	3/1/15	225	240
Life Technologies Corp.	3.500%	1/15/16	50	53
Life Technologies Corp.	6.000%	3/1/20	610	727
Life Technologies Corp.	5.000%	1/15/21	1,100	1,246

Lorillard Tobacco Co.	3.500%	8/4/16	75	80
Lorillard Tobacco Co.	8.125%	6/23/19	450	579
Lorillard Tobacco Co.	7.000%	8/4/41	75	90
Mattel Inc.	5.450%	11/1/41	130	145
McCormick & Co. Inc.	3.900%	7/15/21	100	111
McKesson Corp.	3.250%	3/1/16	1,175	1,262
McKesson Corp.	4.750%	3/1/21	485	561
McKesson Corp.	6.000%	3/1/41	125	171
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	713
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	482
Medco Health Solutions Inc.	2.750%	9/15/15	50	52
Medco Health Solutions Inc.	7.125%	3/15/18	805	1,011
Medco Health Solutions Inc.	4.125%	9/15/20	410	451
Medtronic Inc.	3.000%	3/15/15	630	666
Medtronic Inc.	4.750%	9/15/15	550	615
Medtronic Inc.	4.450%	3/15/20	175	203
Medtronic Inc.	4.125%	3/15/21	410	466
Medtronic Inc.	5.550%	3/15/40	75	95
Medtronic Inc.	4.500%	3/15/42	75	85
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	117
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	650	652
Merck & Co. Inc.	5.300%	12/1/13	205	217
Merck & Co. Inc.	4.750%	3/1/15	275	303
Merck & Co. Inc.	4.000%	6/30/15	760	834
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,328
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	5.000%	6/30/19	580	702
Merck & Co. Inc.	3.875%	1/15/21	350	398
Merck & Co. Inc.	2.400%	9/15/22	600	606
Merck & Co. Inc.	6.400%	3/1/28	225	311
Merck & Co. Inc.	5.950%	12/1/28	250	333
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,858
Merck & Co. Inc.	5.850%	6/30/39	100	137
Merck & Co. Inc.	3.600%	9/15/42	150	150
Molson Coors Brewing Co.	2.000%	5/1/17	125	129
Molson Coors Brewing Co.	3.500%	5/1/22	75	79
Molson Coors Brewing Co.	5.000%	5/1/42	275	308
Mondelez Interanational Inc.	6.875%	1/26/39	250	347
Mondelez International Inc.	6.750%	2/19/14	125	135
Mondelez International Inc.	4.125%	2/9/16	1,835	2,019
Mondelez International Inc.	6.500%	8/11/17	525	646
Mondelez International Inc.	6.125%	2/1/18	410	501
Mondelez International Inc.	5.375%	2/10/20	482	582
Mondelez International Inc.	6.500%	11/1/31	875	1,121
Mondelez International Inc.	7.000%	8/11/37	725	1,015
Mondelez International Inc.	6.875%	2/1/38	700	974
Mondelez International Inc.	6.500%	2/9/40	1,130	1,537
New York University Hospitals Center GO	4.428%	7/1/42	200	204
Novant Health Inc.	5.850%	11/1/19	300	351
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,049
Novartis Capital Corp.	2.900%	4/24/15	655	695
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,752
PepsiAmericas Inc.	5.000%	5/15/17	450	526
PepsiCo Inc.	0.875%	10/25/13	615	619

PepsiCo Inc.	3.750%	3/1/14	175	183
PepsiCo Inc.	2.500%	5/10/16	410	434
PepsiCo Inc.	1.250%	8/13/17	500	504
PepsiCo Inc.	5.000%	6/1/18	775	922
PepsiCo Inc.	7.900%	11/1/18	1,725	2,341
PepsiCo Inc.	3.000%	8/25/21	1,070	1,135
PepsiCo Inc.	4.875%	11/1/40	165	196
PepsiCo Inc.	3.600%	8/13/42	1,000	979
PerkinElmer Inc.	5.000%	11/15/21	165	183
Pfizer Inc.	5.350%	3/15/15	3,235	3,615
Pfizer Inc.	6.200%	3/15/19	1,535	1,957
Pfizer Inc.	7.200%	3/15/39	410	641
Philip Morris International Inc.	6.875%	3/17/14	785	859
Philip Morris International Inc.	1.625%	3/20/17	200	205
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	5.650%	5/16/18	685	840
Philip Morris International Inc.	4.125%	5/17/21	370	418
Philip Morris International Inc.	6.375%	5/16/38	825	1,141
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,721
Philip Morris International Inc.	4.500%	3/20/42	175	193
Philip Morris International Inc.	3.875%	8/21/42	75	75
4 Procter & Gamble - Esop	9.360%	1/1/21	839	1,134
Procter & Gamble Co.	0.700%	8/15/14	410	413
Procter & Gamble Co.	4.950%	8/15/14	100	109
Procter & Gamble Co.	3.500%	2/15/15	525	562
Procter & Gamble Co.	4.700%	2/15/19	485	576
Procter & Gamble Co.	6.450%	1/15/26	600	829
Procter & Gamble Co.	5.550%	3/5/37	805	1,089
Quest Diagnostics Inc.	5.450%	11/1/15	250	280
Quest Diagnostics Inc.	4.700%	4/1/21	465	526
Ralcorp Holdings Inc.	6.625%	8/15/39	600	641
Reynolds American Inc.	6.750%	6/15/17	100	121
Reynolds American Inc.	7.750%	6/1/18	500	629
Safeway Inc.	6.250%	3/15/14	300	320
Safeway Inc.	3.400%	12/1/16	50	52
Safeway Inc.	3.950%	8/15/20	1,255	1,222
Safeway Inc.	4.750%	12/1/21	25	25
Safeway Inc.	7.250%	2/1/31	50	53
Sanofi	1.625%	3/28/14	125	127
Sanofi	2.625%	3/29/16	1,400	1,485
Sanofi	4.000%	3/29/21	1,110	1,268
St. Jude Medical Inc.	3.750%	7/15/14	425	448
St. Jude Medical Inc.	4.875%	7/15/19	75	86
Stryker Corp.	3.000%	1/15/15	100	105
Stryker Corp.	2.000%	9/30/16	315	328
Stryker Corp.	4.375%	1/15/20	100	115
Sysco Corp.	5.250%	2/12/18	300	361
Sysco Corp.	5.375%	9/21/35	500	634
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	411
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	201
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	239
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	368
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	270	276
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	105
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	423
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,537

Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	570
Tyson Foods Inc.	4.500%	6/15/22	700	733
Unilever Capital Corp.	3.650%	2/15/14	275	287
Unilever Capital Corp.	2.750%	2/10/16	500	533
Unilever Capital Corp.	4.800%	2/15/19	150	177
Unilever Capital Corp.	4.250%	2/10/21	805	939
UST LLC	5.750%	3/1/18	250	299
Watson Pharmaceuticals Inc.	1.875%	10/1/17	250	253
Watson Pharmaceuticals Inc.	3.250%	10/1/22	450	456
Watson Pharmaceuticals Inc.	4.625%	10/1/42	100	102
Whirlpool Corp.	5.500%	3/1/13	250	255
Whirlpool Corp.	4.700%	6/1/22	325	342
Wyeth LLC	5.500%	2/15/16	410	475
Wyeth LLC	6.450%	2/1/24	800	1,093
Wyeth LLC	6.500%	2/1/34	500	697
Wyeth LLC	6.000%	2/15/36	1,225	1,645
Wyeth LLC	5.950%	4/1/37	460	618
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	235
Zimmer Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Holdings Inc.	5.750%	11/30/39	400	492

Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	933
Anadarko Petroleum Corp.	7.625%	3/15/14	300	328
Anadarko Petroleum Corp.	5.750%	6/15/14	125	134
Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,738
Anadarko Petroleum Corp.	6.375%	9/15/17	275	332
Anadarko Petroleum Corp.	6.950%	6/15/19	50	63
Anadarko Petroleum Corp.	6.450%	9/15/36	650	809
Anadarko Petroleum Corp.	7.950%	6/15/39	125	180
Anadarko Petroleum Corp.	6.200%	3/15/40	910	1,116
Apache Corp.	5.625%	1/15/17	75	89
Apache Corp.	1.750%	4/15/17	300	311
Apache Corp.	6.900%	9/15/18	500	645
Apache Corp.	3.625%	2/1/21	965	1,066
Apache Corp.	3.250%	4/15/22	425	457
Apache Corp.	6.000%	1/15/37	725	968
Apache Corp.	5.100%	9/1/40	100	119
Apache Corp.	4.750%	4/15/43	400	459
Apache Finance Canada Corp.	7.750%	12/15/29	225	326
Baker Hughes Inc.	3.200%	8/15/21	205	223
Baker Hughes Inc.	6.875%	1/15/29	400	545
Baker Hughes Inc.	5.125%	9/15/40	795	976
BJ Services Co.	6.000%	6/1/18	100	124
BP Capital Markets plc	5.250%	11/7/13	750	789
BP Capital Markets plc	3.625%	5/8/14	300	315
BP Capital Markets plc	3.875%	3/10/15	250	268
BP Capital Markets plc	3.125%	10/1/15	800	853
BP Capital Markets plc	3.200%	3/11/16	1,830	1,963
BP Capital Markets plc	1.846%	5/5/17	1,375	1,404
BP Capital Markets plc	4.750%	3/10/19	750	873
BP Capital Markets plc	4.500%	10/1/20	950	1,099
BP Capital Markets plc	4.742%	3/11/21	1,260	1,475
BP Capital Markets plc	3.561%	11/1/21	1,050	1,135
BP Capital Markets plc	3.245%	5/6/22	50	53
Burlington Resources Finance Co.	7.400%	12/1/31	600	881

Cameron International Corp.	1.600%	4/30/15	350	355
Cameron International Corp.	3.600%	4/30/22	775	798
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	406
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	191
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	730
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	134
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	691
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	522
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	556
Cenovus Energy Inc.	4.500%	9/15/14	410	440
Cenovus Energy Inc.	5.700%	10/15/19	475	581
Cenovus Energy Inc.	3.000%	8/15/22	100	102
Cenovus Energy Inc.	6.750%	11/15/39	750	1,024
Cenovus Energy Inc.	4.450%	9/15/42	325	339
Chevron Corp.	3.950%	3/3/14	500	525
Chevron Corp.	4.950%	3/3/19	475	575
ConocoPhillips	4.750%	2/1/14	66	70
ConocoPhillips	4.600%	1/15/15	1,610	1,758
ConocoPhillips	5.750%	2/1/19	1,985	2,472
ConocoPhillips	6.000%	1/15/20	330	423
ConocoPhillips	5.900%	10/15/32	150	196
ConocoPhillips	5.900%	5/15/38	305	411
ConocoPhillips	6.500%	2/1/39	410	593
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	519
ConocoPhillips Holding Co.	6.950%	4/15/29	275	390
Devon Energy Corp.	5.625%	1/15/14	525	558
Devon Energy Corp.	2.400%	7/15/16	100	104
Devon Energy Corp.	4.000%	7/15/21	975	1,079
Devon Energy Corp.	7.950%	4/15/32	25	37
Devon Energy Corp.	5.600%	7/15/41	1,310	1,551
Devon Financing Corp. ULC	7.875%	9/30/31	425	613
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	111
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	93
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	296
Encana Corp.	4.750%	10/15/13	25	26
Encana Corp.	3.900%	11/15/21	890	938
Encana Corp.	7.200%	11/1/31	625	762
Encana Corp.	5.150%	11/15/41	50	52
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	54
EOG Resources Inc.	6.125%	10/1/13	575	607
EOG Resources Inc.	2.500%	2/1/16	1,495	1,576
EOG Resources Inc.	5.625%	6/1/19	275	338
EOG Resources Inc.	4.100%	2/1/21	150	170
EQT Corp.	8.125%	6/1/19	400	484
FMC Technologies Inc.	2.000%	10/1/17	200	202
FMC Technologies Inc.	3.450%	10/1/22	125	127
Halliburton Co.	3.250%	11/15/21	40	43
Halliburton Co.	6.700%	9/15/38	80	114
Halliburton Co.	7.450%	9/15/39	450	687
Halliburton Co.	4.500%	11/15/41	730	817
Hess Corp.	8.125%	2/15/19	1,395	1,836
Hess Corp.	7.875%	10/1/29	150	208
Hess Corp.	7.125%	3/15/33	375	497
Hess Corp.	5.600%	2/15/41	400	465
Husky Energy Inc.	7.250%	12/15/19	505	651
Husky Energy Inc.	3.950%	4/15/22	775	827
Husky Energy Inc.	6.800%	9/15/37	100	131

Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,295
Kerr-McGee Corp.	7.875%	9/15/31	150	201
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,437
Marathon Petroleum Corp.	3.500%	3/1/16	400	426
Marathon Petroleum Corp.	5.125%	3/1/21	750	864
Marathon Petroleum Corp.	6.500%	3/1/41	150	183
Murphy Oil Corp.	4.000%	6/1/22	150	159
Nabors Industries Inc.	6.150%	2/15/18	870	1,022
Nabors Industries Inc.	9.250%	1/15/19	600	786
Nabors Industries Inc.	5.000%	9/15/20	100	110
Nexen Inc.	7.875%	3/15/32	100	137
Nexen Inc.	5.875%	3/10/35	410	485
Nexen Inc.	6.400%	5/15/37	200	256
Nexen Inc.	7.500%	7/30/39	625	893
Noble Energy Inc.	8.250%	3/1/19	965	1,252
Noble Energy Inc.	4.150%	12/15/21	375	406
Noble Energy Inc.	6.000%	3/1/41	75	91
Noble Holding International Ltd.	3.450%	8/1/15	75	79
Noble Holding International Ltd.	3.050%	3/1/16	310	323
Noble Holding International Ltd.	2.500%	3/15/17	225	231
Noble Holding International Ltd.	4.900%	8/1/20	200	223
Noble Holding International Ltd.	3.950%	3/15/22	100	105
Noble Holding International Ltd.	6.200%	8/1/40	200	233
Noble Holding International Ltd.	6.050%	3/1/41	300	349
Noble Holding International Ltd.	5.250%	3/15/42	225	241
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,291
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,666
Occidental Petroleum Corp.	4.100%	2/1/21	200	230
Occidental Petroleum Corp.	3.125%	2/15/22	750	803
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	7.875%	6/15/26	100	143
Petro-Canada	5.350%	7/15/33	450	502
Petro-Canada	5.950%	5/15/35	500	609
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,134
7 Phillips 66	1.950%	3/5/15	325	333
7 Phillips 66	2.950%	5/1/17	875	926
7 Phillips 66	4.300%	4/1/22	675	739
7 Phillips 66	5.875%	5/1/42	425	509
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,142
Pride International Inc.	6.875%	8/15/20	1,400	1,772
Rowan Cos. Inc.	5.000%	9/1/17	500	551
Rowan Cos. Inc.	7.875%	8/1/19	125	154
Shell International Finance BV	4.000%	3/21/14	600	631
Shell International Finance BV	3.100%	6/28/15	1,075	1,149
Shell International Finance BV	3.250%	9/22/15	200	216
Shell International Finance BV	5.200%	3/22/17	300	355
Shell International Finance BV	1.125%	8/21/17	600	603
Shell International Finance BV	4.300%	9/22/19	1,000	1,171
Shell International Finance BV	4.375%	3/25/20	275	323
Shell International Finance BV	2.375%	8/21/22	800	807
Shell International Finance BV	6.375%	12/15/38	820	1,184
Shell International Finance BV	5.500%	3/25/40	750	988
Shell International Finance BV	3.625%	8/21/42	450	456
7 Southwestern Energy Co.	4.100%	3/15/22	200	212
Suncor Energy Inc.	6.100%	6/1/18	100	123
Suncor Energy Inc.	6.500%	6/15/38	2,070	2,748
Suncor Energy Inc.	6.850%	6/1/39	610	840

Talisman Energy Inc.	5.125%	5/15/15	100	108
Talisman Energy Inc.	7.750%	6/1/19	615	781
Talisman Energy Inc.	3.750%	2/1/21	350	365
Talisman Energy Inc.	6.250%	2/1/38	500	596
Tosco Corp.	8.125%	2/15/30	1,150	1,740
Total Capital Canada Ltd.	1.625%	1/28/14	575	585
Total Capital International SA	1.550%	6/28/17	875	891
Total Capital International SA	2.875%	2/17/22	800	836
Total Capital International SA	2.700%	1/25/23	200	204
Total Capital SA	3.000%	6/24/15	575	612
Total Capital SA	2.300%	3/15/16	1,060	1,110
Total Capital SA	4.450%	6/24/20	425	495
Total Capital SA	4.125%	1/28/21	512	584
Transocean Inc.	4.950%	11/15/15	2,025	2,217
Transocean Inc.	2.500%	10/15/17	100	101
Transocean Inc.	6.000%	3/15/18	925	1,081
Transocean Inc.	6.500%	11/15/20	200	239
Transocean Inc.	3.800%	10/15/22	325	327
Transocean Inc.	7.500%	4/15/31	300	371
Valero Energy Corp.	4.500%	2/1/15	75	81
Valero Energy Corp.	6.125%	6/15/17	213	258
Valero Energy Corp.	6.125%	2/1/20	150	181
Valero Energy Corp.	7.500%	4/15/32	875	1,094
Valero Energy Corp.	6.625%	6/15/37	855	1,033
Weatherford International Inc.	6.800%	6/15/37	400	435
Weatherford International Ltd.	6.000%	3/15/18	400	459
Weatherford International Ltd.	9.625%	3/1/19	775	1,010
Weatherford International Ltd.	4.500%	4/15/22	775	810
Weatherford International Ltd.	6.500%	8/1/36	800	860
XTO Energy Inc.	5.750%	12/15/13	900	958
XTO Energy Inc.	6.250%	8/1/17	400	504

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	700	780
Cintas Corp. No 2	6.125%	12/1/17	225	273
Cintas Corp. No 2	3.250%	6/1/22	150	155
Fluor Corp.	3.375%	9/15/21	150	160
Massachusetts Institute of Technology GO	5.600%	7/1/2111	400	578
7 URS Corp.	5.000%	4/1/22	325	332

Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	211
Adobe Systems Inc.	4.750%	2/1/20	325	367
Agilent Technologies Inc.	5.500%	9/14/15	550	619
Agilent Technologies Inc.	6.500%	11/1/17	350	428
Agilent Technologies Inc.	3.200%	10/1/22	300	303
Altera Corp.	1.750%	5/15/17	150	154
Amphenol Corp.	4.750%	11/15/14	200	215
Amphenol Corp.	4.000%	2/1/22	75	79
Analog Devices Inc.	5.000%	7/1/14	175	189
Analog Devices Inc.	3.000%	4/15/16	50	54
Applied Materials Inc.	2.650%	6/15/16	75	79
Applied Materials Inc.	4.300%	6/15/21	685	776
Applied Materials Inc.	5.850%	6/15/41	125	157
Arrow Electronics Inc.	3.375%	11/1/15	600	627
BMC Software Inc.	7.250%	6/1/18	175	211
Broadcom Corp.	1.500%	11/1/13	100	101

Broadcom Corp.	2.700%	11/1/18	1,115	1,193
CA Inc.	6.125%	12/1/14	500	550
CA Inc.	5.375%	12/1/19	205	235
Cisco Systems Inc.	1.625%	3/14/14	2,360	2,405
Cisco Systems Inc.	5.500%	2/22/16	500	582
Cisco Systems Inc.	4.950%	2/15/19	125	150
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,669
Cisco Systems Inc.	5.900%	2/15/39	425	564
Cisco Systems Inc.	5.500%	1/15/40	905	1,163
Computer Sciences Corp.	6.500%	3/15/18	125	145
Corning Inc.	6.625%	5/15/19	50	63
Corning Inc.	4.700%	3/15/37	850	900
Corning Inc.	5.750%	8/15/40	340	413
Dell Inc.	2.100%	4/1/14	400	406
Dell Inc.	2.300%	9/10/15	75	78
Dell Inc.	5.650%	4/15/18	900	1,048
Dell Inc.	5.875%	6/15/19	175	207
Dun & Bradstreet Corp.	2.875%	11/15/15	150	155
Equifax Inc.	6.300%	7/1/17	125	148
Fiserv Inc.	3.125%	10/1/15	150	157
Fiserv Inc.	3.125%	6/15/16	585	615
Fiserv Inc.	6.800%	11/20/17	475	571
Google Inc.	1.250%	5/19/14	330	335
Google Inc.	2.125%	5/19/16	50	53
Google Inc.	3.625%	5/19/21	350	395
Harris Corp.	5.000%	10/1/15	425	471
Harris Corp.	6.150%	12/15/40	25	31
Hewlett-Packard Co.	6.125%	3/1/14	3,050	3,258
Hewlett-Packard Co.	1.550%	5/30/14	750	754
Hewlett-Packard Co.	2.125%	9/13/15	575	584
Hewlett-Packard Co.	2.200%	12/1/15	325	331
Hewlett-Packard Co.	3.000%	9/15/16	325	336
Hewlett-Packard Co.	5.400%	3/1/17	225	252
Hewlett-Packard Co.	2.600%	9/15/17	350	351
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,167
Hewlett-Packard Co.	3.750%	12/1/20	700	708
Hewlett-Packard Co.	4.375%	9/15/21	650	666
Hewlett-Packard Co.	4.650%	12/9/21	675	704
Hewlett-Packard Co.	4.050%	9/15/22	150	152
Hewlett-Packard Co.	6.000%	9/15/41	1,110	1,188
Intel Corp.	1.950%	10/1/16	225	236
Intel Corp.	3.300%	10/1/21	200	218
Intel Corp.	4.800%	10/1/41	955	1,118
International Business Machines Corp.	0.875%	10/31/14	325	328
International Business Machines Corp.	0.550%	2/6/15	800	802
International Business Machines Corp.	2.000%	1/5/16	275	287
International Business Machines Corp.	1.950%	7/22/16	300	313
International Business Machines Corp.	1.250%	2/6/17	1,150	1,170
International Business Machines Corp.	5.700%	9/14/17	4,000	4,898
International Business Machines Corp.	1.875%	5/15/19	50	52
International Business Machines Corp.	2.900%	11/1/21	200	214
International Business Machines Corp.	5.600%	11/30/39	1,114	1,487
International Business Machines Corp.	4.000%	6/20/42	1,173	1,267
Juniper Networks Inc.	3.100%	3/15/16	75	78
Juniper Networks Inc.	4.600%	3/15/21	360	386
Juniper Networks Inc.	5.950%	3/15/41	150	166
KLA-Tencor Corp.	6.900%	5/1/18	325	392

Lexmark International Inc.	6.650%	6/1/18	375	409
Microsoft Corp.	2.950%	6/1/14	985	1,028
Microsoft Corp.	1.625%	9/25/15	200	207
Microsoft Corp.	4.200%	6/1/19	460	538
Microsoft Corp.	3.000%	10/1/20	250	275
Microsoft Corp.	5.200%	6/1/39	629	820
Microsoft Corp.	4.500%	10/1/40	125	148
Microsoft Corp.	5.300%	2/8/41	600	795
Motorola Solutions Inc.	3.750%	5/15/22	400	416
Motorola Solutions Inc.	7.500%	5/15/25	75	93
Oracle Corp.	5.250%	1/15/16	1,900	2,186
Oracle Corp.	5.750%	4/15/18	1,415	1,756
Oracle Corp.	5.000%	7/8/19	1,175	1,428
Oracle Corp.	6.125%	7/8/39	645	886
Oracle Corp.	5.375%	7/15/40	1,125	1,441
Pitney Bowes Inc.	4.875%	8/15/14	435	456
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,389
SAIC Inc.	4.450%	12/1/20	485	533
SAIC Inc.	5.950%	12/1/40	75	86
Science Applications International Corp.	5.500%	7/1/33	100	102
Symantec Corp.	2.750%	9/15/15	50	52
Symantec Corp.	2.750%	6/15/17	500	514
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	406
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	155
Texas Instruments Inc.	1.375%	5/15/14	310	315
Texas Instruments Inc.	0.450%	8/3/15	300	299
Texas Instruments Inc.	2.375%	5/16/16	175	185
Texas Instruments Inc.	1.650%	8/3/19	500	501
Tyco Electronics Group SA	6.550%	10/1/17	205	248
Tyco Electronics Group SA	7.125%	10/1/37	600	804
Verisk Analytics Inc.	4.125%	9/12/22	300	304
Xerox Corp.	8.250%	5/15/14	300	333
Xerox Corp.	4.250%	2/15/15	495	526
Xerox Corp.	6.400%	3/15/16	375	429
Xerox Corp.	6.750%	2/1/17	350	413
Xerox Corp.	2.950%	3/15/17	325	336
Xerox Corp.	6.350%	5/15/18	555	652
Xerox Corp.	5.625%	12/15/19	550	627
Xerox Corp.	4.500%	5/15/21	585	621

Transportation (0.2%)
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	170	182
4 American Airlines Pass Through Trust 2009-
1A	10.375%	1/2/21	107	116
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	89
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	298
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	455
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	438
Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	413
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	414
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	954
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	161
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	430
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	513
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	611

Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	212
Canadian National Railway Co.	1.450%	12/15/16	125	128
Canadian National Railway Co.	5.550%	3/1/19	265	325
Canadian National Railway Co.	2.850%	12/15/21	550	579
Canadian National Railway Co.	6.250%	8/1/34	350	488
Canadian National Railway Co.	6.200%	6/1/36	350	480
Canadian National Railway Co.	6.375%	11/15/37	500	712
Canadian Pacific Railway Co.	7.125%	10/15/31	450	584
Canadian Pacific Railway Co.	5.950%	5/15/37	250	297
Canadian Pacific Railway Ltd.	5.750%	1/15/42	25	31
Con-way Inc.	6.700%	5/1/34	350	379
4 Continental Airlines 1998-1 Class A Pass
Through Trusts	6.648%	9/15/17	398	424
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	135	155
4 Continental Airlines 2012-1 Class A Pass
Through Trusts	4.150%	10/11/25	1,250	1,281
4 Continental Airlines 2012-2 Class A Pass Thru
Certificates	4.000%	4/29/26	50	51
CSX Corp.	5.600%	5/1/17	25	29
CSX Corp.	7.900%	5/1/17	126	161
CSX Corp.	6.250%	3/15/18	725	887
CSX Corp.	7.375%	2/1/19	1,050	1,342
CSX Corp.	3.700%	10/30/20	205	221
CSX Corp.	6.220%	4/30/40	174	226
CSX Corp.	5.500%	4/15/41	425	512
CSX Corp.	4.750%	5/30/42	535	582
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	213	236
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	595	680
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	92	99
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	5/7/20	75	78
FedEx Corp.	8.000%	1/15/19	125	168
FedEx Corp.	2.625%	8/1/22	50	50
FedEx Corp.	3.875%	8/1/42	200	195
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	466
Norfolk Southern Corp.	5.750%	1/15/16	175	201
Norfolk Southern Corp.	7.700%	5/15/17	400	505
Norfolk Southern Corp.	5.750%	4/1/18	100	120
Norfolk Southern Corp.	5.900%	6/15/19	835	1,020
Norfolk Southern Corp.	3.250%	12/1/21	25	26
7 Norfolk Southern Corp.	2.903%	2/15/23	280	284
Norfolk Southern Corp.	5.590%	5/17/25	14	18
Norfolk Southern Corp.	4.837%	10/1/41	665	759
Norfolk Southern Corp.	3.950%	10/1/42	525	524
Norfolk Southern Corp.	6.000%	5/23/2111	650	793
Norfolk Southern Railway Co.	9.750%	6/15/20	116	168
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	279	303
Ryder System Inc.	5.850%	3/1/14	250	266
Ryder System Inc.	3.150%	3/2/15	685	712
Ryder System Inc.	3.600%	3/1/16	400	425
Ryder System Inc.	5.850%	11/1/16	75	87
Southwest Airlines Co.	5.250%	10/1/14	115	123

Southwest Airlines Co.	5.750%	12/15/16	200	228
Southwest Airlines Co.	5.125%	3/1/17	400	447
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	121	138
Union Pacific Corp.	7.125%	2/1/28	910	1,270
Union Pacific Corp.	6.625%	2/1/29	200	275
Union Pacific Corp.	5.780%	7/15/40	175	222
Union Pacific Corp.	4.750%	9/15/41	750	846
United Parcel Service Inc.	3.875%	4/1/14	50	53
United Parcel Service Inc.	1.125%	10/1/17	800	805
United Parcel Service Inc.	5.125%	4/1/19	175	212
United Parcel Service Inc.	3.125%	1/15/21	965	1,040
United Parcel Service Inc.	2.450%	10/1/22	175	176
United Parcel Service Inc.	6.200%	1/15/38	760	1,069
United Parcel Service Inc.	3.625%	10/1/42	175	176
				824,327
Utilities (1.0%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	518
Alabama Power Co.	5.500%	10/15/17	550	665
Alabama Power Co.	4.100%	1/15/42	1,000	1,051
Ameren Illinois Co.	6.125%	11/15/17	25	30
Ameren Illinois Co.	2.700%	9/1/22	1,200	1,218
Appalachian Power Co.	5.800%	10/1/35	100	123
Appalachian Power Co.	6.700%	8/15/37	500	666
Appalachian Power Co.	7.000%	4/1/38	260	363
Arizona Public Service Co.	5.800%	6/30/14	50	54
Arizona Public Service Co.	4.650%	5/15/15	275	300
Arizona Public Service Co.	5.500%	9/1/35	550	663
Arizona Public Service Co.	4.500%	4/1/42	25	27
Carolina Power & Light Co.	5.300%	1/15/19	675	816
Carolina Power & Light Co.	3.000%	9/15/21	750	792
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	250
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	679
Cleco Power LLC	6.000%	12/1/40	175	211
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	343
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	565
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	252
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	906
Commonwealth Edison Co.	1.625%	1/15/14	125	127
Commonwealth Edison Co.	5.950%	8/15/16	900	1,060
Commonwealth Edison Co.	1.950%	9/1/16	615	637
Commonwealth Edison Co.	6.150%	9/15/17	600	736
Commonwealth Edison Co.	5.800%	3/15/18	150	184
Commonwealth Edison Co.	5.900%	3/15/36	100	132
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,450
Connecticut Light & Power Co.	6.350%	6/1/36	250	344
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	232	249
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	715
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	292
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	371
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,142
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	554
Constellation Energy Group Inc.	4.550%	6/15/15	175	190
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,743
Consumers Energy Co.	6.700%	9/15/19	495	648
Consumers Energy Co.	2.850%	5/15/22	1,150	1,200

Delmarva Power & Light Co.	4.000%	6/1/42	225	242
Detroit Edison Co.	3.450%	10/1/20	410	457
Detroit Edison Co.	3.900%	6/1/21	100	113
Detroit Edison Co.	2.650%	6/15/22	50	51
Detroit Edison Co.	5.700%	10/1/37	125	163
Detroit Edison Co.	3.950%	6/15/42	900	942
Dominion Resources Inc.	1.800%	3/15/14	100	102
Dominion Resources Inc.	2.250%	9/1/15	750	782
Dominion Resources Inc.	1.950%	8/15/16	910	944
Dominion Resources Inc.	5.600%	11/15/16	470	552
Dominion Resources Inc.	1.400%	9/15/17	100	100
Dominion Resources Inc.	6.000%	11/30/17	550	666
Dominion Resources Inc.	4.450%	3/15/21	125	143
Dominion Resources Inc.	2.750%	9/15/22	100	101
Dominion Resources Inc.	5.250%	8/1/33	200	232
Dominion Resources Inc.	4.900%	8/1/41	550	642
Dominion Resources Inc.	4.050%	9/15/42	325	330
4 Dominion Resources Inc.	7.500%	6/30/66	175	190
Duke Energy Carolinas LLC	4.300%	6/15/20	500	579
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,157
Duke Energy Carolinas LLC	6.000%	12/1/28	300	375
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,427
Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	710	862
Duke Energy Carolinas LLC	4.000%	9/30/42	425	434
Duke Energy Corp.	3.350%	4/1/15	375	397
Duke Energy Corp.	1.625%	8/15/17	625	627
Duke Energy Corp.	5.050%	9/15/19	175	205
Duke Energy Corp.	3.050%	8/15/22	200	203
Duke Energy Indiana Inc.	5.000%	9/15/13	250	261
Duke Energy Indiana Inc.	3.750%	7/15/20	185	206
Duke Energy Indiana Inc.	4.200%	3/15/42	475	485
El Paso Electric Co.	6.000%	5/15/35	175	210
Entergy Arkansas Inc.	3.750%	2/15/21	650	702
Entergy Louisiana LLC	1.875%	12/15/14	200	206
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,450
Exelon Corp.	4.900%	6/15/15	500	549
Exelon Generation Co. LLC	6.200%	10/1/17	205	245
Exelon Generation Co. LLC	4.000%	10/1/20	575	609
7 Exelon Generation Co. LLC	5.600%	6/15/42	121	130
FirstEnergy Corp.	7.375%	11/15/31	615	806
Florida Power & Light Co.	5.950%	10/1/33	100	134
Florida Power & Light Co.	5.625%	4/1/34	225	290
Florida Power & Light Co.	4.950%	6/1/35	50	59
Florida Power & Light Co.	6.200%	6/1/36	50	69
Florida Power & Light Co.	5.850%	5/1/37	560	748
Florida Power & Light Co.	5.950%	2/1/38	175	238
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,597
Florida Power & Light Co.	4.125%	2/1/42	75	81
Florida Power Corp.	5.100%	12/1/15	410	462
Florida Power Corp.	5.650%	6/15/18	50	61
Florida Power Corp.	4.550%	4/1/20	1,375	1,577
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	197
Georgia Power Co.	4.750%	9/1/40	125	141
Iberdrola International BV	6.750%	7/15/36	175	186

4 Integrys Energy Group Inc.	6.110%	12/1/66	300	315
Interstate Power & Light Co.	6.250%	7/15/39	100	132
Jersey Central Power & Light Co.	5.625%	5/1/16	350	405
Jersey Central Power & Light Co.	5.650%	6/1/17	350	411
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	174	198
Kansas City Power & Light Co.	6.050%	11/15/35	200	246
Kansas City Power & Light Co.	5.300%	10/1/41	830	959
Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,059
Kentucky Utilities Co.	3.250%	11/1/20	200	217
LG&E & KU Energy LLC	2.125%	11/15/15	125	127
LG&E & KU Energy LLC	3.750%	11/15/20	150	157
Louisville Gas & Electric Co.	1.625%	11/15/15	300	308
Louisville Gas & Electric Co.	5.125%	11/15/40	100	123
MidAmerican Energy Co.	5.950%	7/15/17	560	681
MidAmerican Energy Co.	6.750%	12/30/31	725	997
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	317
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,543
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	495
Mississippi Power Co.	4.250%	3/15/42	375	386
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	700	740
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	134
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	150	180
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	625	662
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	600	914
Nevada Power Co.	6.650%	4/1/36	410	566
Nevada Power Co.	5.450%	5/15/41	500	619
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,043
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	692
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	238
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	294
Northern States Power Co.	6.200%	7/1/37	250	350
Northern States Power Co.	5.350%	11/1/39	175	224
NSTAR Electric Co.	4.875%	4/15/14	225	239
NSTAR Electric Co.	5.625%	11/15/17	325	390
NSTAR LLC	4.500%	11/15/19	1,245	1,418
Oglethorpe Power Corp.	5.950%	11/1/39	100	130
Oglethorpe Power Corp.	5.375%	11/1/40	380	453
Ohio Edison Co.	6.400%	7/15/16	550	652
Ohio Power Co.	6.000%	6/1/16	480	558
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	193
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	194
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	406
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	251
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	761
Pacific Gas & Electric Co.	4.800%	3/1/14	1,265	1,339
Pacific Gas & Electric Co.	5.625%	11/30/17	250	304
Pacific Gas & Electric Co.	8.250%	10/15/18	275	378
Pacific Gas & Electric Co.	3.500%	10/1/20	410	452
Pacific Gas & Electric Co.	4.250%	5/15/21	225	259
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,618

Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,298
Pacific Gas & Electric Co.	5.400%	1/15/40	500	615
Pacific Gas & Electric Co.	4.450%	4/15/42	600	651
PacifiCorp	5.250%	6/15/35	475	574
PacifiCorp	5.750%	4/1/37	410	533
PacifiCorp	6.250%	10/15/37	600	831
PacifiCorp	4.100%	2/1/42	350	371
Peco Energy Co.	5.350%	3/1/18	125	150
Pennsylvania Electric Co.	6.050%	9/1/17	75	89
Pennsylvania Electric Co.	5.200%	4/1/20	205	236
Pepco Holdings Inc.	2.700%	10/1/15	680	708
PPL Electric Utilities Corp.	3.000%	9/15/21	410	435
PPL Electric Utilities Corp.	6.250%	5/15/39	100	140
PPL Electric Utilities Corp.	5.200%	7/15/41	700	872
PPL Energy Supply LLC	6.200%	5/15/16	68	77
Progress Energy Inc.	6.050%	3/15/14	100	107
Progress Energy Inc.	5.625%	1/15/16	205	234
Progress Energy Inc.	3.150%	4/1/22	500	509
Progress Energy Inc.	7.750%	3/1/31	625	879
Progress Energy Inc.	6.000%	12/1/39	410	514
PSEG Power LLC	5.000%	4/1/14	650	690
PSEG Power LLC	5.500%	12/1/15	450	502
PSEG Power LLC	5.320%	9/15/16	615	702
PSEG Power LLC	5.125%	4/15/20	200	230
Public Service Co. of Colorado	5.800%	8/1/18	100	124
Public Service Co. of Colorado	5.125%	6/1/19	175	212
Public Service Co. of Colorado	3.200%	11/15/20	500	547
Public Service Co. of Colorado	6.250%	9/1/37	300	420
Public Service Co. of Colorado	3.600%	9/15/42	225	222
Public Service Co. of Oklahoma	5.150%	12/1/19	600	698
Public Service Co. of Oklahoma	4.400%	2/1/21	500	561
Public Service Co. of Oklahoma	6.625%	11/15/37	275	364
Public Service Electric & Gas Co.	2.700%	5/1/15	225	237
Public Service Electric & Gas Co.	5.500%	3/1/40	300	394
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,628
Puget Sound Energy Inc.	5.483%	6/1/35	100	127
Puget Sound Energy Inc.	6.274%	3/15/37	500	702
Puget Sound Energy Inc.	5.757%	10/1/39	495	654
Puget Sound Energy Inc.	4.434%	11/15/41	275	308
San Diego Gas & Electric Co.	5.300%	11/15/15	100	114
San Diego Gas & Electric Co.	5.350%	5/15/35	100	127
San Diego Gas & Electric Co.	5.350%	5/15/40	500	654
San Diego Gas & Electric Co.	4.500%	8/15/40	255	296
SCANA Corp.	4.750%	5/15/21	205	223
SCANA Corp.	4.125%	2/1/22	1,125	1,163
Sierra Pacific Power Co.	6.000%	5/15/16	525	613
Sierra Pacific Power Co.	6.750%	7/1/37	400	555
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	604
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	198
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	124
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	215
Southern California Edison Co.	4.650%	4/1/15	775	849
Southern California Edison Co.	5.000%	1/15/16	275	313
Southern California Edison Co.	3.875%	6/1/21	350	398
Southern California Edison Co.	6.650%	4/1/29	225	299
Southern California Edison Co.	5.750%	4/1/35	508	661
Southern California Edison Co.	5.350%	7/15/35	800	994

Southern California Edison Co.	4.500%	9/1/40	205	235
Southern California Edison Co.	4.050%	3/15/42	425	453
Southern Co.	1.950%	9/1/16	410	424
Southern Power Co.	4.875%	7/15/15	1,325	1,460
Southern Power Co.	5.150%	9/15/41	1,210	1,397
Southwestern Electric Power Co.	6.450%	1/15/19	250	307
Southwestern Electric Power Co.	6.200%	3/15/40	75	96
Tampa Electric Co.	2.600%	9/15/22	75	76
Tampa Electric Co.	6.550%	5/15/36	375	523
TECO Finance Inc.	4.000%	3/15/16	100	109
TECO Finance Inc.	6.572%	11/1/17	330	403
TECO Finance Inc.	5.150%	3/15/20	125	147
TransAlta Corp.	6.650%	5/15/18	100	115
Tucson Electric Power Co.	5.150%	11/15/21	130	145
UIL Holdings Corp.	4.625%	10/1/20	100	105
Union Electric Co.	6.700%	2/1/19	235	300
Virginia Electric & Power Co.	5.400%	1/15/16	700	805
Virginia Electric & Power Co.	6.000%	5/15/37	550	741
Virginia Electric & Power Co.	8.875%	11/15/38	100	172
Westar Energy Inc.	4.125%	3/1/42	525	563
Wisconsin Electric Power Co.	6.000%	4/1/14	550	595
Wisconsin Electric Power Co.	4.250%	12/15/19	175	203
Wisconsin Electric Power Co.	2.950%	9/15/21	635	669
Wisconsin Electric Power Co.	5.625%	5/15/33	200	252
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	560
Wisconsin Power & Light Co.	5.000%	7/15/19	25	30
Wisconsin Power & Light Co.	6.375%	8/15/37	300	424
Xcel Energy Inc.	5.613%	4/1/17	631	742
Xcel Energy Inc.	4.700%	5/15/20	305	355
Xcel Energy Inc.	6.500%	7/1/36	635	870

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	250	272
AGL Capital Corp.	5.875%	3/15/41	125	164
Atmos Energy Corp.	8.500%	3/15/19	250	335
Atmos Energy Corp.	5.500%	6/15/41	800	1,007
Boardwalk Pipelines LP	5.500%	2/1/17	200	221
British Transco Finance Inc.	6.625%	6/1/18	430	522
Buckeye Partners LP	4.875%	2/1/21	650	667
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	583
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	301
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	95
DCP Midstream Operating LP	3.250%	10/1/15	175	179
DCP Midstream Operating LP	4.950%	4/1/22	75	79
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	818
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	500	587
Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,422
Energy Transfer Partners LP	5.950%	2/1/15	630	691
Energy Transfer Partners LP	6.125%	2/15/17	300	345
Energy Transfer Partners LP	9.000%	4/15/19	254	328
Energy Transfer Partners LP	4.650%	6/1/21	495	534
Energy Transfer Partners LP	5.200%	2/1/22	125	139
Energy Transfer Partners LP	6.625%	10/15/36	150	170
Energy Transfer Partners LP	7.500%	7/1/38	500	605
Energy Transfer Partners LP	6.500%	2/1/42	875	1,013
8 Enron Corp.	9.125%	4/1/03	700	—
8 Enron Corp.	7.125%	5/15/07	300	—

8 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,297
Enterprise Products Operating LLC	6.300%	9/15/17	175	213
Enterprise Products Operating LLC	6.650%	4/15/18	50	61
Enterprise Products Operating LLC	6.500%	1/31/19	50	62
Enterprise Products Operating LLC	5.200%	9/1/20	410	484
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,788
Enterprise Products Operating LLC	7.550%	4/15/38	450	607
Enterprise Products Operating LLC	5.950%	2/1/41	495	590
Enterprise Products Operating LLC	4.850%	8/15/42	850	886
KeySpan Corp.	8.000%	11/15/30	200	277
KeySpan Corp.	5.803%	4/1/35	250	292
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	368
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	517
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,066
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	904
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	894
Kinder Morgan Energy Partners LP	3.950%	9/1/22	625	671
Kinder Morgan Energy Partners LP	3.450%	2/15/23	175	180
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	222
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	340
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	240
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	429
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	460
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,243
Kinder Morgan Energy Partners LP	5.000%	8/15/42	175	182
Magellan Midstream Partners LP	5.650%	10/15/16	560	650
Magellan Midstream Partners LP	6.550%	7/15/19	625	769
National Grid plc	6.300%	8/1/16	275	319
Nisource Finance Corp.	5.400%	7/15/14	300	322
Nisource Finance Corp.	6.400%	3/15/18	615	750
Nisource Finance Corp.	6.800%	1/15/19	750	908
Nisource Finance Corp.	6.125%	3/1/22	450	551
Nisource Finance Corp.	6.250%	12/15/40	400	503
ONEOK Inc.	5.200%	6/15/15	300	327
ONEOK Inc.	4.250%	2/1/22	750	813
ONEOK Inc.	6.000%	6/15/35	440	482
ONEOK Partners LP	3.250%	2/1/16	50	53
ONEOK Partners LP	6.150%	10/1/16	410	479
ONEOK Partners LP	2.000%	10/1/17	625	636
ONEOK Partners LP	8.625%	3/1/19	400	525
ONEOK Partners LP	3.375%	10/1/22	250	252
ONEOK Partners LP	6.650%	10/1/36	525	626
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	946
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	62
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	168
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,318
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	263
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	2.000%	3/15/14	475	483
Sempra Energy	6.500%	6/1/16	615	733
Sempra Energy	6.150%	6/15/18	750	933
Sempra Energy	6.000%	10/15/39	705	920

Southern California Gas Co.	5.750%	11/15/35	25	33
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	176
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,350
Spectra Energy Capital LLC	5.668%	8/15/14	400	433
Spectra Energy Capital LLC	8.000%	10/1/19	165	216
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	347
Texas Gas Transmission LLC	4.600%	6/1/15	250	271
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	376
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,910	2,156
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	1,007
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,011
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	165
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	137
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	633
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	428
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	205	248
Western Gas Partners LP	5.375%	6/1/21	500	566
Williams Cos. Inc.	7.500%	1/15/31	321	403
Williams Cos. Inc.	7.750%	6/15/31	407	521
Williams Partners LP	3.800%	2/15/15	125	133
Williams Partners LP	5.250%	3/15/20	1,895	2,201
Williams Partners LP	6.300%	4/15/40	675	851
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	500	613

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	500	646
United Utilities plc	5.375%	2/1/19	325	359
Veolia Environnement SA	6.000%	6/1/18	600	700

				170,096
Total Corporate Bonds (Cost $1,337,211)				1,473,858
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	3.000%	5/27/14	1,490	1,553
African Development Bank	1.125%	3/15/17	1,550	1,575
Asian Development Bank	2.750%	5/21/14	1,175	1,219
Asian Development Bank	0.875%	6/10/14	300	303
Asian Development Bank	4.250%	10/20/14	300	322
Asian Development Bank	2.625%	2/9/15	2,745	2,885
Asian Development Bank	0.500%	8/17/15	700	703
Asian Development Bank	2.500%	3/15/16	775	825
Asian Development Bank	5.500%	6/27/16	100	118
Asian Development Bank	1.125%	3/15/17	1,325	1,351
Asian Development Bank	5.593%	7/16/18	500	614
Asian Development Bank	1.875%	10/23/18	530	558
Asian Development Bank	1.750%	3/21/19	475	493
Banco do Brasil SA	3.875%	1/23/17	200	208
Canada	2.375%	9/10/14	615	642
Canada	0.875%	2/14/17	2,050	2,079
China Development Bank Corp.	4.750%	10/8/14	450	480
China Development Bank Corp.	5.000%	10/15/15	175	193
7 Corp Nacional del Cobre de Chile	3.000%	7/17/22	600	602
Corp. Andina de Fomento	5.125%	5/5/15	450	489
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,850
Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,491

Council Of Europe Development Bank	2.750%	2/10/15	275	288
Council Of Europe Development Bank	2.625%	2/16/16	735	777
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,013
9 Development Bank of Japan Inc.	4.250%	6/9/15	910	997
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,051
European Bank for Reconstruction &
Development	1.625%	9/3/15	100	103
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	530
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,555
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	1,000
European Investment Bank	1.250%	2/14/14	2,960	2,994
European Investment Bank	2.375%	3/14/14	375	385
European Investment Bank	3.000%	4/8/14	1,000	1,038
European Investment Bank	1.500%	5/15/14	475	483
European Investment Bank	4.625%	5/15/14	2,000	2,133
European Investment Bank	3.125%	6/4/14	3,180	3,317
European Investment Bank	1.125%	8/15/14	500	506
European Investment Bank	0.875%	12/15/14	430	434
European Investment Bank	2.875%	1/15/15	450	474
European Investment Bank	2.750%	3/23/15	900	948
European Investment Bank	1.125%	4/15/15	3,150	3,197
European Investment Bank	1.625%	9/1/15	6,955	7,166
European Investment Bank	1.375%	10/20/15	2,855	2,925
European Investment Bank	4.875%	2/16/16	550	625
European Investment Bank	2.250%	3/15/16	550	577
European Investment Bank	2.500%	5/16/16	525	557
European Investment Bank	2.125%	7/15/16	1,000	1,049
European Investment Bank	5.125%	9/13/16	1,500	1,751
European Investment Bank	1.250%	10/14/16	950	967
European Investment Bank	4.875%	1/17/17	1,225	1,427
European Investment Bank	1.750%	3/15/17	1,125	1,168
European Investment Bank	5.125%	5/30/17	800	952
European Investment Bank	1.625%	6/15/17	100	103
European Investment Bank	1.125%	9/15/17	200	202
European Investment Bank	1.000%	12/15/17	300	300
European Investment Bank	2.875%	9/15/20	1,650	1,772
European Investment Bank	4.000%	2/16/21	4,000	4,619
Export Development Canada	2.250%	5/28/15	150	158
Export Development Canada	1.250%	10/26/16	1,970	2,035
Export-Import Bank of Korea	8.125%	1/21/14	875	953
Export-Import Bank of Korea	5.875%	1/14/15	800	879
Export-Import Bank of Korea	5.125%	3/16/15	150	163
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,102
Export-Import Bank of Korea	3.750%	10/20/16	300	323
Export-Import Bank of Korea	4.000%	1/11/17	725	789
Export-Import Bank of Korea	5.000%	4/11/22	575	678
Federative Republic of Brazil	7.875%	3/7/15	475	554
Federative Republic of Brazil	6.000%	1/17/17	2,545	3,039
4 Federative Republic of Brazil	8.000%	1/15/18	61	73
Federative Republic of Brazil	5.875%	1/15/19	875	1,089
Federative Republic of Brazil	8.875%	10/14/19	175	253
Federative Republic of Brazil	4.875%	1/22/21	4,405	5,263
Federative Republic of Brazil	2.625%	1/5/23	325	325

	Federative Republic of Brazil	8.875%	4/15/24	325	523
	Federative Republic of Brazil	8.750%	2/4/25	800	1,288
	Federative Republic of Brazil	10.125%	5/15/27	875	1,582
	Federative Republic of Brazil	8.250%	1/20/34	1,075	1,768
	Federative Republic of Brazil	7.125%	1/20/37	650	974
	Federative Republic of Brazil	11.000%	8/17/40	1,650	2,107
	Federative Republic of Brazil	5.625%	1/7/41	1,950	2,499
	Hydro-Quebec	2.000%	6/30/16	1,125	1,165
	Hydro-Quebec	8.400%	1/15/22	1,235	1,793
	Inter-American Development Bank	3.000%	4/22/14	1,825	1,899
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,163
	Inter-American Development Bank	1.375%	10/18/16	390	401
	Inter-American Development Bank	1.125%	3/15/17	100	102
	Inter-American Development Bank	2.375%	8/15/17	250	269
	Inter-American Development Bank	1.750%	8/24/18	4,055	4,256
	Inter-American Development Bank	3.875%	9/17/19	100	118
	Inter-American Development Bank	3.875%	2/14/20	500	587
	Inter-American Development Bank	7.000%	6/15/25	250	358
	International Bank for Reconstruction &
	Development	3.500%	10/8/13	450	464
	International Bank for Reconstruction &
	Development	0.500%	11/26/13	375	376
	International Bank for Reconstruction &
	Development	1.125%	8/25/14	1,725	1,749
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	5,230	5,508
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	2,600	2,740
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	200	231
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	405	411
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	3,500	3,536
	International Finance Corp.	3.000%	4/22/14	875	910
	International Finance Corp.	2.750%	4/20/15	900	955
	International Finance Corp.	2.250%	4/11/16	525	558
	International Finance Corp.	1.125%	11/23/16	2,150	2,196
	International Finance Corp.	1.000%	4/24/17	575	582
	International Finance Corp.	2.125%	11/17/17	700	748
9	Japan Bank for International Cooperation	2.875%	2/2/15	625	659
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,487
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	741
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	638
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	607
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	655
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	550
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	589
10 KFW		4.000%	10/15/13	1,325	1,374
10 KFW		1.375%	1/13/14	1,850	1,869
10 KFW		1.500%	4/4/14	225	229
10 KFW		4.125%	10/15/14	25	27
10 KFW		2.750%	10/21/14	7,385	7,711
10 KFW		1.000%	1/12/15	1,800	1,822
10 KFW		2.625%	3/3/15	1,275	1,337
10 KFW		0.625%	4/24/15	100	100
10 KFW		1.250%	10/26/15	550	562

10 KFW	5.125%	3/14/16	775	891
10 KFW	2.000%	6/1/16	1,250	1,308
10 KFW	1.250%	10/5/16	2,545	2,600
10 KFW	1.250%	2/15/17	3,425	3,498
10 KFW	4.375%	3/15/18	3,450	4,011
10 KFW	4.500%	7/16/18	350	414
10 KFW	4.875%	6/17/19	4,775	5,840
10 KFW	4.000%	1/27/20	150	175
10 KFW	2.750%	9/8/20	4,500	4,838
10 KFW	2.375%	8/25/21	410	425
10 KFW	2.000%	10/4/22	1,575	1,557
10 KFW	0.000%	4/18/36	500	233
Korea Development Bank	8.000%	1/23/14	800	869
Korea Development Bank	4.375%	8/10/15	700	756
Korea Development Bank	3.250%	3/9/16	970	1,018
Korea Development Bank	4.000%	9/9/16	750	814
Korea Finance Corp.	4.625%	11/16/21	1,375	1,560
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	347
[10] Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,158
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,440
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,028
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	626
Nordic Investment Bank	2.625%	10/6/14	475	495
Nordic Investment Bank	2.500%	7/15/15	810	857
Nordic Investment Bank	2.250%	3/15/16	450	477
North American Development Bank	4.375%	2/11/20	125	142
[11] Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,150	1,164
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,028
[11] Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	647
[11] Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	349
4 Oriental Republic of Uruguay	8.000%	11/18/22	1,200	1,743
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,243
Pemex Project Funding Master Trust	6.625%	6/15/38	375	469
People's Republic of China	4.750%	10/29/13	200	209
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	335
Petrobras International Finance Co. - Pifco	2.875%	2/6/15	425	436
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	2,175	2,301
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,388
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	100	105
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	681
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,318
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,665	1,890
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	200	226
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,525	1,912
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,750	2,170
Petroleos Mexicanos	4.875%	3/15/15	1,025	1,101
Petroleos Mexicanos	8.000%	5/3/19	700	917
Petroleos Mexicanos	6.000%	3/5/20	425	509
Petroleos Mexicanos	5.500%	1/21/21	2,730	3,194
Petroleos Mexicanos	4.875%	1/24/22	1,950	2,196
Petroleos Mexicanos	6.500%	6/2/41	300	369
Petroleos Mexicanos	5.500%	6/27/44	825	898
Province of British Columbia	2.850%	6/15/15	750	799
Province of British Columbia	2.100%	5/18/16	2,020	2,135
Province of Manitoba	1.375%	4/28/14	400	406
Province of Manitoba	4.900%	12/6/16	1,235	1,449
Province of Manitoba Canada	2.100%	9/6/22	300	304

Province of New Brunswick	2.750%	6/15/18	725	799
Province of Nova Scotia	2.375%	7/21/15	560	588
Province of Nova Scotia	5.125%	1/26/17	500	588
Province of Ontario	1.375%	1/27/14	1,450	1,470
Province of Ontario	4.100%	6/16/14	1,625	1,726
Province of Ontario	2.950%	2/5/15	250	264
Province of Ontario	0.950%	5/26/15	1,050	1,061
Province of Ontario	2.700%	6/16/15	875	924
Province of Ontario	4.750%	1/19/16	75	85
Province of Ontario	2.300%	5/10/16	1,460	1,536
Province of Ontario	1.600%	9/21/16	5,850	6,026
Province of Ontario	3.150%	12/15/17	100	110
Province of Ontario	3.000%	7/16/18	400	439
Province of Ontario	1.650%	9/27/19	925	929
Province of Ontario	4.000%	10/7/19	850	985
Province of Ontario	4.400%	4/14/20	475	563
Province of Ontario	2.450%	6/29/22	100	101
Quebec	4.875%	5/5/14	250	268
Quebec	4.600%	5/26/15	350	388
Quebec	5.125%	11/14/16	525	618
Quebec	4.625%	5/14/18	450	531
Quebec	3.500%	7/29/20	1,530	1,707
Quebec	2.750%	8/25/21	875	923
Quebec	7.125%	2/9/24	400	564
Quebec	7.500%	9/15/29	475	735
Region of Lombardy Italy	5.804%	10/25/32	500	381
Republic of Chile	3.875%	8/5/20	300	338
Republic of Chile	3.250%	9/14/21	800	865
Republic of Columbia	8.250%	12/22/14	200	231
Republic of Columbia	7.375%	1/27/17	700	868
Republic of Columbia	7.375%	3/18/19	825	1,089
Republic of Columbia	4.375%	7/12/21	2,130	2,453
Republic of Columbia	8.125%	5/21/24	400	596
Republic of Columbia	7.375%	9/18/37	200	307
Republic of Columbia	6.125%	1/18/41	1,775	2,393
Republic of Italy	4.500%	1/21/15	800	828
Republic of Italy	3.125%	1/26/15	1,160	1,166
Republic of Italy	4.750%	1/25/16	1,225	1,261
Republic of Italy	5.250%	9/20/16	3,445	3,603
Republic of Italy	5.375%	6/12/17	950	994
Republic of Italy	6.875%	9/27/23	125	138
Republic of Italy	5.375%	6/15/33	1,400	1,320
Republic of Korea	5.750%	4/16/14	875	939
Republic of Korea	4.875%	9/22/14	615	662
Republic of Korea	7.125%	4/16/19	425	552
Republic of Panama	5.200%	1/30/20	2,045	2,451
Republic of Panama	7.125%	1/29/26	900	1,276
4 Republic of Panama	6.700%	1/26/36	584	817
Republic of Peru	7.125%	3/30/19	500	663
Republic of Peru	7.350%	7/21/25	900	1,313
Republic of Peru	8.750%	11/21/33	1,225	2,107
Republic of Peru	5.625%	11/18/50	1,475	1,891
Republic of Poland	3.875%	7/16/15	775	825
Republic of Poland	5.000%	10/19/15	375	415
Republic of Poland	6.375%	7/15/19	3,040	3,754
Republic of Poland	5.125%	4/21/21	900	1,049
Republic of Poland	5.000%	3/23/22	415	481

Republic of Poland	3.000%	3/17/23	1,000	981
Republic of South Africa	6.875%	5/27/19	875	1,105
Republic of South Africa	5.500%	3/9/20	1,985	2,357
Republic of South Africa	4.665%	1/17/24	100	113
Republic of South Africa	6.250%	3/8/41	700	922
State of Israel	5.500%	11/9/16	1,320	1,516
State of Israel	5.125%	3/26/19	300	345
State of Israel	4.000%	6/30/22	300	317
Statoil ASA	3.875%	4/15/14	300	315
Statoil ASA	2.900%	10/15/14	75	79
Statoil ASA	3.125%	8/17/17	1,085	1,194
Statoil ASA	5.250%	4/15/19	1,060	1,286
Statoil ASA	3.150%	1/23/22	125	134
Statoil ASA	7.150%	1/15/29	250	356
Statoil ASA	5.100%	8/17/40	300	372
Statoil ASA	4.250%	11/23/41	125	138
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,075
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,105
Svensk Exportkredit AB	1.750%	5/30/17	125	128
United Mexican States	5.875%	2/17/14	1,325	1,410
United Mexican States	6.625%	3/3/15	493	558
United Mexican States	11.375%	9/15/16	100	139
United Mexican States	5.625%	1/15/17	5,505	6,450
United Mexican States	5.950%	3/19/19	1,725	2,144
United Mexican States	3.625%	3/15/22	750	818
United Mexican States	6.750%	9/27/34	932	1,322
United Mexican States	6.050%	1/11/40	1,715	2,281
United Mexican States	4.750%	3/8/44	1,042	1,158
United Mexican States	5.750%	10/12/10	3,192	3,797
Total Sovereign Bonds (Cost $300,388)				322,522
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	142
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	59
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	215
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	659
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	102
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	258
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	130
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	245
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	461
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	182
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	710	1,013
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	400	420
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	112

California GO	5.250%	4/1/14	150	160
California GO	5.750%	3/1/17	150	174
California GO	6.200%	10/1/19	1,600	1,925
California GO	5.700%	11/1/21	250	286
California GO	7.500%	4/1/34	2,270	3,027
California GO	7.550%	4/1/39	405	553
California GO	7.300%	10/1/39	150	200
California GO	7.350%	11/1/39	825	1,114
California GO	7.625%	3/1/40	450	621
California GO	7.600%	11/1/40	350	486
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	127
Chicago IL Board of Education GO	6.319%	11/1/29	50	58
Chicago IL Board of Education GO	6.138%	12/1/39	100	109
Chicago IL GO	7.781%	1/1/35	100	130
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	150	197
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	58
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	98
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	226
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	892
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	96
Chicago IL Water Revenue	6.742%	11/1/40	75	101
Clark County NV Airport Revenue	6.881%	7/1/42	75	87
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	404
Connecticut GO	5.090%	10/1/30	75	87
Connecticut GO	5.850%	3/15/32	610	771
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	179
Cook County IL GO	6.229%	11/15/34	100	115
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	65
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	130
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	61
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	275
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	93
Dallas TX Independent School District GO	6.450%	2/15/35	150	189
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	30
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	95
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	100	140
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	94
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	255
George Washington University District of
Columbia GO	3.485%	9/15/22	500	533
Georgia GO	4.503%	11/1/25	325	377

Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	810	951
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	348
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	164
Harvard University Massachusetts GO	4.875%	10/15/40	200	249
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	200	212
Illinois GO	4.071%	1/1/14	1,120	1,161
Illinois GO	4.511%	3/1/15	375	396
Illinois GO	5.365%	3/1/17	375	418
Illinois GO	5.877%	3/1/19	600	679
Illinois GO	4.950%	6/1/23	1,450	1,510
Illinois GO	5.100%	6/1/33	2,520	2,445
Illinois GO	6.630%	2/1/35	100	113
Illinois GO	6.725%	4/1/35	275	313
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	95
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	632
Johns Hopkins University Maryland GO	5.250%	7/1/19	375	454
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	50	53
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	102
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	337
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	126
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	418
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	116
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	596
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	737
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,249
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	133
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	158
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	262
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	68
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	135
Massachusetts GO	4.200%	12/1/21	225	259
Massachusetts GO	5.456%	12/1/39	535	673
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	163
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	435	528
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	119

Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	159
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	90
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	75	93
Mississippi GO	5.245%	11/1/34	50	61
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	124
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	835	1,066
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	910	1,083
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	174
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	350	474
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	470	493
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	558
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	431
New York City NY GO	6.246%	6/1/35	100	117
New York City NY GO	5.968%	3/1/36	560	734
New York City NY GO	5.985%	12/1/36	75	96
New York City NY GO	5.517%	10/1/37	50	63
New York City NY GO	6.271%	12/1/37	600	799
New York City NY GO	5.846%	6/1/40	100	132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	135
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	139
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	105
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	128
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	710	974
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	334
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	126
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	190
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	780
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	789
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	64
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	120
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	772
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	642

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	125
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	372
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	95
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	275
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	210
Ohio State University General Receipts
Revenue	4.800%	6/1/2111	165	189
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	116
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	106
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	75	98
Oregon GO	5.762%	6/1/23	250	314
Oregon GO	5.892%	6/1/27	375	466
[13] Oregon School Boards Association GO	4.759%	6/30/28	300	343
[14] Oregon School Boards Association GO	5.528%	6/30/28	125	151
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	211
Pennsylvania GO	4.650%	2/15/26	125	147
Pennsylvania GO	5.350%	5/1/30	400	444
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	116
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	90
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	91
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	161
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	450	567
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	611
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,082
Princeton University New Jersey GO	5.700%	3/1/39	300	416
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	200	203
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	200	206
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	206
Rutgers State University NJ Revenue	5.665%	5/1/40	75	96
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	90
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	305
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	130
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	375	415

San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	133
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	94
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	709
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	798
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	566
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	75	104
Texas GO	5.517%	4/1/39	410	540
Texas Transportation Commission Revenue	5.028%	4/1/26	100	122
Texas Transportation Commission Revenue	5.178%	4/1/30	275	335
Texas Transportation Commission Revenue	4.631%	4/1/33	300	356
Texas Transportation Commission Revenue	4.681%	4/1/40	100	117
Tufts University Massachusetts GO	5.017%	4/15/2112	550	632
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	198
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	171
University of California Revenue	0.887%	7/1/13	75	75
University of California Revenue	6.270%	5/15/31	1,000	1,148
University of California Revenue	5.770%	5/15/43	410	505
University of California Revenue	5.946%	5/15/45	275	342
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	92
University of Pennsylvania GO	4.674%	9/1/2112	625	706
University of Southern California Revenue	5.250%	10/1/2111	200	254
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	125
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	89
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	189
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	385	458
Utah GO	4.554%	7/1/24	125	150
Utah GO	3.539%	7/1/25	50	54
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	636
Washington GO	5.481%	8/1/39	50	64
Washington GO	5.140%	8/1/40	480	597
[14] Wisconsin GO	4.800%	5/1/13	275	282
[14] Wisconsin GO	5.700%	5/1/26	325	399
Total Taxable Municipal Bonds (Cost $57,106)				67,354

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.2%)
[15] Vanguard Market Liquidity Fund	0.163%		547,520,975	547,521

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
2,16 Federal Home Loan Bank Discount Notes	0.130%	10/19/12	3,200	3,200
Total Temporary Cash Investments (Cost $550,721)				550,721
Total Investments (102.7%) (Cost $13,775,820)				17,585,337
Other Assets and Liabilities-Net (-2.7%)[17]				(464,428)
Net Assets (100%)				17,120,909

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,874,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.0% and 2.9%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2012.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $21,153,000, representing 0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16 Securities with a value of $3,200,000 have been segregated as initial margin for open futures contracts.
17 Includes $4,402,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to

Balanced Index Fund

maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	December 2012	140	50,197	(718)
E-mini Russell 2000 Index	December 2012	55	4,589	(105)
E-mini S&P MidCap 400 Index	December 2012	45	4,439	(120)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the

Balanced Index Fund

proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,224,711	81	27
U.S. Government and Agency Obligations	—	4,778,198	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	167,865	—
Corporate Bonds	—	1,473,858	—
Sovereign Bonds	—	322,522	—
Taxable Municipal Bonds	—	67,354	—
Temporary Cash Investments	547,521	3,200	—
Futures Contracts—Liabilities[1]	(288)	—	—
Total	10,771,944	6,813,078	27
1 Represents variation margin on the last day of the reporting period.

F. At September 30, 2012, the cost of investment securities for tax purposes was $13,775,820,000. Net unrealized appreciation of investment securities for tax purposes was $3,809,517,000, consisting of unrealized gains of $4,359,987,000 on securities that had risen in value since their purchase and $550,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.